SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2022
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg EM Local Currency Government Diversified Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The index includes government bonds issued by investment grade and non-investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Financial Services, LLC and Fitch Inc., respectively.
The Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index is designed to be a broad based measure of the global investment-grade, fixed rate, fixed income corporate markets outside the United States. The index is part of the Bloomberg Global ex-USD Aggregate Bond Index (the “Aggregate Index”). The major components of the Aggregate Index are the Pan-European Aggregate and the Asian Pacific Aggregate Indices. The securities in the index must have a $1 billion USD equivalent market capitalization outstanding and at least 1 year remaining. Securities must be fixed rate, although zero coupon bonds and step-ups are permitted. Additionally, securities must be rated investmen grade (Baa3/BBB-/BBB- or better) using the middle rating from Moody’s Investors Service, Inc., Fitch Inc.,or Standard & Poor’s Financial Services, LLC. after dropping the highest and lowest available ratings. If only two agencies rate a security, then the more conservative (lower) rating will be used. If only one rating agency rates a security, then that one rating will be used. Excluded from the index are subordinated debts, convertible securities, floating-rate notes, fixed-rate perpetuals, warrants, inflation-linked bonds and structured notes. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
The Bloomberg Global Treasury ex-US Capped Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). The index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the index. The index is rebalanced on a monthly basis.
The Bloomberg 1-3 Year Global Treasury ex-US Capped Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively). The securities in the index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. The securities in the index are updated monthly, on the last business day of each month.
The FTSE International Inflation-Linked Securities Select Index is designed to measure the total return performance of inflation-linked bonds outside the United States with fixed-rate coupon payments that are linked to an inflation index. Inflation-protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. The index includes government debt (direct obligations of the issuer country) but does not include quasi-government debt or corporate debt.
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries. The Fund’s benchmark is the Bloomberg EM Local Currency Government Diversified Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was –11.89%, and the Index was –12.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, taxes, and sampling contributed to the difference between the Fund’s performance and that of the Index.
Global concerns around heightened inflation, tighter financial conditions, and the war in Ukraine were the primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
In order to reign in persistent inflation and overheated economies across the globe, countries’ central banks began an about-face on previous easy monetary policy, with many embarking on aggressive rate hiking cycles. The European Central bank and Bank of England raised interest rates by 2.50% and 3.25% respectively. Even the Bank of Japan, notorious for uber-easy monetary policy, announced that it would allow benchmark yields to rise to 0.50%, from the previous ceiling of 0.25%. The effects of the hawkish pivot of developed market central banks spilled over into emerging market countries, tightening fiscal conditions and stalling growth, ultimately leading to negative returns.
The invasion of Ukraine by Russia in the first quarter of the year led to major index providers pricing Russia-related bonds at zero, essentially making them untradeable, before eventually dropping them from the index all together. The Fund exited positions in Russia sovereigns in advance of index exit at a non-zero price, leading to a small pick-up in performance relative to the Index.
Most emerging market debt sold off throughout the year before recovering slightly in the fourth quarter. On a country specific level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Turkey, Brazil, and Chile bonds. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Egypt, Russia, and Hungary bonds.
The Fund used forwards to manage currency exposure during the Reporting Period. The use of forwards helped the Fund track the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Emerging Markets Local Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg EM Local Currency Government Diversified Index	Net Asset Value	Market Value	Bloomberg EM Local Currency Government Diversified Index
ONE YEAR	(11.89)%	(11.75)%	(12.73)%	(11.89)%	(11.75)%	(12.73)%
FIVE YEARS	(14.19)%	(14.04)%	(12.85)%	(3.01)%	(2.98)%	(2.71)%
TEN YEARS	(16.98)%	(17.42)%	(12.27)%	(1.84)%	(1.90)%	(1.30)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Emerging Markets Local Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2024	1.5%
Brazil Letras do Tesouro Nacional 10.00% 1/1/2025	1.4
Turkey Government Bond 16.90% 9/2/2026	0.9
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2026	0.8
Bonos de la Tesoreria de la Republica en pesos 5.80% 6/1/2024	0.8
TOTAL	5.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Foreign Government Obligations	97.9%
Corporate Bonds & Notes	0.0 *
Short-Term Investments	2.0
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2022

Description	% of Total Investments
China	12.4%
South Korea	12.4
Indonesia	8.7
Malaysia	7.2
Brazil	6.6
Poland	4.4
Thailand	4.3
Czech Republic	4.2
Israel	4.2
Mexico	4.2
TOTAL	68.6%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL COPORATE BOND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. The Fund’s benchmark is the Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was –19.86%, and the Index was –19.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings, and sampling contributed to the difference between the Fund’s performance and that of the index.
Global concerns around heightened inflation, changes in central bank policies, and the war in Ukraine were the primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
In order to reign in persistent inflation and overheated economies across the globe, countries’ central banks began an about-face on previous easy monetary policy, with many embarking on aggressive rate hiking cycles. The European Central bank and Bank of England raised interest rates by 2.50% and 3.25% respectively. Even the Bank of Japan, notorious for uber-easy monetary policy, announced that it would allow benchmark yields to rise to 0.50%, from the previous ceiling of 0.25%. The hawkish pivot of global central banks roiled corporate markets and sent spreads soaring, leading to negative returns within the sector.
The invasion of Ukraine by Russia in the first quarter of the year did not have a direct impact on Fund or Index performance as Russia corporate bonds were not held in the index previously. However, the war in Ukraine did have cascading effects on overall market sentiment as well as in the energy sector due to sanctions on Russian oil exports.
Most international corporate bonds sold off throughout the year before recovering slightly in the fourth quarter. On a country specific level, the top positive to the Fund's performance on an absolute basis during the Reporting Period were Eurozone, Portugal and Hong Kong corporate bonds. The top negative contributors to the Fund's performance on an absolute basis during the Reporting Period were Mexico, China and Luxembourg corporate bonds
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index
ONE YEAR	(19.86)%	(19.46)%	(19.59)%	(19.86)%	(19.46)%	(19.59)%
FIVE YEARS	(19.77)%	(19.28)%	(17.89)%	(4.31)%	(4.19)%	(3.87)%
TEN YEARS	(17.09)%	(16.93)%	(13.18)%	(1.86)%	(1.84)%	(1.40)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg International Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Seven & i Holdings Co., Ltd. 0.19% 12/19/2025	0.5%
NTT Finance Corp. 0.38% 9/20/2030	0.5
Orange SA 8.13% 1/28/2033	0.4
UniCredit SpA 2.20% 7/22/2027	0.3
Volkswagen International Finance NV 1.88% 3/30/2027	0.3
TOTAL	2.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Corporate Bonds & Notes	98.3%
Short-Term Investments	6.3
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Fund’s benchmark is the Bloomberg Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was –19.66%, and the Index was –19.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings, and sampling contributed to the difference between the Fund’s performance and that of the Index.
Global concerns around heightened inflation, changes in central bank policies, and the war in Ukraine were the primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
In order to reign in persistent inflation and overheated economies across the globe, countries’ central banks began an about-face on previous easy monetary policy, with many embarking on aggressive rate hiking cycles. The European Central bank and Bank of England raised interest rates by 2.50% and 3.25% respectively. Even the Bank of Japan, notorious for uber-easy monetary policy, announced that it would allow benchmark yields to rise to 0.50%, from the previous ceiling of 0.25%. The hawkish pivot of global central banks roiled sovereign markets and sent yields soaring, leading to negative returns within the sector.
The invasion of Ukraine by Russia in the first quarter of the year led to major index providers pricing Russia-related bonds at zero, essentially making them untradeable, before eventually dropping them from the index all together. The Fund exited positions in Russia sovereigns in advance of index exit at a non-zero price, leading to a small pickup in performance relative to the index.
Most international sovereigns sold off throughout the year before recovering slightly in the fourth quarter. On a country specific level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Russia, Chile and Mexico government bonds. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were United Kingdom, Hungary and Latvia government bonds.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg Global Treasury ex-US Capped Index
ONE YEAR	(19.66)%	(19.59)%	(19.44)%	(19.66)%	(21.50)%	(19.44)%
FIVE YEARS	(17.18)%	(16.74)%	(15.65)%	(3.70)%	(3.60)%	(3.35)%
TEN YEARS	(19.47)%	(19.16)%	(15.68)%	(2.14)%	(2.10)%	(1.69)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
China Government Bond 3.25% 11/22/2028	0.8%
China Government Bond 4.08% 10/22/2048	0.7
Japan Government Five Year Bond 0.01% 6/20/2027	0.4
Korea Treasury Bond 2.00% 3/10/2049	0.4
Japan Government 10 Year Bond 0.10% 12/20/2031	0.4
TOTAL	2.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Foreign Government Obligations	99.3%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of December 31, 2022

Description	% of Total Investments
Japan	23.4%
France	5.0
United Kingdom	5.0
South Korea	4.6
China	4.6
Italy	4.6
Australia	4.6
Canada	4.6
Germany	4.6
Spain	4.6
TOTAL	65.6%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. The Fund’s benchmark is the Bloomberg 1-3 Year Global Treasury ex-US Capped Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was –11.07%, and the Index was –10.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings, and sampling contributed to the difference between the Fund’s performance and that of the index.
Global concerns around heightened inflation, changes in central bank policies, and the war in Ukraine were the primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
In order to reign in persistent inflation and overheated economies across the globe, countries’ central banks began an about-face on previous easy monetary policy, with many embarking on aggressive rate hiking cycles. The European Central bank and Bank of England raised interest rates by 2.50% and 3.25% respectively. Even the Bank of Japan, notorious for uber-easy monetary policy, announced that it would allow benchmark yields to rise to 0.50%, from the previous ceiling of 0.25%. The hawkish pivot of global central banks roiled sovereign markets and sent yields soaring, leading to negative returns within the sector.
The invasion of Ukraine by Russia in the first quarter of the year led to major index providers pricing Russia-related bonds at zero, essentially making them untradeable, before eventually dropping them from the index all together. The Fund exited positions in Russia sovereigns in advance of index exit at a non-zero price, leading to a small pickup in performance relative to the index.
Most international sovereigns sold off throughout the year before recovering slightly in the fourth quarter. On a country specific level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Mexico, Peru, and Chile government bonds. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Russia, Turkey and Hungary government bonds.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg Short Term International Treasury Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 1-3 Year Global Treasury ex-US Capped Index	Net Asset Value	Market Value	Bloomberg 1-3 Year Global Treasury ex-US Capped Index
ONE YEAR	(11.07)%	(10.56)%	(10.70)%	(11.07)%	(10.56)%	(10.70)%
FIVE YEARS	(13.88)%	(13.33)%	(12.07)%	(2.94)%	(2.82)%	(2.54)%
TEN YEARS	(23.90)%	(23.48)%	(20.80)%	(2.69)%	(2.64)%	(2.30)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg Short Term International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Government of Japan 5 Year Bond 0.10% 9/20/2024	3.0%
Government of Japan 5 Year Bond 0.10% 3/20/2024	2.9
Government of Japan 5 Year Bond 0.10% 6/20/2025	2.9
Government of Japan 5 Year Bond 0.10% 3/20/2025	2.7
Government of Japan 5 Year Bond 0.10% 12/20/2025	2.6
TOTAL	14.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Foreign Government Obligations	99.1%
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
Top Ten Countries as of December 31, 2022

Description	% of Total Investments
Japan	23.4%
Italy	5.2
France	5.1
South Korea	4.7
China	4.6
Australia	4.6
Canada	4.6
United Kingdom	4.6
Germany	4.6
Spain	4.5
TOTAL	65.9%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTION BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR FTSE International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. The Fund’s benchmark is the FTSE International Inflation-Linked Securities Select Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Fund was –15.41%, and the Index was –14.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, tax withholdings and sampling contributed to the difference between the Fund’s performance and that of the index.
Global concerns around heightened inflation, changes in central bank policies, and the war in Ukraine were the primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations.
In order to reign in persistent inflation and overheated economies across the globe, countries’ central banks began an about-face on previous easy monetary policy, with many embarking on aggressive rate hiking cycles. The European Central Bank and Bank of England raised interest rates by 2.50% and 3.25% respectively. Even the Bank of Japan, notorious for uber-easy monetary policy, announced that it would allow benchmark yields to rise to 0.50%, from the previous ceiling of 0.25%. The hawkish pivot of global central banks roiled sovereign markets and sent yields soaring, leading to negative returns within the sector.
The invasion of Ukraine by Russia in the first quarter of the year did not directly affect the Fund or Index performance as Russia inflation-linked government bonds were not a part of the index to begin with. However, the war in Ukraine had cascading effects on market sentiment that increased overall market volatility.
Most international sovereigns sold off throughout the year before recovering slightly in the fourth quarter. On a country specific level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Turkey, Brazil and Eurozone government inflation-linked bonds. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Chile, United Kingdom and Israel government inflation-linked bonds.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Performance Summary (Unaudited)
Performance as of December 31, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index	Net Asset Value	Market Value	FTSE International Inflation-Linked Securities Select Index
ONE YEAR	(15.41)%	(15.44)%	(14.78)%	(15.41)%	(15.44)%	(14.78)%
FIVE YEARS(1) (2)	(10.14)%	(10.29)%	(7.44)%	(2.12)%	(2.15)%	(1.53)%
TEN YEARS(1) (2)	(10.41)%	(11.14)%	(5.19)%	(1.09)%	(1.17)%	(0.53)%
(1)	Effective February 15, 2016, the Fund changed its benchmark index from the DB Global Government ex-US Inflation-Linked Securities Select Index. The Fund's performance in the tables is based on the Fund's prior investment strategy to track a different benchmark index for periods prior to February 15, 2016.
(2)	The FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index) inception date is January 15, 2016. Index returns in the line graph below represent the Fund’s prior benchmark index from December 31, 2009 through February 14, 2016 and the FTSE International Inflation-Linked Securities Select Index (formerly, Citi International Inflation-Linked Securities Select Index from February 15, 2016 through December 31, 2022.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR FTSE International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.Please see the financial highlights for the total expense ratio for the fiscal period ended December 31, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2022

Description	% of Net Assets
Deutsche Bundesrepublik Inflation Linked Bond 0.50% 4/15/2030	1.6%
United Kingdom Gilt Inflation Linked 0.13% 3/22/2024	1.5
United Kingdom Gilt Inflation Linked 0.13% 8/10/2041	1.4
Deutsche Bundesrepublik Inflation Linked Bond 0.10% 4/15/2026	1.4
Bonos de la Tesoreria de la Republica 3.00% 1/1/2044	1.3
TOTAL	7.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2022

% of Net Assets
Foreign Government Obligations	99.4%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
Top Ten Countries as of December 31, 2022

Description	% of Total Investments
United Kingdom	20.5%
France	7.9
Brazil	7.5
Chile	4.9
Japan	4.9
Turkey	4.7
Mexico	4.7
South Africa	4.7
Spain	4.7
Australia	4.6
TOTAL	69.1%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
SUPRANATIONAL — 0.0% (a)
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	$ 901,988
TOTAL CORPORATE BONDS & NOTES (Cost $1,061,970)			901,988
FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
BRAZIL — 6.6%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 7/1/2023	BRL	2,900,000	515,386
Series LTN, Zero Coupon, 1/1/2024	BRL	189,000,000	31,590,949
Series LTN, Zero Coupon, 4/1/2024	BRL	41,300,000	6,712,546
Series LTN, Zero Coupon, 7/1/2024	BRL	102,200,000	16,129,278
Zero Coupon, 10/1/2024	BRL	25,000,000	3,832,447
Series LTN, Zero Coupon, 1/1/2025	BRL	28,400,000	4,234,721
Zero Coupon, 1/1/2026	BRL	137,000,000	18,084,259
Series NTNF, 10.00%, 1/1/2025	BRL	166,450,000	30,085,440
Series NTNF, 10.00%, 1/1/2027	BRL	74,075,000	12,905,365
Series NTNF, 10.00%, 1/1/2029	BRL	58,890,000	9,921,950
Series NTNF, 10.00%, 1/1/2031	BRL	40,000,000	6,574,112
Series NTNF, 10.00%, 1/1/2033	BRL	10,000,000	1,713,149
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	63,229
10.25%, 1/10/2028	BRL	1,000,000	174,959
			142,537,790
CHILE — 3.4%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (b)	CLP	5,535,000,000	5,426,437
2.50%, 3/1/2025	CLP	490,000,000	518,287
2.80%, 10/1/2033 (b)	CLP	1,000,000,000	949,317
4.00%, 3/1/2023 (b)	CLP	2,135,000,000	2,479,947
4.50%, 3/1/2026	CLP	715,000,000	801,919
4.70%, 9/1/2030 (b)	CLP	10,640,000,000	12,026,327
5.00%, 10/1/2028 (b)	CLP	4,600,000,000	5,224,933
Security Description		Principal Amount	Value
5.00%, 3/1/2035	CLP	11,875,000,000	$ 13,779,887
5.10%, 7/15/2050	CLP	2,470,000,000	2,887,017
5.80%, 6/1/2024 (b)	CLP	14,770,000,000	16,946,512
Series 30YR, 6.00%, 1/1/2043	CLP	9,715,000,000	12,579,456
			73,620,039
CHINA — 12.4%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	3,054,556
Series 1908, 3.42%, 7/2/2024	CNY	6,300,000	919,868
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	296,229
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	987,749
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,342,556
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,481,178
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	472,592
China Government Bond:
1.99%, 9/15/2024	CNY	23,000,000	3,290,512
Series INBK, 1.99%, 4/9/2025	CNY	43,000,000	6,123,373
2.18%, 6/25/2024	CNY	10,000,000	1,435,011
2.18%, 8/25/2025	CNY	48,000,000	6,858,882
2.24%, 5/25/2025	CNY	26,000,000	3,726,401
Series INBK, 2.26%, 2/24/2025	CNY	58,000,000	8,302,409
Series INBK, 2.28%, 3/17/2024	CNY	64,000,000	9,202,661
2.28%, 11/25/2025	CNY	10,000,000	1,434,851
Series INBK, 2.37%, 1/20/2027	CNY	28,500,000	4,054,813
2.44%, 10/15/2027	CNY	40,000,000	5,690,484
Series INBK, 2.47%, 9/2/2024	CNY	20,000,000	2,879,956
Series INBK, 2.48%, 4/15/2027	CNY	35,000,000	4,986,955
2.50%, 7/25/2027	CNY	19,000,000	2,707,513
2.60%, 9/1/2032	CNY	10,000,000	1,406,505
Series INBK, 2.62%, 9/25/2029	CNY	10,000,000	1,419,373
Series INBK, 2.68%, 5/21/2030	CNY	46,000,000	6,527,094
Series INBK, 2.69%, 8/12/2026	CNY	69,920,000	10,072,043
2.69%, 8/15/2032	CNY	30,000,000	4,248,774
2.75%, 6/15/2029	CNY	24,000,000	3,441,000
Series INBK, 2.75%, 2/17/2032	CNY	43,000,000	6,103,028
2.76%, 5/15/2032	CNY	15,000,000	2,137,455

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series INBK, 2.80%, 3/24/2029	CNY	20,000,000	$ 2,878,433
Series INBK, 2.84%, 4/8/2024	CNY	55,000,000	7,961,865
Series INBK, 2.85%, 6/4/2027	CNY	30,000,000	4,345,681
Series INBK, 2.89%, 11/18/2031	CNY	30,500,000	4,381,480
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,453,710
Series INBK, 2.91%, 10/14/2028	CNY	30,000,000	4,351,254
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	3,049,235
Series INBK, 3.01%, 5/13/2028	CNY	38,000,000	5,537,720
Series INBK, 3.02%, 10/22/2025	CNY	34,000,000	4,963,218
Series INBK, 3.02%, 5/27/2031	CNY	46,000,000	6,691,030
Series INBK, 3.03%, 3/11/2026	CNY	37,000,000	5,403,180
Series 1916, 3.12%, 12/5/2026	CNY	42,600,000	6,258,034
Series 1915, 3.13%, 11/21/2029	CNY	53,000,000	7,782,856
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	3,927,632
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,144,427
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,385,227
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,478,854
Series INBK, 3.27%, 11/19/2030	CNY	37,000,000	5,494,354
Series 1619, 3.27%, 8/22/2046	CNY	15,000,000	2,141,525
Series INBK, 3.28%, 12/3/2027	CNY	35,400,000	5,230,205
Series 1906, 3.29%, 5/23/2029	CNY	34,600,000	5,145,429
Series INBK, 3.32%, 4/15/2052	CNY	10,000,000	1,468,346
Series INBK, 3.39%, 3/16/2050	CNY	29,000,000	4,249,901
3.40%, 7/15/2072	CNY	10,000,000	1,457,266
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	992,911
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	746,274
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,637,256
Series INBK, 3.53%, 10/18/2051	CNY	40,000,000	6,042,493
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,509,295
Security Description		Principal Amount	Value
Series INBK, 3.72%, 4/12/2051	CNY	20,000,000	$ 3,120,129
Series INBK, 3.73%, 5/25/2070	CNY	35,000,000	5,487,413
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	2,752,436
Series 1525, 3.74%, 10/20/2045	CNY	13,000,000	2,064,282
Series INBK, 3.76%, 3/22/2071	CNY	21,000,000	3,329,247
Series 1705, 3.77%, 2/20/2047	CNY	13,000,000	2,029,192
Series INBK, 3.81%, 9/14/2050	CNY	29,000,000	4,579,795
Series 1910, 3.86%, 7/22/2049	CNY	26,500,000	4,209,077
Series 1023, 3.96%, 7/29/2040	CNY	18,000,000	2,919,670
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,617,517
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,486,215
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,436,354
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	821,226
Series 1824, 4.08%, 10/22/2048	CNY	25,300,000	4,164,694
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	159,947
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,334,302
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	548,063
Series 1116, 4.50%, 6/23/2041	CNY	21,000,000	3,655,303
Series 2417, 4.63%, 8/11/2034	CNY	17,000,000	2,862,796
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	360,813
			266,651,383
COLOMBIA — 3.8%
Colombia Government International Bond 9.85%, 6/28/2027	COP	115,000,000	20,885
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	27,750,000,000	4,328,749
Series B, 6.00%, 4/28/2028	COP	70,015,000,000	10,773,392
Series B, 6.25%, 11/26/2025	COP	68,875,000,000	12,151,336
Series B, 6.25%, 7/9/2036	COP	11,300,000,000	1,340,447
Series B, 7.00%, 3/26/2031	COP	81,850,000,000	11,907,243

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series B, 7.00%, 6/30/2032	COP	62,464,000,000	$ 8,750,257
Series B, 7.25%, 10/18/2034	COP	34,525,000,000	4,683,134
Series B, 7.25%, 10/26/2050	COP	30,600,000,000	3,577,387
Series B, 7.50%, 8/26/2026	COP	74,702,000,000	13,153,554
Series B, 7.75%, 9/18/2030	COP	21,800,000,000	3,376,568
Series B, 9.25%, 5/28/2042	COP	47,400,000,000	7,059,408
Series B, 10.00%, 7/24/2024	COP	5,530,000,000	1,110,572
			82,232,932
CZECH REPUBLIC — 4.2%
Czech Republic Government Bond:
Series 130, 0.05%, 11/29/2029	CZK	61,550,000	1,923,030
Series 100, 0.25%, 2/10/2027	CZK	217,730,000	7,868,950
Series 94, 0.95%, 5/15/2030	CZK	269,280,000	8,862,658
Series 95, 1.00%, 6/26/2026	CZK	185,930,000	7,101,028
Series 121, 1.20%, 3/13/2031	CZK	182,570,000	5,961,436
Series 120, 1.25%, 2/14/2025	CZK	280,390,000	11,344,694
Series 125, 1.50%, 4/24/2040	CZK	29,460,000	777,113
Series 138, 1.75%, 6/23/2032	CZK	6,540,000	216,729
Series 142, 1.95%, 7/30/2037	CZK	60,000,000	1,839,873
Series 103, 2.00%, 10/13/2033	CZK	259,550,000	8,600,518
Series 89, 2.40%, 9/17/2025	CZK	182,700,000	7,474,458
Series 78, 2.50%, 8/25/2028	CZK	238,700,000	9,132,237
Series 105, 2.75%, 7/23/2029	CZK	97,250,000	3,708,322
Series 145, 3.50%, 5/30/2035	CZK	60,000,000	2,277,307
Series 49, 4.20%, 12/4/2036	CZK	128,380,000	5,219,266
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	527,174
Series 8Y, 5.00%, 9/30/2030	CZK	41,000,000	1,788,351
Series 6Y, 5.50%, 12/12/2028	CZK	92,000,000	4,121,951
Security Description		Principal Amount	Value
Series 58, 5.70%, 5/25/2024	CZK	52,540,000	$ 2,322,652
			91,067,747
HUNGARY — 3.5%
Hungary Government Bond:
Series 26/E, 1.50%, 4/22/2026 (c)	HUF	3,571,180,000	7,141,566
Series 26/F, 1.50%, 8/26/2026 (c)	HUF	2,405,000,000	4,672,940
Series 29/A, 2.00%, 5/23/2029 (c)	HUF	1,831,220,000	3,242,560
Series 33/A, 2.25%, 4/20/2033 (c)	HUF	929,670,000	1,433,838
Series 34/A, 2.25%, 6/22/2034	HUF	2,237,500,000	3,294,083
Series 24/C, 2.50%, 10/24/2024	HUF	2,542,600,000	5,800,556
Series 26/D, 2.75%, 12/22/2026 (c)	HUF	3,938,000,000	7,887,152
Series 24/B, 3.00%, 6/26/2024	HUF	979,170,000	2,296,980
Series 27/A, 3.00%, 10/27/2027	HUF	1,580,970,000	3,059,412
Series 30/A, 3.00%, 8/21/2030	HUF	4,357,500,000	7,783,459
Series 38/A, 3.00%, 10/27/2038	HUF	2,203,760,000	3,102,864
Series 41/A, 3.00%, 4/25/2041	HUF	868,900,000	1,131,697
Series 31/A, 3.25%, 10/22/2031	HUF	1,219,870,000	2,129,151
Series 28/B, 4.50%, 3/23/2028	HUF	2,380,000,000	4,907,155
Series 32/A, 4.75%, 11/24/2032 (c)	HUF	1,470,000,000	2,832,523
Series 25/B, 5.50%, 6/24/2025	HUF	3,084,620,000	7,192,057
Series 23/A, 6.00%, 11/24/2023 (c)	HUF	10,000	25
Series 28/A, 6.75%, 10/22/2028 (c)	HUF	2,744,500,000	6,326,936
			74,234,954
INDONESIA — 8.7%
Indonesia Treasury Bond:
Series FR90, 5.13%, 4/15/2027	IDR	44,000,000,000	2,717,896
Series FR86, 5.50%, 4/15/2026	IDR	110,900,000,000	6,977,777
Series FR64, 6.13%, 5/15/2028	IDR	113,750,000,000	7,145,445
Series FR88, 6.25%, 6/15/2036	IDR	20,000,000,000	1,202,691
Series FR91, 6.38%, 4/15/2032	IDR	135,000,000,000	8,339,952

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series FR93, 6.38%, 7/15/2037	IDR	35,000,000,000	$ 2,162,457
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	97,938
Series FR81, 6.50%, 6/15/2025	IDR	112,000,000,000	7,255,439
Series FR87, 6.50%, 2/15/2031	IDR	151,700,000,000	9,457,193
Series FR65, 6.63%, 5/15/2033	IDR	60,000,000,000	3,747,522
Series FR89, 6.88%, 8/15/2051	IDR	36,000,000,000	2,205,441
Series FR59, 7.00%, 5/15/2027	IDR	118,000,000,000	7,760,472
Series FR82, 7.00%, 9/15/2030	IDR	132,600,000,000	8,598,833
Series FR96, 7.00%, 2/15/2033	IDR	65,000,000,000	4,181,628
Series FR92, 7.13%, 6/15/2042	IDR	95,000,000,000	6,110,756
Series FR97, 7.13%, 6/15/2043	IDR	11,000,000,000	706,600
Series FR76, 7.38%, 5/15/2048	IDR	56,700,000,000	3,668,791
Series FR74, 7.50%, 8/15/2032	IDR	51,300,000,000	3,409,156
Series FR80, 7.50%, 6/15/2035	IDR	70,600,000,000	4,671,226
Series FR75, 7.50%, 5/15/2038	IDR	56,910,000,000	3,762,016
Series FR83, 7.50%, 4/15/2040	IDR	98,500,000,000	6,499,697
Series FR85, 7.75%, 4/15/2031	IDR	11,000,000,000	739,104
Series FR77, 8.13%, 5/15/2024	IDR	70,100,000,000	4,643,964
Series FR78, 8.25%, 5/15/2029	IDR	98,150,000,000	6,787,483
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	258,242
Series FR72, 8.25%, 5/15/2036	IDR	55,090,000,000	3,858,149
Series FR70, 8.38%, 3/15/2024	IDR	105,600,000,000	7,004,482
Series FR56, 8.38%, 9/15/2026	IDR	94,300,000,000	6,470,276
Series FR68, 8.38%, 3/15/2034	IDR	97,700,000,000	6,867,018
Series FR79, 8.38%, 4/15/2039	IDR	81,000,000,000	5,754,950
Series FR73, 8.75%, 5/15/2031	IDR	69,050,000,000	4,942,303
Series FR67, 8.75%, 2/15/2044	IDR	47,050,000,000	3,423,007
Series FR71, 9.00%, 3/15/2029	IDR	86,000,000,000	6,147,971
Security Description		Principal Amount	Value
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	$ 76,060
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	97,024
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.00%, 7/15/2024	IDR	30,000,000,000	1,863,120
Series PBS, 4.88%, 7/15/2026	IDR	82,000,000,000	5,019,006
Series PBS, 5.38%, 8/15/2025	IDR	10,000,000,000	628,853
5.88%, 7/15/2028	IDR	2,338,000,000	147,197
Series PBS, 6.13%, 10/15/2025	IDR	33,000,000,000	2,107,253
Series PBS, 6.38%, 3/15/2034	IDR	77,522,000,000	4,666,558
Series PBS, 6.50%, 6/15/2039	IDR	9,000,000,000	536,299
Series PBS, 6.63%, 10/15/2024	IDR	66,000,000,000	4,268,584
Series PBS, 6.75%, 6/15/2047	IDR	41,875,000,000	2,507,725
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,544,394
Series PBS, 8.88%, 11/15/2031	IDR	74,200,000,000	5,326,459
			186,364,407
ISRAEL — 4.2%
Israel Government Bond:
Series 1024, 0.40%, 10/31/2024	ILS	24,600,000	6,542,600
Series 0425, 0.50%, 4/30/2025	ILS	25,700,000	6,767,364
Series 0226, 0.50%, 2/27/2026	ILS	34,000,000	8,732,675
Series 0330, 1.00%, 3/31/2030	ILS	29,200,000	6,888,446
Series 0537, 1.50%, 5/31/2037	ILS	39,600,000	8,472,690
Series 0825, 1.75%, 8/31/2025	ILS	22,980,000	6,191,272
Series 0327, 2.00%, 3/31/2027	ILS	38,850,000	10,280,758
Series 0928, 2.25%, 9/28/2028	ILS	36,495,000	9,575,895
Series 1152, 2.80%, 11/29/2052	ILS	5,000,000	1,192,714
Series 0324, 3.75%, 3/31/2024	ILS	26,950,000	7,604,391
Series 0347, 3.75%, 3/31/2047	ILS	37,125,000	10,527,248
Series 0142, 5.50%, 1/31/2042	ILS	17,710,000	6,406,025

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 1026, 6.25%, 10/30/2026	ILS	5,225,000	$ 1,612,407
			90,794,485
MALAYSIA — 7.2%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	15,800,000	3,234,788
Series 0319, 3.48%, 6/14/2024	MYR	13,000,000	2,940,096
Series 0307, 3.50%, 5/31/2027	MYR	23,670,000	5,293,893
Series 0122, 3.58%, 7/15/2032	MYR	12,300,000	2,680,143
Series 0513, 3.73%, 6/15/2028	MYR	28,150,000	6,314,369
Series 0519, 3.76%, 5/22/2040	MYR	15,330,000	3,213,755
Series 0419, 3.83%, 7/5/2034	MYR	17,350,000	3,813,084
Series 0413, 3.84%, 4/15/2033	MYR	12,860,000	2,849,230
Series 0118, 3.88%, 3/14/2025	MYR	7,700,000	1,755,862
Series 0212, 3.89%, 3/15/2027	MYR	600,000	136,372
Series 0219, 3.89%, 8/15/2029	MYR	16,805,000	3,787,524
Series 0316, 3.90%, 11/30/2026	MYR	26,605,000	6,054,306
Series 0417, 3.90%, 11/16/2027	MYR	3,530,000	802,532
Series 0119, 3.91%, 7/15/2026	MYR	17,540,000	3,996,155
Series 0115, 3.96%, 9/15/2025	MYR	37,912,000	8,648,904
Series 0217, 4.06%, 9/30/2024	MYR	915,000	208,813
Series 0120, 4.07%, 6/15/2050	MYR	24,800,000	5,134,304
Series 0412, 4.13%, 4/15/2032	MYR	800,000	182,214
Series 0114, 4.18%, 7/15/2024	MYR	4,462,000	1,019,104
Series 0415, 4.25%, 5/31/2035	MYR	14,650,000	3,337,619
Series 0322, 4.50%, 4/30/2029	MYR	8,300,000	1,934,079
Series 0318, 4.64%, 11/7/2033	MYR	9,430,000	2,230,937
Series 0222, 4.70%, 10/15/2042	MYR	11,000,000	2,595,650
Series 0216, 4.74%, 3/15/2046	MYR	10,425,000	2,426,735
Series 0317, 4.76%, 4/7/2037	MYR	9,975,000	2,378,692
Security Description		Principal Amount	Value
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	$ 39,585
Series 0418, 4.89%, 6/8/2038	MYR	5,750,000	1,388,525
Series 0518, 4.92%, 7/6/2048	MYR	8,500,000	2,011,090
Series 0713, 4.94%, 9/30/2043	MYR	9,550,000	2,302,167
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	19,700,000	4,387,912
Series 0121, 3.45%, 7/15/2036	MYR	23,000,000	4,743,102
Series 0220, 3.47%, 10/15/2030	MYR	33,740,000	7,349,244
Series 0419, 3.66%, 10/15/2024	MYR	14,350,000	3,258,922
Series 0319, 3.73%, 3/31/2026	MYR	30,400,000	6,876,187
Series 0217, 4.05%, 8/15/2024	MYR	12,000,000	2,747,318
Series 0316, 4.07%, 9/30/2026	MYR	4,925,000	1,125,071
Series 0318, 4.09%, 11/30/2023	MYR	870,000	198,614
Series 0619, 4.12%, 11/30/2034	MYR	10,000,000	2,238,753
Series 0118, 4.13%, 8/15/2025	MYR	7,380,000	1,691,344
Series 0119, 4.13%, 7/9/2029	MYR	14,500,000	3,301,027
Series 0122, 4.19%, 10/7/2032	MYR	19,000,000	4,320,934
Series 0117, 4.26%, 7/26/2027	MYR	3,720,000	857,701
Series 0218, 4.37%, 10/31/2028	MYR	30,180,000	6,977,992
Series 0221, 4.42%, 9/30/2041	MYR	22,200,000	5,018,435
Series 0813, 4.44%, 5/22/2024	MYR	16,000,000	3,670,516
Series 0219, 4.47%, 9/15/2039	MYR	15,800,000	3,607,848
Series 0513, 4.58%, 8/30/2033	MYR	8,400,000	1,968,020
Series 0519, 4.64%, 11/15/2049	MYR	12,500,000	2,775,236
Series 0617, 4.72%, 6/15/2033	MYR	13,200,000	3,129,237
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	778,866
Series 0615, 4.79%, 10/31/2035	MYR	810,000	192,349
Series 0417, 4.90%, 5/8/2047	MYR	1,750,000	409,845

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 0222, 5.36%, 5/15/2052	MYR	5,000,000	$ 1,243,854
			155,578,854
MEXICO — 4.2%
Mexican Bonos:
Series M, 5.50%, 3/4/2027	MXN	148,829,300	6,660,994
Series M, 5.75%, 3/5/2026	MXN	244,157,200	11,332,548
Series M 20, 7.50%, 6/3/2027	MXN	111,220,700	5,379,413
Series M, 7.75%, 5/29/2031	MXN	148,396,800	7,046,606
Series M, 7.75%, 11/23/2034	MXN	110,268,100	5,110,790
Series M, 7.75%, 11/13/2042	MXN	110,089,600	4,929,309
Series M, 8.00%, 9/5/2024	MXN	279,640,200	13,873,919
Series M, 8.00%, 11/7/2047	MXN	166,950,800	7,637,985
Series M, 8.00%, 7/31/2053	MXN	30,000,000	1,365,777
Series M 20, 8.50%, 5/31/2029	MXN	226,486,300	11,300,460
Series M 30, 8.50%, 11/18/2038	MXN	184,050,000	8,935,854
Series M 20, 10.00%, 12/5/2024	MXN	98,495,500	5,065,627
Series M 30, 10.00%, 11/20/2036	MXN	28,100,000	1,543,094
			90,182,376
PERU — 3.2%
Peru Government Bond:
5.35%, 8/12/2040	PEN	10,000,000	1,945,762
5.40%, 8/12/2034	PEN	25,800,000	5,406,837
5.70%, 8/12/2024	PEN	8,200,000	2,118,767
5.94%, 2/12/2029	PEN	41,225,000	9,900,741
6.15%, 8/12/2032	PEN	40,507,000	9,320,589
6.35%, 8/12/2028	PEN	66,900,000	16,661,907
6.71%, 2/12/2055	PEN	1,000,000	221,875
6.85%, 2/12/2042	PEN	16,000,000	3,689,662
6.90%, 8/12/2037	PEN	49,075,000	11,497,892
6.95%, 8/12/2031	PEN	22,420,000	5,534,324
8.20%, 8/12/2026	PEN	9,200,000	2,522,593
Peruvian Government International Bond Series REGS, 6.71%, 2/12/2055	PEN	475,000	105,391
			68,926,340
PHILIPPINES — 4.2%
Philippine Government Bond:
Series 3-25, 2.38%, 9/10/2023	PHP	228,800,000	4,025,981
Security Description		Principal Amount	Value
Series 1065, 2.88%, 7/9/2030	PHP	153,500,000	$ 2,117,823
Series 5-77, 3.38%, 4/8/2026	PHP	570,000,000	9,385,229
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	357,786
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,384,265
Series 7-64, 3.63%, 4/22/2028	PHP	70,000,000	1,091,598
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	579,361
Series 7-65, 3.75%, 8/12/2028	PHP	960,000,000	14,930,594
Series 1066, 4.00%, 7/22/2031	PHP	227,000,000	3,309,616
Series 1059, 4.13%, 8/20/2024	PHP	18,700,000	325,260
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	868,490
Series 3-27, 4.25%, 4/7/2025	PHP	215,000,000	3,698,575
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,200,132
Series 2511, 4.63%, 9/9/2040	PHP	156,500,000	2,041,027
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	4,633,549
Series 1067, 4.88%, 1/20/2032	PHP	880,000,000	13,563,718
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	275,652
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	716,812
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	1,589,070
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,081,279
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	1,881,628
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	1,727,808
Series 3601, 6.25%, 1/14/2036	PHP	20,000,000	326,444
Series 1069, 6.75%, 9/15/2032	PHP	200,000,000	3,530,906
Series 2023, 6.75%, 1/24/2039	PHP	52,700,000	891,144
Series 1064, 6.88%, 1/10/2029	PHP	93,000,000	1,683,529
Series 2017, 8.00%, 7/19/2031	PHP	374,237,338	7,166,609
Series 2025-7, 8.00%, 9/30/2035	PHP	48,000,000	913,318
Series 25-8, 8.13%, 12/16/2035	PHP	198,800,000	3,806,348

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 4211, 8.13%, 11/24/2042	PHP	50,000,000	$ 982,029
			90,085,580
POLAND — 4.4%
Poland Government Bond:
Series 1026, 0.25%, 10/25/2026	PLN	72,193,000	12,844,881
Series 0425, 0.75%, 4/25/2025	PLN	25,200,000	5,004,667
Series 1030, 1.25%, 10/25/2030	PLN	1,590,000	243,271
Series 0424, 2.50%, 4/25/2024	PLN	14,790,000	3,203,980
Series 0726, 2.50%, 7/25/2026	PLN	52,000,000	10,209,724
Series 0727, 2.50%, 7/25/2027	PLN	22,000,000	4,176,050
Series 0428, 2.75%, 4/25/2028	PLN	71,250,000	13,307,039
Series 1029, 2.75%, 10/25/2029	PLN	12,000,000	2,121,493
Series 0725, 3.25%, 7/25/2025	PLN	44,000,000	9,201,756
Series 0447, 4.00%, 4/25/2047	PLN	400,000	60,188
Series 0429, 5.75%, 4/25/2029	PLN	450,000	97,217
Republic of Poland Government Bond:
Series 0724, 0.01%, 7/25/2024	PLN	52,650,000	10,851,092
Series 0432, 1.75%, 4/25/2032	PLN	83,500,000	12,482,405
Series 0527, 3.75%, 5/25/2027	PLN	52,000,000	10,432,365
			94,236,128
ROMANIA — 3.7%
Romania Government Bond:
Series 7Y, 2.50%, 10/25/2027	RON	35,100,000	6,008,106
Series 7Y, 3.25%, 4/29/2024	RON	7,500,000	1,550,490
Series 5Y, 3.25%, 6/24/2026	RON	30,000,000	5,629,396
3.50%, 11/25/2025	RON	12,000,000	2,336,183
Series 5Y, 3.65%, 7/28/2025	RON	22,600,000	4,469,356
Series 15Y, 3.65%, 9/24/2031 (c)	RON	12,200,000	1,949,795
Series 4YR, 3.70%, 11/25/2024 (c)	RON	21,800,000	4,447,159
Series 3Y, 4.00%, 10/25/2023	RON	90,000	18,983
Security Description		Principal Amount	Value
Series 8Y, 4.15%, 1/26/2028	RON	19,750,000	$ 3,624,130
Series 10YR, 4.15%, 10/24/2030	RON	28,930,000	4,876,492
Series 5Y, 4.25%, 4/28/2036	RON	8,000,000	1,151,273
Series 5Y, 4.50%, 6/17/2024 (c)	RON	48,200,000	10,080,720
Series 10Y, 4.75%, 2/24/2025	RON	17,025,000	3,509,551
Series 15Y, 4.75%, 10/11/2034	RON	46,400,000	7,232,957
Series 7Y, 4.85%, 4/22/2026	RON	28,725,000	5,712,471
Series 8Y, 4.85%, 7/25/2029	RON	10,000,000	1,806,106
Series 10Y, 5.00%, 2/12/2029	RON	35,185,000	6,523,651
Series 15YR, 5.80%, 7/26/2027	RON	25,410,000	5,077,780
6.70%, 2/25/2032	RON	13,500,000	2,644,264
			78,648,863
SOUTH AFRICA — 4.2%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	6,241,000	241,094
Series R214, 6.50%, 2/28/2041	ZAR	23,430,000	860,362
Series R214, 6.50%, 2/28/2041	ZAR	9,900,000	363,533
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,107,007
Series R213, 7.00%, 2/28/2031	ZAR	161,415,000	7,651,915
Series 2030, 8.00%, 1/31/2030	ZAR	229,125,000	11,994,219
Series 2032, 8.25%, 3/31/2032	ZAR	115,877,000	5,800,320
Series 2037, 8.50%, 1/31/2037	ZAR	252,427,000	11,757,179
Series 2044, 8.75%, 1/31/2044	ZAR	228,256,000	10,447,592
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	1,610,030
Series 2048, 8.75%, 2/28/2048	ZAR	110,705,000	5,066,470
Series 2035, 8.88%, 2/28/2035	ZAR	188,325,000	9,319,404
Series 2040, 9.00%, 1/31/2040	ZAR	213,590,000	10,146,623
Series R186, 10.50%, 12/21/2026	ZAR	220,980,000	13,664,006
			90,029,754

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	180,000,000	$ 138,543
Series 2406, 1.13%, 6/10/2024	KRW	9,500,000,000	7,240,301
Series 2509, 1.13%, 9/10/2025	KRW	12,700,000,000	9,368,411
Series 3909, 1.13%, 9/10/2039	KRW	8,450,000,000	4,528,773
Series 2603, 1.25%, 3/10/2026	KRW	12,300,000,000	8,992,412
Series 2409, 1.38%, 9/10/2024	KRW	3,160,000,000	2,402,490
Series 2912, 1.38%, 12/10/2029	KRW	14,000,000,000	9,454,201
Series 3006, 1.38%, 6/10/2030	KRW	16,280,000,000	10,868,738
Series 2503, 1.50%, 3/10/2025	KRW	10,840,000,000	8,167,695
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,148,729
Series 3012, 1.50%, 12/10/2030	KRW	12,400,000,000	8,268,618
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	3,601,175
Series 4009, 1.50%, 9/10/2040	KRW	8,000,000,000	4,514,034
Series 5003, 1.50%, 3/10/2050	KRW	20,730,000,000	10,288,036
Series 7009, 1.63%, 9/10/2070	KRW	8,050,000,000	3,442,942
Series 2609, 1.75%, 9/10/2026	KRW	9,200,000,000	6,767,759
Series 2403, 1.88%, 3/10/2024	KRW	3,650,000,000	2,824,407
Series 2412, 1.88%, 12/10/2024	KRW	10,000,000,000	7,622,968
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	2,938,791
Series 2906, 1.88%, 6/10/2029	KRW	9,280,000,000	6,546,789
Series 4109, 1.88%, 9/10/2041	KRW	9,000,000,000	5,364,798
Series 5103, 1.88%, 3/10/2051	KRW	26,000,000,000	14,095,257
Series 3106, 2.00%, 6/10/2031	KRW	14,500,000,000	9,982,798
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	799,766
Series 4903, 2.00%, 3/10/2049	KRW	12,835,000,000	7,297,296
Series 2403, 2.13%, 3/10/2024	KRW	5,000,000,000	3,880,395
Series 2706, 2.13%, 6/10/2027	KRW	10,282,000,000	7,577,318
Security Description		Principal Amount	Value
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	$ 3,453,593
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	22,888
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	2,344,656
Series 2703, 2.38%, 3/10/2027	KRW	11,400,000,000	8,521,291
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	4,144,207
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,347,318
Series 3112, 2.38%, 12/10/2031	KRW	15,500,000,000	10,937,308
Series 3809, 2.38%, 9/10/2038	KRW	8,409,000,000	5,572,522
Series 5203, 2.50%, 3/10/2052	KRW	11,000,000,000	6,880,660
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,491,707
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	608,050
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	4,417,633
Series 4412, 2.75%, 12/10/2044	KRW	5,000,000,000	3,396,297
2.88%, 6/10/2024	KRW	5,800,000,000	4,531,432
Series 4212, 3.00%, 12/10/2042	KRW	6,265,000,000	4,468,672
3.13%, 9/10/2024	KRW	5,000,000,000	3,913,300
Series 2506, 3.13%, 6/10/2025	KRW	10,000,000,000	7,788,661
3.13%, 9/10/2027	KRW	5,500,000,000	4,232,420
3.13%, 9/10/2052	KRW	4,500,000,000	3,186,377
Series 4209, 3.25%, 9/10/2042	KRW	5,000,000,000	3,688,928
Series 3206, 3.38%, 6/10/2032	KRW	9,500,000,000	7,256,403
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,081,791
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	316,860
Series 2512, 4.25%, 12/10/2025	KRW	600,000,000	480,912
Series 3212, 4.25%, 12/10/2032	KRW	500,000,000	410,699
			265,618,025
THAILAND — 4.3%
Thailand Government Bond:
0.75%, 6/17/2024	THB	186,480,000	5,331,127
0.75%, 9/17/2024	THB	177,000,000	5,048,357
0.95%, 6/17/2025	THB	153,000,000	4,345,414
1.00%, 6/17/2027	THB	238,000,000	6,594,872
1.45%, 12/17/2024	THB	139,210,000	4,003,450
1.59%, 12/17/2035	THB	180,000,000	4,425,652

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
1.60%, 12/17/2029	THB	176,400,000	$ 4,869,732
1.60%, 6/17/2035	THB	36,700,000	908,425
1.88%, 6/17/2049	THB	59,000,000	1,163,541
2.00%, 12/17/2031	THB	85,000,000	2,361,145
2.00%, 6/17/2042	THB	93,000,000	2,162,435
2.13%, 12/17/2026	THB	74,380,000	2,176,102
2.50%, 6/17/2071	THB	59,000,000	1,053,370
2.75%, 6/17/2052	THB	30,000,000	705,697
2.88%, 12/17/2028	THB	77,510,000	2,336,423
2.88%, 6/17/2046	THB	123,955,000	3,161,286
3.30%, 6/17/2038	THB	182,160,000	5,333,768
3.35%, 6/17/2033	THB	70,000,000	2,143,935
3.39%, 6/17/2037	THB	40,000,000	1,202,720
3.40%, 6/17/2036	THB	131,940,000	3,946,281
3.58%, 12/17/2027	THB	4,650,000	144,359
3.60%, 6/17/2067	THB	62,200,000	1,549,187
3.65%, 6/20/2031	THB	86,575,000	2,722,787
3.78%, 6/25/2032	THB	166,120,000	5,255,062
3.80%, 6/14/2041	THB	12,750,000	393,878
3.85%, 12/12/2025	THB	18,882,000	577,990
3.85%, 12/12/2025	THB	120,000,000	3,673,279
4.00%, 6/17/2066	THB	124,080,000	3,426,501
4.68%, 6/29/2044	THB	78,400,000	2,694,862
4.75%, 12/20/2024	THB	14,000,000	428,283
4.85%, 6/17/2061	THB	53,195,000	1,735,566
4.88%, 6/22/2029	THB	37,564,000	1,260,286
4.88%, 6/22/2029	THB	166,340,000	5,580,767
5.67%, 3/13/2028	THB	10,000,000	341,017
			93,057,556
TURKEY — 3.3%
Turkey Government Bond:
9.00%, 7/24/2024	TRY	29,650,000	1,568,071
10.40%, 3/20/2024	TRY	1,760,000	94,819
10.50%, 8/11/2027	TRY	40,380,000	2,295,164
10.60%, 2/11/2026	TRY	76,104,000	4,217,949
11.00%, 2/24/2027	TRY	13,298,000	784,972
11.70%, 11/13/2030	TRY	148,800,000	9,506,921
12.40%, 3/8/2028	TRY	8,050,000	498,838
12.60%, 10/1/2025	TRY	83,000,000	4,899,436
16.90%, 9/2/2026	TRY	290,000,000	19,938,032
20.20%, 6/9/2027	TRY	130,500,000	9,752,905
20.90%, 4/17/2024	TRY	74,000,000	4,513,449
21.50%, 4/28/2032	TRY	138,000,000	13,195,865
			71,266,421
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,292,329,032)			2,105,133,634

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (d)(e)	6,612,110	$ 6,612,110
State Street Navigator Securities Lending Portfolio II (f)(g)	36,893,506	36,893,506
TOTAL SHORT-TERM INVESTMENTS (Cost $43,505,616)		43,505,616
TOTAL INVESTMENTS — 99.9% (Cost $2,336,896,618)		2,149,541,238
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,943,167
NET ASSETS — 100.0%		$ 2,151,484,405
(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GDIF	Global Debt Issuance Facility
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

At December 31, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD 7,579,586	CNY 54,000,000	01/05/2023	$ 195,648
Barclays Capital PLC	CNY 64,000,000	USD 8,945,544	01/05/2023	(269,548)
Barclays Capital PLC	BRL 5,300,000	USD 1,002,459	01/05/2023	(1,184)
Barclays Capital PLC	USD 2,270,922	ILS 8,000,000	02/07/2023	(321)
Barclays Capital PLC	ILS 8,000,000	USD 2,264,342	02/07/2023	(6,259)
Barclays Capital PLC	USD 1,758,429	ZAR 30,000,000	02/07/2023	(379)
Goldman Sachs Bank USA	USD 1,392,207	CNY 10,000,000	01/05/2023	47,651
Standard Chartered Bank	KRW 11,500,000,000	USD 8,723,356	01/05/2023	(378,037)
UBS AG	USD 979,731	BRL 5,300,000	01/05/2023	23,912
UBS AG	USD 10,177,925	KRW 13,500,000,000	01/05/2023	506,319
UBS AG	USD 2,015,660	KRW 2,600,000,000	01/05/2023	42,046
UBS AG	KRW 2,000,000,000	USD 1,538,935	01/05/2023	(43,916)
UBS AG	KRW 2,600,000,000	USD 2,049,665	01/05/2023	(8,041)
UBS AG	USD 4,737,092	KRW 6,000,000,000	02/07/2023	39,744
UBS AG	KRW 6,000,000,000	USD 4,733,167	02/07/2023	(43,667)
Westpac Banking Corp.	ZAR 30,000,000	USD 1,724,588	02/07/2023	(33,463)
Total				$ 70,505

BRL	Brazilian Real
CNY	China Yuan Renminbi
ILS	Israeli New Shekel
KRW	South Korean Won
ZAR	South African Rand

During the year ended December 31, 2022, average notional value related to foreign currency exchange contracts was $65,103,269.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 901,988	$—	$ 901,988
Foreign Government Obligations	—	2,105,133,634	—	2,105,133,634
Short-Term Investments	43,505,616	—	—	43,505,616
TOTAL INVESTMENTS	$43,505,616	$2,106,035,622	$—	$2,149,541,238
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	855,320	—	855,320
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 855,320	$—	$ 855,320
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$43,505,616	$2,106,890,942	$—	$2,150,396,558
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	$ —	$ (784,815)	$—	$ (784,815)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (784,815)	$—	$ (784,815)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	312,671	$ 312,671	$360,022,349	$353,722,910	$—	$—	6,612,110	$ 6,612,110	$ 99,376
State Street Navigator Securities Lending Portfolio II	7,188,000	7,188,000	220,866,769	191,161,263	—	—	36,893,506	36,893,506	113,699
Total		$7,500,671	$ 580,889,118	$544,884,173	$—	$—		$43,505,616	$213,075
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AUSTRALIA — 0.6%
Australia & New Zealand Banking Group, Ltd.:
0.75%, 9/29/2026	EUR	100,000	$ 96,331
Series MTN, 4.05%, 5/12/2025	AUD	100,000	66,822
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	100,000	104,696
National Australia Bank Ltd. 2.13%, 5/24/2028	EUR	100,000	99,152
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	200,835
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	94,831
Series MTN, 2.90%, 2/25/2027	AUD	100,000	62,529
Series MTN, 3.90%, 5/30/2025	AUD	220,000	146,484
			871,680
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	195,221
BELGIUM — 1.8%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	100,000	96,583
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	194,685
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	184,531
Series EMTN, 1.65%, 3/28/2031 (a)	EUR	200,000	181,863
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	375,579
Series EMTN, 2.13%, 12/2/2027	EUR	300,000	299,703
Series EMTN, 2.75%, 3/17/2036	EUR	400,000	369,205
Series EMTN, 2.88%, 4/2/2032	EUR	100,000	98,820
Series EMTN, 2.88%, 4/2/2032	EUR	200,000	197,640
Series EMTN, 3.70%, 4/2/2040	EUR	350,000	344,226
KBC Group NV Series EMTN, 1.13%, 1/25/2024	EUR	200,000	209,212
			2,552,047
Security Description		Principal Amount	Value
CANADA — 1.2%
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	200,000	$ 205,290
Canadian Imperial Bank of Commerce Series EMTN, 0.38%, 5/3/2024	EUR	100,000	102,497
Royal Bank of Canada:
0.13%, 7/23/2024	EUR	100,000	101,719
2.13%, 4/26/2029	EUR	200,000	190,550
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	200,000	205,425
Series EMTN, 0.50%, 1/18/2027	EUR	100,000	92,800
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	460,299
2.88%, 4/5/2027	GBP	100,000	109,132
Series EMTN, 3.13%, 8/3/2032	EUR	200,000	194,841
			1,662,553
CHINA — 0.1%
Prosus NV Series REGS, 1.29%, 7/13/2029	EUR	100,000	80,733
DENMARK — 0.5%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	210,590
Danske Bank A/S:
Series EMTN, 0.63%, 5/26/2025	EUR	200,000	198,283
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (b)	EUR	100,000	100,007
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (b)	GBP	200,000	205,346
			714,226
FINLAND — 1.0%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	300,000	281,722
Series EMTN, 0.50%, 11/2/2028	EUR	200,000	175,578
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	102,217
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	96,597
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	96,212
Series EMTN, 2.50%, 5/23/2029	EUR	100,000	97,938

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027	EUR	200,000	$ 179,192
Series EMTN, 0.13%, 7/1/2024	EUR	200,000	203,562
Series EMTN, 0.50%, 8/12/2025	EUR	200,000	197,152
			1,430,170
FRANCE — 19.1%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	100,000	95,568
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	200,000	186,301
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	95,780
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	191,561
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	100,000	97,859
Series EMTN, 1.38%, 1/22/2030 (a)	EUR	200,000	185,910
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	90,486
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 3/7/2025	EUR	400,000	394,793
Series EMTN, 0.01%, 5/11/2026	EUR	400,000	377,029
Series EMTN, 0.13%, 2/5/2024	EUR	300,000	309,648
0.25%, 7/19/2028	EUR	200,000	171,870
Series EMTN, 0.63%, 2/21/2031	EUR	100,000	80,456
Series EMTN, 0.75%, 7/17/2025	EUR	300,000	298,378
Series EMTN, 0.75%, 6/8/2026	EUR	100,000	96,466
0.75%, 1/17/2030	EUR	200,000	168,056
Series EMTN, 1.13%, 1/19/2032	EUR	200,000	164,811
Series EMTN, 1.25%, 1/14/2025	EUR	100,000	101,790
Series EMTN, 1.25%, 5/26/2027	EUR	300,000	287,958
1.25%, 6/3/2030	EUR	300,000	259,967
Series EMTN, 1.38%, 7/16/2028	EUR	300,000	281,255
Series EMTN, 1.63%, 1/19/2026	EUR	200,000	200,244
Series EMTN, 1.75%, 3/15/2029	EUR	100,000	92,227
Security Description		Principal Amount	Value
Series EMTN, 2.63%, 3/18/2024	EUR	200,000	$ 211,934
Series EMTN, 2.63%, 11/6/2029	EUR	300,000	288,622
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	93,180
Series EMTN, 0.63%, 12/3/2032	EUR	400,000	299,773
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	292,752
Series EMTN, 1.25%, 7/13/2031	GBP	200,000	170,167
Series EMTN, 1.38%, 5/28/2029	EUR	300,000	266,197
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	201,330
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	183,923
Series EMTN, 1.50%, 5/25/2028	EUR	300,000	287,702
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	101,454
1.88%, 12/14/2027	GBP	100,000	100,745
Series EMTN, 2.10%, 4/7/2032	EUR	100,000	88,200
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	105,488
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	112,922
Series EMTN, 3 Month EURIBOR + 0.70%, 0.25%, 4/13/2027 (b)	EUR	100,000	93,144
Series EMTN, 3 Month EURIBOR + 0.73%, 0.50%, 2/19/2028 (b)	EUR	300,000	272,133
Series EMTN, 3 Month EURIBOR + 0.75%, 0.50%, 7/15/2025 (b)	EUR	300,000	303,904
Series EMTN, 3 Month EURIBOR + 0.83%, 0.50%, 1/19/2030 (b)	EUR	100,000	84,060
Series EMTN, 3 Month EURIBOR + 0.93%, 0.88%, 7/11/2030 (b)	EUR	100,000	84,837
3 Month EURIBOR + 0.95%, 0.50%, 9/1/2028 (b)	EUR	200,000	177,493
Series EMTN, 3 Month EURIBOR + 1.35%, 1.13%, 4/17/2029 (b)	EUR	300,000	268,802
Series EMTN, 3 Month EURIBOR + 1.80%, 2.13%, 1/23/2027 (b)	EUR	200,000	199,236
Bouygues SA:
1.13%, 7/24/2028	EUR	200,000	186,187
2.25%, 6/29/2029	EUR	200,000	192,258
3.25%, 6/30/2037	EUR	300,000	271,729

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
BPCE SA:
0.25%, 1/15/2026	EUR	300,000	$ 289,192
0.25%, 1/14/2031	EUR	200,000	159,255
0.63%, 9/26/2024	EUR	200,000	203,047
0.63%, 4/28/2025 (a)	EUR	300,000	298,912
Series EMTN, 0.75%, 3/3/2031	EUR	200,000	161,635
Series EMTN, 0.88%, 1/31/2024	EUR	300,000	311,699
1.00%, 7/15/2024	EUR	100,000	103,090
Series EMTN, 1.00%, 4/1/2025	EUR	200,000	200,921
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	275,521
Series EMTN, 1.00%, 1/14/2032	EUR	200,000	161,449
Series DMTN, 3 Month EURIBOR + 1.00%, 0.50%, 9/15/2027 (a)	EUR	200,000	184,850
Capgemini SE:
2.00%, 4/15/2029	EUR	100,000	96,695
2.38%, 4/15/2032	EUR	200,000	188,717
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	100,000	100,944
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	100,000	91,222
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	95,819
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	176,819
Series EMTN, 0.38%, 4/20/2028	EUR	200,000	175,094
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	160,194
Series EMTN, 1.00%, 9/18/2025	EUR	300,000	301,033
Series EMTN, 1.00%, 7/3/2029	EUR	300,000	268,308
1.13%, 2/24/2029	EUR	200,000	182,325
Series EMTN, 1.13%, 7/12/2032	EUR	200,000	162,847
Series EMTN, 1.25%, 4/14/2026	EUR	300,000	296,802
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	203,916
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	193,388
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	185,442
Series EMTN, 1.88%, 12/20/2026	EUR	200,000	196,755
Series EMTN, 2.38%, 5/20/2024	EUR	400,000	421,628
2.50%, 8/29/2029	EUR	400,000	390,792
Security Description		Principal Amount	Value
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	$ 106,175
Series EMTN, 3 Month EURIBOR + 1.25%, 1.00%, 4/22/2026 (b)	EUR	200,000	198,932
Credit Mutuel Arkea SA 3.38%, 9/19/2027	EUR	100,000	103,783
Danone SA:
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	306,982
Series EMTN, 1.21%, 11/3/2028	EUR	200,000	188,618
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	174,833
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	100,000	102,467
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	165,315
EssilorLuxottica SA:
Series EMTN, 0.13%, 5/27/2025	EUR	300,000	299,299
Series EMTN, 0.38%, 1/5/2026	EUR	100,000	98,414
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	93,405
0.50%, 6/5/2028	EUR	100,000	92,612
0.75%, 11/27/2031	EUR	200,000	169,941
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031	EUR	200,000	166,166
HSBC Continental Europe SA Series EMTN, 0.25%, 5/17/2024	EUR	300,000	307,733
L'Oreal SA:
0.38%, 3/29/2024	EUR	100,000	103,686
0.88%, 6/29/2026	EUR	200,000	198,412
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, 0.01%, 2/11/2024	EUR	200,000	207,394
0.13%, 2/11/2028	EUR	200,000	183,676
0.38%, 2/11/2031	EUR	300,000	255,656
Series EMTN, 0.75%, 5/26/2024	EUR	350,000	363,815
0.75%, 4/7/2025	EUR	200,000	203,398
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	104,892
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	200,000	155,488
Series EMTN, 1.13%, 7/15/2024	EUR	200,000	207,204
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	95,697

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	$ 91,450
Series EMTN, 2.00%, 1/15/2029	EUR	200,000	195,444
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	103,915
Series EMTN, 8.13%, 1/28/2033	EUR	350,000	488,833
Pernod Ricard SA 1.13%, 4/7/2025	EUR	300,000	304,207
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	100,000	95,881
1.00%, 4/1/2025	EUR	300,000	306,209
Series 8FXD, 1.00%, 3/21/2026	EUR	100,000	99,678
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	186,221
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	189,961
Series EMTN, 1.75%, 9/10/2026	EUR	200,000	203,566
Series 20FX, 1.88%, 3/21/2038 (a)	EUR	200,000	174,598
Societe Generale SA:
0.13%, 2/24/2026	EUR	300,000	285,721
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	88,292
Series EMTN, 0.25%, 7/8/2027	EUR	400,000	363,885
0.75%, 1/25/2027	EUR	100,000	92,357
Series EMTN, 1.13%, 1/23/2025	EUR	300,000	303,120
Series EMTN, 1.25%, 2/15/2024	EUR	200,000	208,248
1.25%, 6/12/2030	EUR	400,000	338,313
Series EMTN, 1.75%, 3/22/2029	EUR	300,000	272,834
Series EMTN, 2.13%, 9/27/2028	EUR	100,000	94,049
2.63%, 5/30/2029	EUR	100,000	99,152
Series EMTN, 4.25%, 11/16/2032	EUR	100,000	106,478
Series EMTN, 3 Month EURIBOR + 0.60%, 1.50%, 5/30/2025 (b)	EUR	200,000	206,805
3 Month EURIBOR + 0.80%, 0.63%, 12/2/2027 (b)	EUR	100,000	91,756
3 Month EURIBOR + 0.95%, 0.50%, 6/12/2029 (b)	EUR	100,000	85,618
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	200,000	179,814
Total Capital International SA Series EMTN, 1.38%, 10/4/2029	EUR	100,000	92,703
Security Description		Principal Amount	Value
TotalEnergies Capital Canada, Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	300,000	$ 292,118
TotalEnergies Capital International SA:
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	92,153
Series EMTN, 1.49%, 4/8/2027	EUR	400,000	394,417
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	149,352
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	93,161
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	200,000	181,351
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	79,927
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	94,760
			26,785,236
GERMANY — 11.5%
Allianz Finance II B.V. Series 62, 4.50%, 3/13/2043	GBP	100,000	113,444
Amprion GmbH 3.97%, 9/22/2032	EUR	200,000	210,330
Aroundtown SA:
Series EMTN, 0.01%, 7/16/2026	EUR	100,000	75,778
Series EMTN, 0.01%, 7/16/2026	EUR	100,000	75,778
Series EMTN, 0.38%, 4/15/2027	EUR	100,000	70,326
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	300,000	281,938
0.88%, 11/15/2027	EUR	100,000	96,837
1.50%, 3/17/2031	EUR	100,000	90,213
Bayer AG:
0.05%, 1/12/2025	EUR	200,000	198,807
0.38%, 7/6/2024	EUR	200,000	204,011
0.75%, 1/6/2027	EUR	200,000	188,651
1.13%, 1/6/2030	EUR	100,000	87,942
1.38%, 7/6/2032	EUR	200,000	167,659
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	300,000	284,368
Bayer Capital Corp. B.V. 1.50%, 6/26/2026	EUR	400,000	396,030
BMW Finance NV:
0.50%, 2/22/2025	EUR	300,000	301,999
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	102,644

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series EMTN, 1.50%, 2/6/2029	EUR	200,000	$ 189,121
Commerzbank AG:
Series EMTN, 0.63%, 8/28/2024	EUR	200,000	203,604
Series EMTN, 1.00%, 3/4/2026	EUR	200,000	195,871
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	376,195
Series EMTN, 2.63%, 12/16/2024	GBP	100,000	111,691
Series EMTN, 3 Month EURIBOR + 1.20%, 0.75%, 2/17/2027 (b)	EUR	200,000	186,071
3 Month EURIBOR + 1.38%, 1.88%, 2/23/2028 (b)	EUR	300,000	279,937
Series EMTN, 3 Month EURIBOR + 1.60%, 1.00%, 11/19/2025 (b)	EUR	200,000	199,193
Series EMTN, 3 Month EURIBOR + 2.05%, 1.75%, 11/19/2030 (b)	EUR	400,000	335,079
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	100,000	94,658
Series EMTN, 1.75%, 3/25/2031	EUR	100,000	92,536
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	104,364
Series EMTN, 1.38%, 12/1/2025	EUR	300,000	304,230
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	241,321
Series EMTN, 2.00%, 12/1/2029	EUR	200,000	192,672
E.ON International Finance B.V.:
Series EMTN, 1.50%, 7/31/2029	EUR	100,000	92,221
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	120,301
Series EMTN, 6.13%, 7/6/2039	GBP	100,000	123,086
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	187,523
Series EMTN, 6.38%, 6/7/2032	GBP	190,000	241,645
E.ON SE Series EMTN, 0.38%, 9/29/2027	EUR	200,000	186,555
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	100,000	71,394
Security Description		Principal Amount	Value
HeidelbergCement AG Series EMTN, 1.50%, 2/7/2025	EUR	200,000	$ 204,630
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	200,316
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	200,000	174,442
Series EMTN, 0.75%, 3/11/2033	EUR	100,000	79,854
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	96,216
Series EMTN, 1.13%, 11/6/2031	EUR	125,000	107,847
Series EMTN, 1.38%, 5/11/2028	EUR	300,000	288,615
Series EMTN, 1.40%, 1/12/2024	EUR	50,000	52,731
Series EMTN, 1.50%, 7/3/2029	EUR	225,000	212,762
Series EMTN, 2.13%, 7/3/2037	EUR	150,000	131,349
Mercedes-Benz International Finance B.V.:
Series EMTN, 0.63%, 5/6/2027	EUR	300,000	285,492
Series EMTN, 0.88%, 4/9/2024	EUR	300,000	310,623
Series EMTN, 1.00%, 11/11/2025	EUR	100,000	100,322
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	201,913
Series EMTN, 2.00%, 8/22/2026	EUR	100,000	102,076
Series EMTN, 2.63%, 4/7/2025	EUR	200,000	210,696
Mercedes-Benz International Finance BV Series EMTN, 0.85%, 2/28/2025	EUR	200,000	203,151
RWE AG:
2.13%, 5/24/2026	EUR	300,000	303,388
2.13%, 5/24/2026	EUR	100,000	101,129
2.75%, 5/24/2030	EUR	100,000	97,184
SAP SE:
1.25%, 3/10/2028	EUR	300,000	290,513
1.63%, 3/10/2031	EUR	100,000	93,039
Series EMTN, 1.75%, 2/22/2027	EUR	150,000	151,061
Siemens Financieringsmaatschappij NV:
Series EMTN, 0.01%, 2/20/2026	EUR	200,000	192,519

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
0.13%, 9/5/2029	EUR	200,000	$ 175,662
0.25%, 2/20/2029	EUR	300,000	266,776
Series EMTN, 0.38%, 6/5/2026	EUR	200,000	193,041
Series EMTN, 0.50%, 9/5/2034	EUR	100,000	77,088
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	111,708
Series EMTN, 1.38%, 9/6/2030	EUR	300,000	278,670
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	104,646
Traton Finance Luxembourg SA:
Series EMTN, 0.13%, 3/24/2025	EUR	100,000	97,256
Series EMTN, 0.75%, 3/24/2029	EUR	200,000	170,825
Volkswagen Financial Services AG:
Series EMTN, 0.13%, 2/12/2027	EUR	100,000	89,123
Series EMTN, 0.25%, 1/31/2025	EUR	100,000	98,953
Series EMTN, 0.88%, 1/31/2028	EUR	200,000	176,947
Series EMTN, 1.50%, 10/1/2024	EUR	200,000	204,249
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	200,000	173,251
Series EMTN, 1.63%, 1/16/2030	EUR	200,000	179,589
Series 10Y, 1.88%, 3/30/2027	EUR	500,000	480,273
3.25%, 11/18/2030	EUR	200,000	194,827
4.13%, 11/16/2038 (a)	EUR	100,000	97,493
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	206,244
Series EMTN, 1.38%, 1/20/2025	EUR	100,000	100,984
Series EMTN, 2.63%, 1/15/2024	EUR	235,000	249,114
Vonovia SE:
Series EMTN, 0.01%, 12/1/2025	EUR	200,000	186,855
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	163,178
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	156,711
Series EMTN, 0.75%, 9/1/2032	EUR	100,000	70,701
1.00%, 6/16/2033	EUR	300,000	211,573
Security Description		Principal Amount	Value
Wintershall Dea Finance B.V.:
0.84%, 9/25/2025	EUR	100,000	$ 96,029
1.33%, 9/25/2028	EUR	200,000	172,650
1.82%, 9/25/2031	EUR	100,000	78,674
			16,130,981
IRELAND — 0.3%
AIB Group PLC Series EMTN, 1 year GBP Swap + 1.30%, 2.25%, 4/4/2028 (b)	EUR	100,000	95,219
Bank of Ireland Group PLC Series EMTN, 1 year GBP Swap + 1.10%, 1.88%, 6/5/2026 (b)	EUR	100,000	99,056
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	100,000	95,395
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	100,000	103,381
			393,051
ITALY — 5.1%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	250,000	273,583
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	100,000	82,327
Series EMTN, 2.38%, 11/25/2033	EUR	200,000	153,275
Autostrade per l'Italia SpA:
2.00%, 12/4/2028	EUR	200,000	175,345
2.00%, 1/15/2030	EUR	100,000	84,363
Enel Finance International NV:
Series EMTN, 0.01%, 6/17/2024	EUR	200,000	203,059
Series EMTN, 0.01%, 6/17/2027	EUR	100,000	90,224
Series EMTN, 0.01%, 6/17/2027	EUR	100,000	90,224
Series EMTN, 0.38%, 6/17/2027	EUR	300,000	275,956
0.50%, 6/17/2030	EUR	200,000	163,242
Series EMTN, 0.88%, 9/28/2034	EUR	400,000	286,268
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	136,511
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	205,402
Series EMTN, 1.13%, 9/16/2026	EUR	100,000	98,130
Series EMTN, 1.50%, 7/21/2025	EUR	200,000	203,518
2.88%, 4/11/2029	GBP	100,000	102,756
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	60,622

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	$ 291,594
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	100,000	88,078
Series EMTN, 0.63%, 1/23/2030	EUR	100,000	83,468
Series EMTN, 1.50%, 2/2/2026	EUR	300,000	299,882
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	317,120
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	162,421
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	200,000	177,452
Series EMTN, 1.00%, 7/4/2024	EUR	200,000	205,170
Series EMTN, 1.38%, 1/18/2024	EUR	200,000	209,847
Series EMTN, 1.75%, 3/20/2028	EUR	400,000	372,233
Series EMTN, 1.75%, 7/4/2029	EUR	300,000	268,905
Series EMTN, 2.13%, 5/26/2025	EUR	100,000	102,195
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	193,009
Terna SPA Series EMTN, 1.38%, 7/26/2027	EUR	100,000	96,370
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	200,000	189,784
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	98,730
Series EMTN, 0.85%, 1/19/2031	EUR	200,000	154,450
Series EMTN, 2.13%, 10/24/2026	EUR	100,000	100,746
Series EMTN, 3 Month EURIBOR + 0.90%, 0.80%, 7/5/2029 (b)	EUR	100,000	85,795
Series EMTN, 3 Month EURIBOR + 1.55%, 1.25%, 6/25/2025 (b)	EUR	300,000	306,416
Series EMTN, 3 Month EURIBOR + 1.60%, 1.25%, 6/16/2026 (b)	EUR	200,000	196,931
Series EMTN, 3 Month EURIBOR + 2.55%, 2.20%, 7/22/2027 (b)	EUR	500,000	483,068
			7,168,469
Security Description		Principal Amount	Value
JAPAN — 2.6%
Mitsubishi UFJ Financial Group, Inc.:
3 Month EURIBOR + 0.94%, 2.26%, 6/14/2025 (b)	EUR	200,000	$ 207,727
Series EMTN, 3 Month EURIBOR + 1.03%, 3.27%, 9/19/2025 (b)	EUR	200,000	210,073
Mizuho Financial Group, Inc. Series EMTN, 0.69%, 10/7/2030	EUR	200,000	164,459
NTT Finance Corp.:
Series REGS, 0.01%, 3/3/2025	EUR	200,000	197,958
Series REGS, 0.34%, 3/3/2030	EUR	200,000	168,062
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	730,161
Seven & i Holdings Co., Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	754,323
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029 (a)	EUR	100,000	84,612
1.55%, 6/15/2026	EUR	200,000	197,111
Takeda Pharmaceutical Co., Ltd.:
1.38%, 7/9/2032	EUR	300,000	252,845
2.00%, 7/9/2040	EUR	200,000	151,409
Series REGS, 2.25%, 11/21/2026	EUR	200,000	202,724
Series REGS, 3.00%, 11/21/2030	EUR	250,000	250,323
			3,571,787
LUXEMBOURG — 0.1%
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	100,000	86,521
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	101,366
NETHERLANDS — 5.8%
ABN AMRO Bank NV:
0.50%, 9/23/2029	EUR	400,000	338,123
0.60%, 1/15/2027	EUR	200,000	187,988
Series EMTN, 0.88%, 1/15/2024	EUR	100,000	104,616
Series EMTN, 1.00%, 4/16/2025	EUR	318,000	324,908
1.00%, 6/2/2033	EUR	400,000	313,723
Series EMTN, 1.25%, 5/28/2025	EUR	100,000	101,173
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	100,263

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Cooperatieve Rabobank UA:
Series EMTN, 0.63%, 2/27/2024	EUR	300,000	$ 310,943
Series GMTN, 1.13%, 5/7/2031	EUR	200,000	168,951
Series GMTN, 1.25%, 3/23/2026	EUR	300,000	300,615
Series GMTN, 1.38%, 2/3/2027	EUR	300,000	295,961
4.13%, 7/14/2025	EUR	250,000	273,135
Series GMTN, 3 Month EURIBOR + 0.52%, 0.38%, 12/1/2027 (b)	EUR	100,000	92,213
Series GMTN, 3 Month EURIBOR + 1.18%, 0.88%, 5/5/2028 (b)	EUR	200,000	185,195
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	98,428
ING Groep NV:
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	93,649
Series EMTN, 2.00%, 9/20/2028	EUR	200,000	190,694
Series EMTN, 2.13%, 1/10/2026	EUR	200,000	203,080
Series EMTN, 2.50%, 11/15/2030	EUR	300,000	289,970
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	223,775
Series EMTN, 3 Month EURIBOR + 0.60%, 0.10%, 9/3/2025 (b)	EUR	200,000	199,546
3 Month EURIBOR + 0.68%, 0.25%, 2/18/2029 (b)	EUR	400,000	343,687
3 Month EURIBOR + 0.70%, 0.25%, 2/1/2030 (b)	EUR	300,000	248,521
3 Month EURIBOR + 0.70%, 0.38%, 9/29/2028 (b)	EUR	300,000	264,350
3 Month EURIBOR + 0.85%, 1.25%, 2/16/2027 (b)	EUR	300,000	290,565
Series EMTN, 3 Month EURIBOR + 1.10%, 2.13%, 5/23/2026 (b)	EUR	100,000	101,570
3 Month EURIBOR + 1.15%, 1.75%, 2/16/2031 (b)	EUR	200,000	177,678
Series EMTN, SONIA + 0.90%, 1.13%, 12/7/2028 (b)	GBP	100,000	96,237
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	100,000	120,168
Security Description		Principal Amount	Value
LeasePlan Corp. NV:
Series EMTN, 0.25%, 2/23/2026	EUR	200,000	$ 185,496
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	91,343
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	100,000	91,006
Series EMTN, 0.38%, 2/15/2025	EUR	100,000	100,447
Series EMTN, 0.50%, 5/11/2024	EUR	100,000	103,021
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	81,490
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	91,401
Series EMTN, 0.88%, 11/8/2039	EUR	200,000	131,805
Series EMTN, 1.13%, 4/7/2024	EUR	100,000	104,109
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	189,347
Series EMTN, 1.25%, 11/11/2032	EUR	200,000	171,396
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	96,502
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	96,502
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	297,645
Series EMTN, 1.88%, 9/15/2025	EUR	100,000	102,615
Series EMTN, 1.88%, 4/7/2032	EUR	100,000	91,928
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	103,495
			8,169,273
NORWAY — 0.5%
DNB Bank ASA:
3 Month EURIBOR + 0.32%, 0.38%, 1/18/2028 (b)	EUR	100,000	92,963
Series EMTN, 3 Month EURIBOR + 0.53%, 0.25%, 2/23/2029 (b)	EUR	300,000	263,185
Series EMTN, 3 Month EURIBOR + 0.77%, 3.13%, 9/21/2027 (b)	EUR	100,000	104,312
UK 10 year Gilt + 1.35%, 2.63%, 6/10/2026 (b)	GBP	100,000	113,242
UK 10 year Gilt + 2.15%, 4.00%, 8/17/2027 (b)	GBP	100,000	113,647
			687,349

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	$ 187,725
SPAIN — 6.2%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	200,000	193,182
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	92,604
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	100,000	101,260
Series GMTN, 0.38%, 11/15/2026	EUR	100,000	93,559
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	186,284
Series GMTN, 0.75%, 6/4/2025	EUR	300,000	300,743
1.00%, 6/21/2026	EUR	200,000	194,806
Series GMTN, 1.13%, 2/28/2024	EUR	200,000	208,076
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	101,509
1.75%, 11/26/2025	EUR	200,000	202,146
3.38%, 9/20/2027	EUR	300,000	311,016
3 Month EURIBOR + 0.82%, 0.88%, 1/14/2029 (b)	EUR	100,000	89,271
Banco de Sabadell SA Series EMTN, 0.88%, 7/22/2025	EUR	200,000	194,636
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	300,000	264,038
Series EMTN, 0.25%, 6/19/2024 (a)	EUR	200,000	204,140
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	93,900
Series EMTN, 1.00%, 11/4/2031	EUR	200,000	164,108
Series EMTN, 1.13%, 1/17/2025	EUR	300,000	304,400
Series EMTN, 1.38%, 7/31/2024	GBP	100,000	113,644
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	98,959
Series EMTN, 1.38%, 1/5/2026	EUR	200,000	197,918
1 year GBP Swap + 0.35%, 0.10%, 1/26/2025 (b)	EUR	200,000	205,801
Series EMTN, 1 year GBP Swap + 0.78%, 0.63%, 6/24/2029 (b)	EUR	200,000	175,140
Security Description		Principal Amount	Value
Series EMTN, 1 year GBP Swap + 1.05%, 3.63%, 9/27/2026 (b)	EUR	200,000	$ 211,219
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	200,000	199,071
Series EMTN, 1.13%, 5/17/2024	EUR	200,000	206,665
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	194,394
Series EMTN, 1.38%, 6/19/2026	EUR	200,000	193,307
Series EMTN, 2.38%, 2/1/2024	EUR	300,000	316,917
3 Month EURIBOR + 0.62%, 0.63%, 1/21/2028 (b)	EUR	200,000	185,349
Series EMTN, 3 Month EURIBOR + 0.90%, 0.50%, 2/9/2029 (b)	EUR	200,000	172,713
Series EMTN, 3 Month EURIBOR + 1.00%, 0.75%, 5/26/2028 (b)	EUR	100,000	89,668
Series EMTN, 3 Month EURIBOR + 1.17%, 0.75%, 7/10/2026 (b)	EUR	300,000	293,938
Iberdrola Finanzas SA:
Series EMTN, 1.00%, 3/7/2025	EUR	100,000	101,453
Series EMTN, 1.38%, 3/11/2032	EUR	100,000	88,230
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	200,000	199,722
Naturgy Finance B.V.:
Series EMTN, 1.25%, 1/15/2026	EUR	200,000	196,659
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	96,301
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	101,920
Series EMTN, 0.38%, 1/17/2025 (a)	EUR	200,000	199,705
Series EMTN, 1.00%, 2/27/2024	EUR	100,000	103,758
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	85,779
Series EMTN, 1.20%, 8/21/2027	EUR	200,000	190,439
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	195,751
Series EMTN, 1.46%, 4/13/2026	EUR	200,000	199,123
Series EMTN, 1.53%, 1/17/2025	EUR	200,000	205,804

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series EMTN, 1.72%, 1/12/2028	EUR	400,000	$ 386,829
Series EMTN, 2.59%, 5/25/2031	EUR	100,000	96,472
			8,602,326
SWEDEN — 2.0%
Heimstaden Bostad Treasury BV Series EMTN, 0.25%, 10/13/2024	EUR	200,000	188,578
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.05%, 7/1/2024	EUR	100,000	101,691
Series EMTN, 0.38%, 2/11/2027	EUR	200,000	185,256
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	175,887
Series EMTN, 0.63%, 11/12/2029	EUR	200,000	170,485
Series EMTN, 0.75%, 8/9/2027	EUR	200,000	185,705
1.75%, 11/11/2026	EUR	300,000	299,205
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	100,000	86,910
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	186,948
0.50%, 2/18/2030	EUR	300,000	249,725
0.50%, 2/18/2030	EUR	100,000	83,242
Series EMTN, 1.00%, 4/15/2025	EUR	200,000	202,455
Swedbank AB:
Series GMTN, 0.25%, 11/2/2026	EUR	100,000	93,534
Series EMTN, 0.75%, 5/5/2025	EUR	200,000	199,398
2.10%, 5/25/2027	EUR	200,000	198,761
1 year GBP Swap + 0.57%, 0.30%, 5/20/2027 (b)	EUR	200,000	186,538
			2,794,318
SWITZERLAND — 4.3%
Credit Suisse AG:
Series EMTN, 0.25%, 1/5/2026	EUR	200,000	181,132
0.25%, 9/1/2028	EUR	200,000	153,978
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	101,140
Series EMTN, 1.50%, 4/10/2026	EUR	200,000	184,836
Credit Suisse Group AG:
Series EMTN, 0.63%, 1/18/2033	EUR	200,000	117,583
Security Description		Principal Amount	Value
Series EMTN, 0.65%, 9/10/2029	EUR	500,000	$ 355,526
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (b)	EUR	300,000	286,900
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (b)	EUR	400,000	334,867
1 year GBP Swap + 1.60%, 2.13%, 10/13/2026 (b)	EUR	100,000	90,638
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (b)	EUR	300,000	287,078
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (b)	GBP	300,000	277,581
UK 10 year Gilt + 4.55%, 7.38%, 9/7/2033 (b)	GBP	100,000	109,199
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (b)	EUR	300,000	238,752
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	300,000	291,664
Novartis Finance SA 0.01%, 9/23/2028	EUR	200,000	176,456
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	199,094
1.50%, 3/26/2030	EUR	200,000	187,116
2.00%, 3/26/2038	EUR	100,000	84,065
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	103,061
UBS AG Series EMTN, 0.01%, 3/31/2026	EUR	200,000	188,796
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	173,920
0.63%, 2/24/2033	EUR	300,000	228,185
0.88%, 11/3/2031	EUR	200,000	160,300
Series EMTN, 1.25%, 9/1/2026	EUR	100,000	96,202
1.50%, 11/30/2024	EUR	100,000	103,804
1 year GBP Swap + 0.48%, 0.25%, 11/3/2026 (b)	EUR	200,000	189,805
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (b)	EUR	200,000	195,738
Series EMTN, 1 year GBP Swap + 0.77%, 0.25%, 11/5/2028 (b)	EUR	400,000	348,547
1 year GBP Swap + 1.15%, 2.75%, 6/15/2027 (b)	EUR	200,000	201,886

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
1 year GBP Swap + 0.75%, 1.25%, 4/17/2025 (b)	EUR	400,000	$ 410,211
			6,058,060
UNITED KINGDOM — 9.2%
Annington Funding PLC Series EMTN, 3.94%, 7/12/2047	GBP	100,000	86,077
Barclays PLC:
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	117,528
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	215,590
Series EMTN, 3.25%, 1/17/2033	GBP	300,000	281,319
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (b)	EUR	200,000	199,792
1 year GBP Swap + 0.85%, 0.88%, 1/28/2028 (b)	EUR	200,000	182,425
1 year GBP Swap + 1.26%, 0.58%, 8/9/2029 (b)	EUR	200,000	168,519
1 year GBP Swap + 1.68%, 2.89%, 1/31/2027 (b)	EUR	100,000	101,041
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	100,000	105,641
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	200,000	211,283
1 year GBP Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	400,000	314,121
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	100,000	86,614
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	115,990
Series EMTN, 5.13%, 12/1/2025	GBP	100,000	120,868
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	200,000	171,925
Series EMTN, 1.57%, 2/16/2027	EUR	200,000	195,648
1.88%, 4/7/2024	EUR	100,000	104,759
Series EMTN, 2.52%, 4/7/2028	EUR	200,000	199,853
2.82%, 4/7/2032	EUR	100,000	97,028
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	209,830
Security Description		Principal Amount	Value
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	100,000	$ 101,263
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	191,622
Series EMTN, 1.75%, 3/10/2026	EUR	100,000	100,058
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	100,603
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	81,225
Series EMTN, 2.75%, 9/22/2046	GBP	100,000	73,613
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	100,000	78,179
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	128,840
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	201,711
CK Hutchison Group Telecom Finance SA:
0.75%, 4/17/2026	EUR	100,000	95,709
1.13%, 10/17/2028	EUR	100,000	88,560
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	89,304	87,050
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	100,000	98,242
easyJet FinCo B.V.:
Series EMTN, 1.88%, 3/3/2028	EUR	100,000	85,716
Series EMTN, 1.88%, 3/3/2028	EUR	100,000	85,716
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	99,507
Series EMTN, 1.25%, 10/12/2028	GBP	200,000	199,545
Series EMTN, 1.38%, 12/2/2024	EUR	50,000	51,627
Series EMTN, 1.38%, 12/2/2024	EUR	100,000	103,253
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	137,681
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	98,417
Series REGS, 6.45%, 12/10/2031	GBP	200,000	246,916
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	122,882
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	300,000	306,874

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	$ 299,109
2.63%, 8/16/2028	GBP	200,000	203,972
1 year GBP SONIA ICE Swap + 1.32%, 2.26%, 11/13/2026 (b)	GBP	100,000	108,354
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	200,000	209,232
3 Month EURIBOR + 1.03%, 0.77%, 11/13/2031 (b)	EUR	300,000	243,352
3 Month EURIBOR + 1.45%, 3.02%, 6/15/2027 (b)	EUR	200,000	203,256
SONIA + 1.31%, 1.75%, 7/24/2027 (b)	GBP	100,000	103,392
Imperial Brands Finance Netherlands B.V. Series EMTN, 1.75%, 3/18/2033	EUR	100,000	75,047
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	200,000	203,369
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	123,705
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	200,000	191,588
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	228,234
3.13%, 8/24/2030	EUR	100,000	97,717
Series EMTN, 1 year GBP Swap + 0.85%, 0.50%, 11/12/2025 (b)	EUR	100,000	99,701
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (b)	EUR	200,000	209,917
UK 10 year Gilt + 1.30%, 1.88%, 1/15/2026 (b)	GBP	100,000	110,788
Logicor 2019-1 UK PLC 1.88%, 11/17/2026	GBP	100,000	104,601
Nationwide Building Society:
0.25%, 7/22/2025	EUR	100,000	98,217
3 Month EURIBOR + 0.93%, 1.50%, 3/8/2026 (b)	EUR	100,000	99,720
Natwest Group PLC:
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (b)	GBP	100,000	110,384
Series EMTN, 3 Month EURIBOR + 0.95%, 0.78%, 2/26/2030 (b)	EUR	200,000	167,451
Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 1.08%, 1.75%, 3/2/2026 (b)	EUR	300,000	$ 301,239
NatWest Group PLC Series EMTN, UK 10 year Gilt + 2.10%, 3.62%, 3/29/2029 (b)	GBP	200,000	209,884
NatWest Markets PLC:
Series EMTN, 0.13%, 11/12/2025	EUR	100,000	95,535
Series EMTN, 0.13%, 6/18/2026	EUR	300,000	279,247
1.38%, 3/2/2027	EUR	300,000	286,249
Series EMTN, 2.75%, 4/2/2025	EUR	200,000	207,806
Sky, Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	200,000	205,042
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	171,512
Unilever Finance Netherlands B.V.:
Series EMTN, 1.25%, 3/25/2025	EUR	100,000	102,259
1.75%, 3/25/2030	EUR	200,000	192,341
University of Oxford 2.54%, 12/8/2117	GBP	150,000	101,230
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	200,000	199,177
Series EMTN, 1.60%, 7/29/2031	EUR	200,000	176,671
Series EMTN, 1.63%, 11/24/2030	EUR	200,000	179,994
Series EMTN, 1.88%, 9/11/2025	EUR	50,000	51,060
Series EMTN, 2.20%, 8/25/2026	EUR	128,000	130,013
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	109,572
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	82,064
Wellcome Trust Ltd 1.50%, 7/14/2071	GBP	100,000	52,129
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	67,052
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	121,359
			12,863,201
UNITED STATES — 26.1%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	150,000	149,998
AbbVie, Inc. 1.38%, 5/17/2024	EUR	114,000	118,407

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	100,000	$ 95,862
3.13%, 6/15/2031	EUR	200,000	176,774
American Honda Finance Corp.:
0.30%, 7/7/2028	EUR	100,000	88,280
1.95%, 10/18/2024	EUR	200,000	207,697
American International Group, Inc. 1.88%, 6/21/2027	EUR	100,000	96,189
American Medical Systems Europe B.V. 0.75%, 3/8/2025	EUR	100,000	100,137
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	113,354
Apple, Inc.:
0.50%, 11/15/2031	EUR	100,000	84,741
0.88%, 5/24/2025	EUR	200,000	202,965
1.38%, 1/17/2024	EUR	100,000	105,808
1.38%, 5/24/2029	EUR	300,000	285,991
1.63%, 11/10/2026	EUR	340,000	344,337
3.05%, 7/31/2029	GBP	100,000	112,301
AT&T, Inc.:
0.80%, 3/4/2030	EUR	200,000	170,526
1.60%, 5/19/2028	EUR	300,000	284,050
1.80%, 9/5/2026	EUR	100,000	99,333
2.35%, 9/5/2029	EUR	200,000	192,927
2.40%, 3/15/2024	EUR	300,000	316,075
2.45%, 3/15/2035	EUR	100,000	86,433
2.90%, 12/4/2026	GBP	100,000	110,861
3.15%, 9/4/2036	EUR	203,000	187,001
3.50%, 12/17/2025	EUR	100,000	107,556
3.55%, 12/17/2032	EUR	300,000	302,838
4.25%, 6/1/2043	GBP	100,000	97,574
4.38%, 9/14/2029	GBP	50,000	56,569
4.88%, 6/1/2044	GBP	250,000	265,573
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	134,736
Series EMTN, 7.00%, 4/30/2040	GBP	50,000	67,608
Bank of America Corp.:
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	112,740
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	322,460
Series EMTN, 3 Month EURIBOR + 0.73%, 0.58%, 8/8/2029 (b)	EUR	100,000	86,546
Series EMTN, 3 Month EURIBOR + 0.75%, 0.81%, 5/9/2026 (b)	EUR	400,000	394,921
Series EMTN, 3 Month EURIBOR + 0.76%, 0.58%, 8/24/2028 (b)	EUR	300,000	269,351
Series EMTN, 3 Month EURIBOR + 0.79%, 0.69%, 3/22/2031 (b)	EUR	100,000	82,556
Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	300,000	$ 286,709
Series EMTN, 3 Month EURIBOR + 0.91%, 1.38%, 5/9/2030 (b)	EUR	200,000	177,571
Series EMTN, 3 Month EURIBOR + 0.91%, 1.95%, 10/27/2026 (b)	EUR	100,000	100,153
Series EMTN, 3 Month EURIBOR + 0.94%, 0.65%, 10/26/2031 (b)	EUR	200,000	160,759
Series EMTN, 3 Month EURIBOR + 0.95%, 1.10%, 5/24/2032 (b)	EUR	100,000	81,840
Series EMTN, 3 Month EURIBOR + 1.03%, 1.38%, 2/7/2025 (b)	EUR	200,000	207,692
Series EMTN, 3 Month EURIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	100,000	98,357
Series EMTN, 3 Month EURIBOR + 1.20%, 2.82%, 4/27/2033 (b)	EUR	100,000	93,222
Series EMTN, 3 Month EURIBOR + 3.67%, 3.65%, 3/31/2029 (b)	EUR	400,000	411,978
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	170,201
2.63%, 6/19/2059	GBP	100,000	75,940
Berkshire Hathaway, Inc.:
0.01%, 3/12/2025	EUR	100,000	98,934
1.13%, 3/16/2027	EUR	300,000	287,778
1.30%, 3/15/2024	EUR	50,000	52,003
1.63%, 3/16/2035	EUR	200,000	163,735
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	100,000	98,366
2.38%, 9/23/2024	EUR	200,000	209,250
4.50%, 11/15/2031	EUR	200,000	215,380
4.75%, 11/15/2034	EUR	100,000	108,191
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	100,000	79,119
Celanese US Holdings LLC 4.78%, 7/19/2026	EUR	200,000	203,285
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	178,634
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	92,035
1.75%, 1/28/2025	EUR	150,000	154,851
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	105,575
2.75%, 1/24/2024	GBP	100,000	117,666
4.11%, 9/22/2033	EUR	100,000	102,928

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
3 Month EURIBOR + 0.96%, 0.50%, 10/8/2027 (b)	EUR	300,000	$ 278,744
Series EMTN, 3 Month EURIBOR + 1.07%, 1.50%, 7/24/2026 (b)	EUR	200,000	199,750
3 Month EURIBOR + 1.25%, 3.71%, 9/22/2028 (b)	EUR	200,000	208,306
Series EMTN, 3 Month EURIBOR + 1.66%, 1.25%, 7/6/2026 (b)	EUR	200,000	198,962
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	200,000	174,909
1.13%, 3/9/2027	EUR	100,000	97,450
1.63%, 3/9/2035	EUR	200,000	171,866
Comcast Corp.:
0.01%, 9/14/2026	EUR	200,000	186,360
0.75%, 2/20/2032	EUR	100,000	81,134
1.88%, 2/20/2036 (a)	GBP	125,000	105,987
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	200,000	192,536
0.75%, 9/18/2031	EUR	300,000	249,801
1.35%, 9/18/2039	EUR	200,000	145,067
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	98,785
2.50%, 1/16/2026	EUR	100,000	98,785
Digital Intrepid Holding B.V. 0.63%, 7/15/2031	EUR	100,000	72,984
Dow Chemical Co. 0.50%, 3/15/2027	EUR	100,000	92,633
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	72,241
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	200,000	203,783
0.52%, 6/26/2028	EUR	100,000	90,410
0.84%, 6/26/2032	EUR	100,000	80,036
1.41%, 6/26/2039	EUR	200,000	139,451
FedEx Corp. 1.63%, 1/11/2027	EUR	100,000	98,347
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	200,000	191,550
2.00%, 5/21/2030	EUR	200,000	182,425
Goldman Sachs Group Inc:
Series EMTN, 0.25%, 1/26/2028	EUR	380,000	332,222
Series EMTN, 1.00%, 3/18/2033	EUR	300,000	229,569
Series EMTN, 2.00%, 11/1/2028	EUR	200,000	189,556
Series EMTN, UK 10 year Gilt + 1.95%, 3.63%, 10/29/2029 (b)	GBP	100,000	107,524
Security Description		Principal Amount	Value
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	200,000	$ 202,743
0.88%, 5/9/2029	EUR	100,000	85,558
Series EMTN, 0.88%, 1/21/2030	EUR	200,000	168,593
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	304,428
Series EMTN, 1.38%, 5/15/2024	EUR	296,000	308,975
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	100,083
Series EMTN, 1.63%, 7/27/2026	EUR	200,000	198,994
Series EMTN, 2.13%, 9/30/2024	EUR	200,000	208,740
Series EMTN, 3.00%, 2/12/2031	EUR	150,000	144,593
Series EMTN, 3.13%, 7/25/2029	GBP	300,000	311,082
3.38%, 3/27/2025	EUR	200,000	212,192
Series EMTN, 4.25%, 1/29/2026	GBP	50,000	58,243
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	200,000	210,701
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	300,000	269,684
0.65%, 2/11/2032	EUR	300,000	241,015
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	101,289
Series EMTN, 0.88%, 2/9/2030	EUR	200,000	175,123
0.95%, 5/23/2025	EUR	200,000	201,307
1.50%, 5/23/2029	EUR	100,000	93,298
1.75%, 1/31/2031	EUR	200,000	182,147
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	106,798
Johnson & Johnson 1.65%, 5/20/2035	EUR	200,000	178,022
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	400,000	417,056
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	103,206
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	98,663
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	100,161
Series EMTN, 3 Month EURIBOR + 0.65%, 0.39%, 2/24/2028 (b)	EUR	150,000	137,000
Series EMTN, 3 Month EURIBOR + 0.65%, 0.60%, 2/17/2033 (b)	EUR	500,000	385,038

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series EMTN, 3 Month EURIBOR + 0.76%, 1.09%, 3/11/2027 (b)	EUR	300,000	$ 291,139
Series EMTN, 3 Month EURIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	400,000	383,622
Series EMTN, 3 Month EURIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	300,000	253,021
Series EMTN, 3 Month EURIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	200,000	162,595
Series EMTN, 3 Month EURIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	100,000	94,083
Series EMTN, 3 Month EURIBOR + 1.13%, 1.96%, 3/23/2030 (b)	EUR	200,000	186,166
SONIA + 0.68%, 0.99%, 4/28/2026 (b)	GBP	200,000	217,283
Series EMTN, SONIA + 1.13%, 1.90%, 4/28/2033 (b)	GBP	100,000	90,372
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	195,894
Medtronic Global Holdings SCA:
0.01%, 10/15/2025	EUR	100,000	96,980
0.25%, 7/2/2025	EUR	200,000	197,353
0.38%, 10/15/2028	EUR	100,000	89,046
1.00%, 7/2/2031	EUR	200,000	170,833
1.13%, 3/7/2027	EUR	300,000	290,607
1.38%, 10/15/2040	EUR	200,000	138,467
1.50%, 7/2/2039	EUR	300,000	218,692
1.63%, 3/7/2031	EUR	100,000	91,061
1.63%, 10/15/2050	EUR	100,000	63,518
1.75%, 7/2/2049	EUR	100,000	65,744
2.25%, 3/7/2039	EUR	100,000	82,718
3.13%, 10/15/2031	EUR	100,000	101,156
3.38%, 10/15/2034	EUR	200,000	200,533
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	100,000	101,682
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	100,000	102,674
Microsoft Corp. 3.13%, 12/6/2028	EUR	200,000	219,042
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	48,614
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	314,345
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	308,562
Series GMTN, 1.88%, 4/27/2027	EUR	300,000	291,554
Security Description		Principal Amount	Value
Series GMTN, 2.63%, 3/9/2027	GBP	200,000	$ 217,048
5.79%, 11/18/2033	GBP	200,000	241,056
3 Month EURIBOR + 0.70%, 0.41%, 10/29/2027 (b)	EUR	400,000	368,452
3 Month EURIBOR + 0.72%, 0.50%, 2/7/2031 (b)	EUR	200,000	161,903
3 Month EURIBOR + 0.83%, 1.10%, 4/29/2033 (b)	EUR	400,000	315,328
Series EMTN, 3 Month EURIBOR + 0.83%, 1.34%, 10/23/2026 (b)	EUR	100,000	98,557
3 Month EURIBOR + 0.87%, 0.50%, 10/26/2029 (b)	EUR	200,000	171,095
3 Month EURIBOR + 0.90%, 2.10%, 5/8/2026 (b)	EUR	100,000	101,716
3 Month EURIBOR + 1.24%, 2.95%, 5/7/2032 (b)	EUR	400,000	378,252
Nestle Finance International, Ltd.:
Series EMTN, 0.01%, 6/14/2026	EUR	200,000	192,095
0.38%, 5/12/2032	EUR	100,000	80,730
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	101,117
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	188,662
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	102,896
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	183,872
0.75%, 10/14/2033	EUR	100,000	80,282
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043	GBP	200,000	174,857
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	103,141
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	228,723
Schlumberger Finance B.V.:
1.38%, 10/28/2026	EUR	100,000	98,457
2.00%, 5/6/2032	EUR	200,000	182,400
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	100,000	101,411
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	184,186
Series EMTN, 1.25%, 6/20/2033	EUR	200,000	149,748

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
2.75%, 5/15/2026	EUR	100,000	$ 102,157
Series EMTN, 2.75%, 4/1/2032	EUR	100,000	90,425
Series GMTN, 3.75%, 3/29/2024	EUR	200,000	213,124
3.88%, 1/5/2026	EUR	200,000	212,168
4.50%, 7/7/2028	EUR	200,000	213,592
Thermo Fisher Scientific Finance I B.V.:
0.80%, 10/18/2030	EUR	200,000	172,963
1.13%, 10/18/2033	EUR	200,000	162,120
1.63%, 10/18/2041	EUR	300,000	214,618
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	148,000	151,137
Series EMTN, 1.88%, 10/1/2049	EUR	100,000	67,973
Toyota Motor Credit Corp. Series EMTN, 0.25%, 7/16/2026	EUR	200,000	191,494
Upjohn Finance B.V. 1.91%, 6/23/2032	EUR	300,000	244,132
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	100,000	103,046
Utah Acquisition Sub, Inc. Series ., 2.25%, 11/22/2024	EUR	100,000	102,984
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	201,046
0.88%, 4/8/2027	EUR	400,000	377,887
1.25%, 4/8/2030	EUR	200,000	176,333
1.30%, 5/18/2033	EUR	300,000	242,972
1.38%, 10/27/2026	EUR	300,000	293,687
1.38%, 11/2/2028	EUR	200,000	185,227
2.63%, 12/1/2031	EUR	100,000	95,807
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	179,063
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	263,145
3.38%, 10/27/2036	GBP	200,000	194,922
Visa, Inc. 1.50%, 6/15/2026	EUR	300,000	300,484
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	140,385
5.25%, 9/28/2035	GBP	68,000	86,330
5.63%, 3/27/2034	GBP	100,000	131,401
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	102,722
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	81,792
0.63%, 8/14/2030	EUR	100,000	80,627
Series EMTN, 1.00%, 2/2/2027	EUR	200,000	187,275
Series EMTN, 1.38%, 10/26/2026	EUR	100,000	95,882
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 5/24/2027	EUR	400,000	$ 379,722
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	221,884
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	397,511
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	104,509
4.63%, 11/2/2035	GBP	50,000	55,107
Series EMTN, 3 Month EURIBOR + 1.67%, 1.34%, 5/4/2025 (b)	EUR	300,000	308,890
Series EMTN, 3 Month EURIBOR + 1.85%, 1.74%, 5/4/2030 (b)	EUR	200,000	180,756
			36,619,771
TOTAL CORPORATE BONDS & NOTES (Cost $164,813,136)			137,726,064
	Shares
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d)	126,467	126,467
State Street Navigator Securities Lending Portfolio II (e)(f)	8,734,973	8,734,973
TOTAL SHORT-TERM INVESTMENTS (Cost $8,861,440)		8,861,440
TOTAL INVESTMENTS — 104.6% (Cost $173,674,576)		146,587,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(6,482,152)
NET ASSETS — 100.0%		$ 140,105,352
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$137,726,064	$—	$137,726,064
Short-Term Investments	8,861,440	—	—	8,861,440
TOTAL INVESTMENTS	$8,861,440	$137,726,064	$—	$146,587,504
Sector Breakdown as of December 31, 2022

% of Total Investments
Financial	50.7%
Consumer, Non-cyclical	12.8
Communications	8.5
Consumer, Cyclical	6.9
Energy	4.4
Utilities	4.1
Industrial	3.0
Technology	2.9
Basic Materials	0.7
Short-Term Investments	6.0
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,467	$ 11,467	$17,495,689	$17,380,689	$—	$—	126,467	$ 126,467	$ 4,740
State Street Navigator Securities Lending Portfolio II	2,853,956	2,853,956	36,325,794	30,444,777	—	—	8,734,973	8,734,973	14,843
Total		$2,865,423	$53,821,483	$47,825,466	$—	$—		$8,861,440	$19,583
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	4,409,000	$ 2,819,416
Series 161, 0.25%, 11/21/2025	AUD	5,105,000	3,155,607
Series 164, 0.50%, 9/21/2026	AUD	4,898,000	2,966,303
Series 160, 1.00%, 12/21/2030	AUD	4,246,000	2,298,990
Series 163, 1.00%, 11/21/2031	AUD	4,025,000	2,117,888
Series 158, 1.25%, 5/21/2032	AUD	3,980,000	2,116,720
Series 157, 1.50%, 6/21/2031	AUD	5,039,000	2,809,039
Series 165, 1.75%, 11/21/2032	AUD	2,823,000	1,558,393
Series 162, 1.75%, 6/21/2051	AUD	1,971,000	774,593
Series 149, 2.25%, 5/21/2028	AUD	3,673,000	2,311,828
Series 155, 2.50%, 5/21/2030	AUD	3,785,000	2,334,554
Series 137, 2.75%, 4/21/2024	AUD	3,571,000	2,403,511
Series 148, 2.75%, 11/21/2027	AUD	1,950,000	1,267,103
Series 148, 2.75%, 11/21/2027	AUD	1,228,000	797,950
Series 152, 2.75%, 11/21/2028	AUD	3,130,000	2,007,415
Series 154, 2.75%, 11/21/2029	AUD	3,354,000	2,120,326
Series 145, 2.75%, 6/21/2035	AUD	852,000	497,241
Series 156, 2.75%, 5/21/2041	AUD	1,272,000	686,911
3.00%, 11/21/2033	AUD	4,553,000	2,794,911
Series 150, 3.00%, 3/21/2047	AUD	1,657,000	892,348
Series 139, 3.25%, 4/21/2025	AUD	3,777,000	2,549,309
Series 138, 3.25%, 4/21/2029	AUD	3,402,000	2,233,402
Series 147, 3.25%, 6/21/2039	AUD	940,000	556,529
Series 144, 3.75%, 4/21/2037	AUD	1,223,000	782,791
Series 142, 4.25%, 4/21/2026	AUD	3,506,000	2,428,641
Series 140, 4.50%, 4/21/2033	AUD	2,080,000	1,463,476
Security Description		Principal Amount	Value
Series 136, 4.75%, 4/21/2027	AUD	3,271,000	$ 2,314,833
			51,060,028
AUSTRIA — 2.6%
Austria Government Bond:
0.01%, 7/15/2024 (a)	EUR	1,211,000	1,238,291
0.01%, 4/20/2025 (a)	EUR	944,000	944,494
0.01%, 10/20/2028 (a)	EUR	384,000	345,809
0.01%, 2/20/2030 (a)	EUR	1,491,000	1,283,190
0.01%, 2/20/2031 (a)	EUR	1,864,000	1,554,540
0.01%, 10/20/2040 (a)	EUR	514,000	312,667
0.25%, 10/20/2036 (a)	EUR	413,000	299,197
0.50%, 4/20/2027 (a)	EUR	1,629,000	1,574,691
0.50%, 2/20/2029 (a)	EUR	1,487,000	1,367,569
0.70%, 4/20/2071 (a)	EUR	580,000	273,780
0.75%, 10/20/2026 (a)	EUR	2,619,000	2,599,775
0.75%, 2/20/2028 (a)	EUR	1,176,000	1,128,322
0.75%, 3/20/2051 (a)	EUR	764,000	467,329
0.85%, 6/30/2120 (a)	EUR	700,000	307,869
0.90%, 2/20/2032 (a)	EUR	1,954,000	1,721,077
1.20%, 10/20/2025 (a)	EUR	1,585,000	1,624,969
1.50%, 2/20/2047 (a)	EUR	1,002,000	786,859
1.50%, 11/2/2086 (a)	EUR	222,000	140,834
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,298,000	1,356,836
1.85%, 5/23/2049 (a)	EUR	500,000	413,920
2.00%, 7/15/2026	EUR	295,000	306,102
2.10%, 9/20/2117 (a)	EUR	625,000	487,113
2.40%, 5/23/2034 (a)	EUR	1,107,000	1,100,339
3.15%, 6/20/2044 (a)	EUR	1,356,000	1,437,842
3.80%, 1/26/2062 (a)	EUR	612,000	746,851
4.15%, 3/15/2037 (a)	EUR	1,667,000	1,972,060
4.85%, 3/15/2026 (a)	EUR	1,396,000	1,583,671
6.25%, 7/15/2027	EUR	1,447,000	1,770,922
			29,146,918
BELGIUM — 4.1%
Belgium Government Bond:
Series 91, 0.01%, 10/22/2027 (a)	EUR	1,671,000	1,558,651
Series 92, 0.01%, 10/22/2031 (a)	EUR	1,813,000	1,481,764
Series 89, 0.10%, 6/22/2030 (a)	EUR	1,425,200	1,234,312
Series 94, 0.35%, 6/22/2032 (a)	EUR	2,892,000	2,390,102
Series 90, 0.40%, 6/22/2040 (a)	EUR	1,127,000	733,380

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,951,000	$ 2,002,105
Series 93, 0.65%, 6/22/2071 (a)	EUR	680,000	302,948
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,900,000	2,958,069
Series 81, 0.80%, 6/22/2027 (a)	EUR	2,134,000	2,089,024
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,935,000	1,863,150
Series 87, 0.90%, 6/22/2029 (a)	EUR	2,601,000	2,457,430
Series 77, 1.00%, 6/22/2026 (a)	EUR	2,069,000	2,086,237
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,767,000	1,605,037
Series 86, 1.25%, 4/22/2033 (a)	EUR	1,230,000	1,098,400
Series 95, 1.40%, 6/22/2053 (a)	EUR	1,817,000	1,227,691
Series 84, 1.45%, 6/22/2037 (a)	EUR	810,000	679,475
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,329,000	1,010,927
Series 88, 1.70%, 6/22/2050 (a)	EUR	1,635,000	1,231,382
Series 76, 1.90%, 6/22/2038 (a)	EUR	796,000	702,439
Series 80, 2.15%, 6/22/2066 (a)	EUR	849,000	703,168
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	506,972
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,815,000	1,932,409
Series 96, 2.75%, 4/22/2039 (a)	EUR	1,100,000	1,078,944
Series 73, 3.00%, 6/22/2034 (a)	EUR	1,132,000	1,178,950
Series 71, 3.75%, 6/22/2045	EUR	1,243,000	1,406,577
Series 66, 4.00%, 3/28/2032	EUR	932,000	1,062,374
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,982,000	2,351,600
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,463,000	1,649,948
Series 44, 5.00%, 3/28/2035 (a)	EUR	2,368,000	2,955,984
Series 31, 5.50%, 3/28/2028	EUR	2,112,000	2,553,610
			46,093,059
CANADA — 4.6%
Canadian Government Bond:
0.25%, 4/1/2024	CAD	2,915,000	2,047,813
0.25%, 3/1/2026	CAD	2,575,000	1,706,013
0.50%, 9/1/2025	CAD	3,432,000	2,321,774
Security Description		Principal Amount	Value
0.50%, 12/1/2030	CAD	2,350,000	$ 1,398,780
0.75%, 2/1/2024	CAD	1,125,000	798,662
0.75%, 10/1/2024	CAD	894,000	623,576
1.00%, 9/1/2026	CAD	1,500,000	1,009,513
1.00%, 6/1/2027	CAD	1,364,000	910,951
1.25%, 3/1/2025	CAD	1,470,000	1,025,434
1.25%, 3/1/2027	CAD	1,050,000	708,377
1.25%, 6/1/2030	CAD	3,895,000	2,491,644
1.50%, 5/1/2024	CAD	1,700,000	1,210,255
1.50%, 9/1/2024	CAD	1,139,000	806,323
1.50%, 4/1/2025	CAD	2,575,000	1,801,938
1.50%, 6/1/2026	CAD	1,403,000	966,995
1.50%, 6/1/2031	CAD	3,590,000	2,298,096
1.50%, 12/1/2031	CAD	2,490,000	1,581,853
1.75%, 12/1/2053	CAD	3,410,000	1,772,294
2.00%, 6/1/2028	CAD	1,350,000	933,557
2.00%, 6/1/2032	CAD	2,150,000	1,420,763
2.00%, 12/1/2051	CAD	5,035,000	2,822,985
2.25%, 3/1/2024	CAD	1,523,000	1,097,678
2.25%, 6/1/2025	CAD	910,000	648,075
2.25%, 6/1/2029	CAD	1,545,000	1,073,409
2.25%, 12/1/2029	CAD	750,000	519,310
2.50%, 6/1/2024	CAD	1,180,000	851,042
2.50%, 12/1/2032	CAD	3,150,000	2,168,419
2.75%, 8/1/2024	CAD	1,905,000	1,375,732
2.75%, 9/1/2027	CAD	2,425,000	1,738,680
2.75%, 12/1/2048	CAD	1,117,000	744,591
2.75%, 12/1/2064	CAD	685,000	445,112
3.00%, 11/1/2024	CAD	1,875,000	1,358,248
3.00%, 10/1/2025	CAD	1,525,000	1,101,936
3.50%, 3/1/2028	CAD	1,000,000	741,833
3.50%, 12/1/2045	CAD	1,532,000	1,159,139
3.75%, 2/1/2025	CAD	900,000	660,808
4.00%, 6/1/2041	CAD	1,108,000	887,451
5.00%, 6/1/2037	CAD	1,020,000	892,338
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,027,047
5.75%, 6/1/2033	CAD	1,370,000	1,222,846
Series VW17, 8.00%, 6/1/2027	CAD	370,000	324,523
Series A-76, 9.00%, 6/1/2025	CAD	330,000	272,374
			50,968,187
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	170,000,000	166,666
2.50%, 3/1/2025	CLP	645,000,000	682,235
4.50%, 3/1/2026	CLP	410,000,000	459,842
4.70%, 9/1/2030 (a)	CLP	420,000,000	474,723
5.00%, 10/1/2028 (a)	CLP	250,000,000	283,964
5.00%, 3/1/2035	CLP	655,000,000	760,069
5.10%, 7/15/2050	CLP	295,000,000	344,806

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 30YR, 6.00%, 1/1/2043	CLP	330,000,000	$ 427,300
7.00%, 5/1/2034	CLP	195,000,000	265,678
			3,865,283
CHINA — 4.6%
China Government Bond:
1.99%, 9/15/2024	CNY	8,950,000	1,280,438
2.18%, 6/25/2024	CNY	20,600,000	2,956,122
2.18%, 8/25/2025	CNY	18,000,000	2,572,081
2.24%, 5/25/2025	CNY	5,550,000	795,443
Series INBK, 2.26%, 2/24/2025	CNY	11,800,000	1,689,111
2.44%, 10/15/2027	CNY	13,050,000	1,856,520
Series INBK, 2.47%, 9/2/2024	CNY	16,850,000	2,426,363
Series INBK, 2.48%, 4/15/2027	CNY	5,000,000	712,422
2.60%, 9/1/2032	CNY	7,500,000	1,054,879
2.69%, 8/15/2032	CNY	8,000,000	1,133,006
2.75%, 6/15/2029	CNY	2,550,000	365,606
Series INBK, 2.75%, 2/17/2032	CNY	13,650,000	1,937,357
2.76%, 5/15/2032	CNY	2,650,000	377,617
Series INBK, 2.85%, 6/4/2027	CNY	9,700,000	1,405,104
Series INBK, 2.89%, 11/18/2031	CNY	6,400,000	919,393
3.12%, 10/25/2052	CNY	3,000,000	425,551
Series 1904, 3.19%, 4/11/2024	CNY	15,800,000	2,298,392
Series 1907, 3.25%, 6/6/2026	CNY	20,150,000	2,965,178
Series 1827, 3.25%, 11/22/2028	CNY	63,850,000	9,442,483
Series INBK, 3.27%, 11/19/2030	CNY	13,600,000	2,019,546
Series INBK, 3.32%, 4/15/2052	CNY	14,250,000	2,092,393
Series INBK, 3.39%, 3/16/2050	CNY	7,550,000	1,106,440
Series INBK, 3.76%, 3/22/2071	CNY	4,000,000	634,142
Series INBK, 3.81%, 9/14/2050	CNY	2,500,000	394,810
Series 1824, 4.08%, 10/22/2048	CNY	45,380,000	7,470,111
Series 2417, 4.63%, 8/11/2034	CNY	5,000,000	841,999
			51,172,507
COLOMBIA — 0.5%
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	1,875,000,000	292,483
Security Description		Principal Amount	Value
Series B, 6.00%, 4/28/2028	COP	6,475,000,000	$ 996,325
Series B, 6.25%, 11/26/2025	COP	695,000,000	122,616
Series B, 7.00%, 3/26/2031	COP	1,100,000,000	160,024
Series B, 7.00%, 6/30/2032	COP	7,790,000,000	1,091,261
Series B, 7.25%, 10/26/2050	COP	4,757,000,000	556,132
Series B, 7.50%, 8/26/2026	COP	7,658,000,000	1,348,423
Series B, 9.25%, 5/28/2042	COP	6,185,000,000	921,148
			5,488,412
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 0.63%, 1/21/2030	EUR	150,000	125,356
Series EMTN, 0.95%, 1/20/2032	EUR	325,000	258,533
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	69,810
Series EMTN, 1.50%, 4/16/2027	EUR	150,000	145,429
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	244,868
Series EMTN, 2.75%, 6/27/2024	EUR	98,000	103,731
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	91,356
Series EMTN, 2.75%, 5/3/2049	EUR	250,000	212,711
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	108,154
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	75,708
			1,435,656
CZECH REPUBLIC — 0.9%
Czech Republic Government Bond:
Series 135, 0.01%, 12/12/2024	CZK	6,100,000	242,712
Series 130, 0.05%, 11/29/2029	CZK	10,750,000	335,866
Series 100, 0.25%, 2/10/2027	CZK	15,960,000	576,808
Series 94, 0.95%, 5/15/2030	CZK	14,680,000	483,154
Series 95, 1.00%, 6/26/2026	CZK	14,090,000	538,124
Series 121, 1.20%, 3/13/2031	CZK	21,130,000	689,955
Series 120, 1.25%, 2/14/2025	CZK	16,100,000	651,413

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 125, 1.50%, 4/24/2040	CZK	9,600,000	$ 253,234
Series 138, 1.75%, 6/23/2032	CZK	11,300,000	374,470
Series 142, 1.95%, 7/30/2037	CZK	3,500,000	107,326
Series 103, 2.00%, 10/13/2033	CZK	20,200,000	669,353
Series 89, 2.40%, 9/17/2025	CZK	17,190,000	703,262
Series 78, 2.50%, 8/25/2028	CZK	18,700,000	715,429
Series 105, 2.75%, 7/23/2029	CZK	21,430,000	817,166
Series 145, 3.50%, 5/30/2035	CZK	9,400,000	329,781
Series 49, 4.20%, 12/4/2036	CZK	7,560,000	307,350
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	75,004
Series 8Y, 5.00%, 9/30/2030	CZK	11,950,000	521,239
Series 6Y, 5.50%, 12/12/2028	CZK	4,100,000	183,696
Series 58, 5.70%, 5/25/2024	CZK	6,990,000	309,009
6.00%, 2/26/2026	CZK	15,050,000	679,285
			9,563,636
DENMARK — 0.8%
Denmark Government Bond:
0.01%, 11/15/2024	DKK	4,275,000	582,616
Series 10Y, 0.01%, 11/15/2031	DKK	10,932,000	1,234,572
Series G, 0.01%, 11/15/2031	DKK	875,000	99,237
Series 30Y, 0.25%, 11/15/2052	DKK	7,167,000	551,527
Series 10Y, 0.50%, 11/15/2027	DKK	7,522,000	972,209
Series 10YR, 0.50%, 11/15/2029	DKK	14,471,000	1,793,774
1.75%, 11/15/2025	DKK	5,418,000	756,776
4.50%, 11/15/2039	DKK	13,049,000	2,333,902
7.00%, 11/10/2024	DKK	1,002,000	154,488
			8,479,101
ESTONIA — 0.0% (b)
Egypt Government International Bond 4.00%, 10/12/2032	EUR	175,000	190,800
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	83,560
			274,360
Security Description		Principal Amount	Value
FINLAND — 1.1%
Finland Government Bond:
0.01%, 9/15/2024 (a)	EUR	591,000	$ 602,384
0.01%, 9/15/2026 (a)	EUR	768,000	738,576
0.01%, 9/15/2030 (a)	EUR	575,000	487,729
0.13%, 9/15/2031 (a)	EUR	992,000	827,499
0.13%, 4/15/2036 (a)	EUR	471,000	340,546
0.13%, 4/15/2052 (a)	EUR	450,000	225,243
0.25%, 9/15/2040 (a)	EUR	685,000	444,642
0.50%, 4/15/2026 (a)	EUR	814,000	809,877
0.50%, 9/15/2027 (a)	EUR	1,273,000	1,218,797
0.50%, 9/15/2028 (a)	EUR	454,000	424,223
0.50%, 9/15/2029 (a)	EUR	748,000	680,537
0.50%, 4/15/2043 (a)	EUR	467,000	306,619
0.75%, 4/15/2031 (a)	EUR	737,000	657,551
0.88%, 9/15/2025 (a)	EUR	502,000	510,037
1.13%, 4/15/2034 (a)	EUR	716,000	622,313
1.38%, 4/15/2027 (a)	EUR	258,000	258,188
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	626,000	490,985
1.50%, 9/15/2032 (a)	EUR	430,000	398,931
2.00%, 4/15/2024 (a)	EUR	514,000	543,146
2.63%, 7/4/2042 (a)	EUR	548,000	544,615
2.75%, 7/4/2028 (a)	EUR	804,000	852,919
4.00%, 7/4/2025 (a)	EUR	699,000	768,946
			12,754,303
FRANCE — 5.0%
France Government Bond OAT:
0.01%, 3/25/2024	EUR	1,260,000	1,298,790
0.01%, 3/25/2025	EUR	636,000	637,979
0.01%, 2/25/2026	EUR	1,706,000	1,670,183
0.01%, 11/25/2029	EUR	1,278,000	1,124,832
0.01%, 11/25/2030	EUR	1,673,000	1,425,068
0.01%, 11/25/2031	EUR	1,278,000	1,053,391
0.25%, 11/25/2026	EUR	1,430,000	1,386,094
0.50%, 5/25/2025	EUR	1,559,000	1,576,743
0.50%, 5/25/2026	EUR	1,853,000	1,833,683
0.50%, 5/25/2029	EUR	1,176,000	1,085,172
0.50%, 5/25/2040 (a)	EUR	567,000	383,797
0.50%, 5/25/2072 (a)	EUR	417,000	166,673
0.75%, 5/25/2028	EUR	1,666,000	1,595,643
0.75%, 11/25/2028	EUR	1,815,000	1,723,257
0.75%, 5/25/2052	EUR	1,439,000	823,997
1.00%, 11/25/2025	EUR	1,680,000	1,707,074
1.00%, 5/25/2027	EUR	1,347,000	1,332,052
1.25%, 5/25/2034	EUR	1,227,000	1,070,529
1.25%, 5/25/2036 (a)	EUR	1,770,000	1,480,207
1.50%, 5/25/2031	EUR	1,693,000	1,626,280
1.50%, 5/25/2050 (a)	EUR	1,042,000	761,188
1.75%, 11/25/2024	EUR	1,227,000	1,283,777
1.75%, 6/25/2039 (a)	EUR	1,015,000	883,464
1.75%, 5/25/2066 (a)	EUR	485,000	353,149
2.00%, 5/25/2048 (a)	EUR	1,198,000	998,966

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
2.25%, 5/25/2024	EUR	871,000	$ 922,669
2.50%, 5/25/2030	EUR	1,764,000	1,841,199
2.75%, 10/25/2027	EUR	1,792,000	1,910,641
3.25%, 5/25/2045	EUR	1,007,000	1,068,723
3.50%, 4/25/2026	EUR	1,586,000	1,730,113
4.00%, 10/25/2038	EUR	956,000	1,108,831
4.00%, 4/25/2055 (a)	EUR	806,000	979,093
4.00%, 4/25/2060	EUR	552,000	684,777
4.50%, 4/25/2041	EUR	1,330,000	1,654,331
4.75%, 4/25/2035	EUR	966,000	1,187,900
5.50%, 4/25/2029	EUR	1,431,000	1,759,932
5.75%, 10/25/2032	EUR	875,000	1,146,659
6.00%, 10/25/2025	EUR	1,051,000	1,217,287
French Republic Government Bond OAT:
0.01%, 2/25/2024	EUR	1,200,000	1,239,986
0.01%, 2/25/2025	EUR	903,000	907,260
0.01%, 2/25/2027	EUR	1,505,000	1,434,227
0.01%, 5/25/2032	EUR	1,550,000	1,251,794
0.50%, 6/25/2044 (a)	EUR	500,000	310,700
0.75%, 2/25/2028	EUR	1,950,000	1,877,156
0.75%, 5/25/2053 (a)	EUR	700,000	389,913
2.00%, 11/25/2032	EUR	1,800,000	1,752,362
			55,657,541
GERMANY — 4.6%
Bundesobligation 1.30%, 10/15/2027	EUR	1,451,000	1,464,847
Bundesrepublik Deutschland:
0.01%, 8/15/2026	EUR	1,361,000	1,329,811
0.01%, 8/15/2029	EUR	1,029,000	935,064
0.01%, 8/15/2030	EUR	1,566,000	1,390,970
Series G, 0.01%, 8/15/2030	EUR	780,000	692,794
0.01%, 2/15/2031	EUR	1,239,000	1,085,420
0.01%, 8/15/2050	EUR	1,287,000	717,686
0.25%, 2/15/2027	EUR	1,897,000	1,850,990
0.25%, 8/15/2028	EUR	1,230,000	1,162,196
0.50%, 8/15/2027	EUR	1,263,000	1,233,483
0.50%, 2/15/2028	EUR	1,238,000	1,197,229
1.25%, 8/15/2048	EUR	1,286,000	1,067,517
Series 98, 4.75%, 7/4/2028	EUR	630,000	748,841
Series 08, 4.75%, 7/4/2040	EUR	100,000	138,796
Series 94, 6.25%, 1/4/2024	EUR	265,000	293,826
Bundesrepublik Deutschland Bundesanleihe:
0.01%, 11/15/2028	EUR	890,000	824,080
0.01%, 8/15/2031	EUR	1,761,000	1,524,459
Series G, 0.01%, 8/15/2031	EUR	708,000	613,097
Security Description		Principal Amount	Value
0.01%, 2/15/2032	EUR	1,582,000	$ 1,350,434
Series G, 0.01%, 8/15/2050	EUR	482,000	269,116
0.01%, 8/15/2052	EUR	825,000	439,848
1.00%, 5/15/2038	EUR	450,000	383,907
1.70%, 8/15/2032	EUR	1,300,000	1,293,357
1.80%, 8/15/2053	EUR	200,000	183,938
Bundesschatzanweisungen:
0.01%, 3/15/2024	EUR	1,041,000	1,078,017
0.20%, 6/14/2024	EUR	684,000	705,485
Federal Republic of Germany:
Series 179, 0.01%, 4/5/2024	EUR	899,000	930,443
Series 180, 0.01%, 10/18/2024	EUR	1,201,000	1,224,664
Series 181, 0.01%, 4/11/2025	EUR	904,000	911,315
Series 182, 0.01%, 10/10/2025	EUR	1,241,000	1,236,645
Series 183, 0.01%, 4/10/2026	EUR	1,446,000	1,424,073
0.01%, 2/15/2030	EUR	982,000	882,455
0.25%, 2/15/2029	EUR	1,066,000	997,165
0.50%, 2/15/2025	EUR	1,316,000	1,345,849
0.50%, 2/15/2026	EUR	1,561,000	1,567,434
1.00%, 8/15/2024	EUR	1,040,000	1,083,177
1.00%, 8/15/2025	EUR	945,000	969,843
1.50%, 5/15/2024	EUR	909,000	957,144
1.75%, 2/15/2024	EUR	1,012,000	1,071,198
2.50%, 7/4/2044	EUR	1,282,000	1,366,843
2.50%, 8/15/2046	EUR	1,160,000	1,245,695
3.25%, 7/4/2042	EUR	972,000	1,150,730
Series 05, 4.00%, 1/4/2037	EUR	1,179,000	1,467,010
Series 2007, 4.25%, 7/4/2039	EUR	778,000	1,014,397
Series 03, 4.75%, 7/4/2034	EUR	932,000	1,213,291
Series 08, 4.75%, 7/4/2040	EUR	644,000	893,849
Series 00, 5.50%, 1/4/2031	EUR	904,000	1,169,264
Series 98, 5.63%, 1/4/2028	EUR	875,000	1,069,159
Series 00, 6.25%, 1/4/2030	EUR	506,000	669,024
Series 97, 6.50%, 7/4/2027	EUR	869,000	1,082,070
			50,917,945
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.36%, 4/15/2024	HKD	650,000	79,270
1.25%, 6/29/2027	HKD	1,000,000	115,224
1.59%, 3/4/2036	HKD	200,000	19,578

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
1.68%, 1/21/2026	HKD	1,350,000	$ 161,942
1.79%, 4/14/2025	HKD	1,100,000	134,033
1.89%, 3/2/2032	HKD	800,000	88,642
1.97%, 1/17/2029	HKD	600,000	69,800
2.02%, 3/7/2034	HKD	300,000	31,916
2.13%, 7/16/2030	HKD	500,000	57,414
2.22%, 8/7/2024	HKD	1,600,000	198,765
			956,584
HUNGARY — 0.4%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	140,930,000	287,136
Series 26/E, 1.50%, 4/22/2026	HUF	262,000,000	523,942
Series 26/F, 1.50%, 8/26/2026	HUF	65,000,000	126,296
Series 29/A, 2.00%, 5/23/2029	HUF	105,000,000	185,924
Series 33/A, 2.25%, 4/20/2033	HUF	141,720,000	218,576
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	58,889
Series 24/C, 2.50%, 10/24/2024	HUF	74,830,000	170,713
Series 26/D, 2.75%, 12/22/2026	HUF	132,080,000	264,534
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	277,115
Series 27/A, 3.00%, 10/27/2027	HUF	156,260,000	302,386
Series 30/A, 3.00%, 8/21/2030	HUF	129,210,000	230,798
Series 38/A, 3.00%, 10/27/2038	HUF	103,500,000	145,727
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	58,610
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	235,628
Series 28/B, 4.50%, 3/23/2028	HUF	151,000,000	311,336
Series 32/A, 4.75%, 11/24/2032	HUF	155,000,000	298,667
Series 25/B, 5.50%, 6/24/2025	HUF	111,840,000	260,765
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	212,711
			4,169,753
INDONESIA — 2.9%
Indonesia Treasury Bond:
Series FR90, 5.13%, 4/15/2027	IDR	10,006,000,000	618,074
Series FR86, 5.50%, 4/15/2026	IDR	22,730,000,000	1,430,161
Security Description		Principal Amount	Value
Series FR64, 6.13%, 5/15/2028	IDR	70,718,000,000	$ 4,442,300
Series FR88, 6.25%, 6/15/2036	IDR	34,763,000,000	2,090,458
Series FR95, 6.38%, 8/15/2028	IDR	21,375,000,000	1,357,949
Series FR91, 6.38%, 4/15/2032	IDR	14,280,000,000	882,182
Series FR93, 6.38%, 7/15/2037	IDR	14,885,000,000	919,662
Series FR81, 6.50%, 6/15/2025	IDR	26,839,000,000	1,738,649
Series FR65, 6.63%, 5/15/2033	IDR	71,300,000,000	4,453,305
Series FR89, 6.88%, 8/15/2051	IDR	9,515,000,000	582,910
Series FR59, 7.00%, 5/15/2027	IDR	44,850,000,000	2,949,637
Series FR96, 7.00%, 2/15/2033	IDR	18,475,000,000	1,188,547
Series FR92, 7.13%, 6/15/2042	IDR	18,730,000,000	1,204,784
Series FR76, 7.38%, 5/15/2048	IDR	10,875,000,000	703,670
Series FR75, 7.50%, 5/15/2038	IDR	59,566,000,000	3,937,590
Series FR70, 8.38%, 3/15/2024	IDR	46,510,000,000	3,085,024
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.88%, 7/15/2026	IDR	6,200,000,000	379,486
Series PBS, 6.75%, 6/15/2047	IDR	7,500,000,000	449,145
			32,413,533
IRELAND — 1.4%
Ireland Government Bond:
0.01%, 10/18/2031	EUR	1,301,000	1,070,163
0.20%, 5/15/2027	EUR	1,451,000	1,383,423
0.20%, 10/18/2030	EUR	997,000	862,409
0.35%, 10/18/2032	EUR	602,000	498,462
0.40%, 5/15/2035	EUR	740,900	566,634
0.55%, 4/22/2041	EUR	694,000	465,216
0.90%, 5/15/2028	EUR	953,000	920,636
1.00%, 5/15/2026	EUR	1,610,000	1,628,437
1.10%, 5/15/2029	EUR	1,280,000	1,225,127
1.30%, 5/15/2033	EUR	584,000	524,096
1.35%, 3/18/2031	EUR	937,000	889,181
1.50%, 5/15/2050	EUR	1,102,000	813,089
1.70%, 5/15/2037	EUR	669,000	588,956
2.00%, 2/18/2045	EUR	1,160,000	991,101
2.40%, 5/15/2030	EUR	1,143,000	1,180,306
3.40%, 3/18/2024	EUR	792,000	852,024
5.40%, 3/13/2025	EUR	1,131,000	1,273,093
			15,732,353

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
ISRAEL — 0.8%
Israel Government Bond:
Series 1024, 0.40%, 10/31/2024	ILS	2,015,000	$ 535,908
Series 0425, 0.50%, 4/30/2025	ILS	3,020,000	795,231
Series 0226, 0.50%, 2/27/2026	ILS	2,350,000	603,582
Series 0330, 1.00%, 3/31/2030	ILS	4,575,000	1,079,268
Series 0432, 1.30%, 4/30/2032	ILS	1,950,000	459,246
Series 0537, 1.50%, 5/31/2037	ILS	1,600,000	342,331
Series 0825, 1.75%, 8/31/2025	ILS	1,904,000	512,976
Series 0327, 2.00%, 3/31/2027	ILS	1,590,000	420,757
Series 0928, 2.25%, 9/28/2028	ILS	2,725,000	715,011
Series 1152, 2.80%, 11/29/2052	ILS	400,000	95,417
Series 0324, 3.75%, 3/31/2024	ILS	2,317,000	653,780
Series 0347, 3.75%, 3/31/2047	ILS	2,585,000	733,008
Series 0142, 5.50%, 1/31/2042	ILS	3,111,000	1,125,305
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	459,806
			8,531,626
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 8/1/2026	EUR	1,270,000	1,189,875
0.01%, 1/15/2024	EUR	521,000	538,894
0.01%, 1/30/2024	EUR	549,000	567,106
0.01%, 4/15/2024	EUR	575,000	589,947
0.01%, 8/15/2024	EUR	200,000	202,830
0.01%, 12/15/2024	EUR	500,000	501,714
0.01%, 4/1/2026	EUR	1,345,000	1,275,484
0.25%, 3/15/2028	EUR	875,000	771,523
0.35%, 2/1/2025	EUR	1,367,000	1,371,680
0.50%, 2/1/2026	EUR	1,059,000	1,027,842
0.60%, 8/1/2031 (a)	EUR	1,296,000	1,013,190
0.90%, 4/1/2031	EUR	973,000	792,593
0.95%, 8/1/2030	EUR	954,000	798,589
0.95%, 12/1/2031 (a)	EUR	1,190,000	947,567
0.95%, 6/1/2032	EUR	650,000	508,987
0.95%, 3/1/2037 (a)	EUR	464,000	309,002
1.20%, 8/15/2025	EUR	614,000	617,575
1.25%, 12/1/2026	EUR	688,000	670,113
1.35%, 4/1/2030	EUR	897,000	786,169
1.45%, 11/15/2024	EUR	334,000	345,179
Security Description		Principal Amount	Value
1.45%, 5/15/2025	EUR	600,000	$ 612,815
1.45%, 3/1/2036 (a)	EUR	518,000	380,074
1.50%, 4/30/2045 (a)	EUR	500,000	301,727
1.60%, 6/1/2026	EUR	898,000	896,076
1.65%, 12/1/2030 (a)	EUR	919,000	805,651
1.70%, 9/1/2051 (a)	EUR	600,000	355,662
1.75%, 5/30/2024	EUR	446,000	466,075
1.75%, 7/1/2024	EUR	400,000	417,775
1.80%, 3/1/2041 (a)	EUR	500,000	345,727
1.85%, 5/15/2024	EUR	355,000	372,228
2.00%, 2/1/2028	EUR	826,000	805,664
2.05%, 8/1/2027	EUR	1,153,000	1,141,743
2.15%, 9/1/2052 (a)	EUR	450,000	290,954
2.15%, 3/1/2072 (a)	EUR	550,000	328,433
2.20%, 6/1/2027	EUR	750,000	751,676
2.25%, 9/1/2036 (a)	EUR	295,000	239,274
2.45%, 9/1/2033 (a)	EUR	870,000	756,538
2.50%, 11/15/2025	EUR	843,000	876,426
2.65%, 12/1/2027	EUR	894,000	900,909
2.80%, 12/1/2028	EUR	906,000	906,128
2.80%, 6/15/2029	EUR	750,000	737,961
2.80%, 3/1/2067 (a)	EUR	245,000	175,996
2.95%, 9/1/2038 (a)	EUR	658,000	566,084
3.00%, 8/1/2029	EUR	602,000	601,204
3.10%, 3/1/2040 (a)	EUR	473,000	406,931
3.25%, 3/1/2038 (a)	EUR	300,000	267,530
3.45%, 3/1/2048 (a)	EUR	691,000	606,549
3.85%, 9/1/2049 (a)	EUR	530,000	494,808
7.25%, 11/1/2026	EUR	703,000	847,587
Republic of Italy:
1.50%, 6/1/2025	EUR	405,000	413,414
1.65%, 3/1/2032 (a)	EUR	1,277,000	1,081,171
1.85%, 7/1/2025 (a)	EUR	444,000	455,447
2.00%, 12/1/2025	EUR	899,000	919,374
2.10%, 7/15/2026	EUR	727,000	735,844
Series CAC, 2.45%, 9/1/2050 (a)	EUR	400,000	284,092
2.50%, 12/1/2024	EUR	542,000	571,101
2.70%, 3/1/2047 (a)	EUR	335,000	258,819
3.25%, 9/1/2046 (a)	EUR	631,000	539,651
3.35%, 3/1/2035 (a)	EUR	998,000	923,105
3.50%, 3/1/2030 (a)	EUR	866,000	886,256
3.75%, 9/1/2024	EUR	430,000	462,733
4.00%, 2/1/2037 (a)	EUR	969,000	965,869
4.50%, 3/1/2024	EUR	665,000	720,693
4.50%, 3/1/2026 (a)	EUR	1,157,000	1,267,061
4.75%, 9/1/2028 (a)	EUR	887,000	982,254
4.75%, 9/1/2044 (a)	EUR	781,000	831,938
5.00%, 3/1/2025 (a)	EUR	550,000	606,834
5.00%, 8/1/2034 (a)	EUR	906,000	985,512
5.00%, 8/1/2039 (a)	EUR	579,000	632,966
5.00%, 9/1/2040 (a)	EUR	808,000	886,422
5.25%, 11/1/2029	EUR	1,119,000	1,277,829
5.75%, 2/1/2033	EUR	567,000	658,892
6.00%, 5/1/2031	EUR	945,000	1,129,093

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
6.50%, 11/1/2027	EUR	946,000	$ 1,130,045
			51,088,479
JAPAN — 23.2%
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	273,450,000	2,074,257
Series 343, 0.10%, 6/20/2026	JPY	240,000,000	1,819,158
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,381,516
Series 345, 0.10%, 12/20/2026	JPY	311,250,000	2,353,394
Series 346, 0.10%, 3/20/2027	JPY	280,000,000	2,113,714
Series 347, 0.10%, 6/20/2027	JPY	240,000,000	1,809,172
Series 348, 0.10%, 9/20/2027	JPY	314,000,000	2,364,858
Series 349, 0.10%, 12/20/2027	JPY	277,550,000	2,086,868
Series 350, 0.10%, 3/20/2028	JPY	302,550,000	2,270,805
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,479,817
Series 352, 0.10%, 9/20/2028	JPY	242,400,000	1,813,577
Series 353, 0.10%, 12/20/2028	JPY	229,300,000	1,712,473
Series 354, 0.10%, 3/20/2029	JPY	306,200,000	2,282,651
Series 355, 0.10%, 6/20/2029	JPY	210,600,000	1,566,751
Series 356, 0.10%, 9/20/2029	JPY	302,000,000	2,241,911
Series 357, 0.10%, 12/20/2029	JPY	365,000,000	2,703,703
Series 358, 0.10%, 3/20/2030	JPY	427,500,000	3,157,496
Series 359, 0.10%, 6/20/2030	JPY	479,450,000	3,533,239
Series 361, 0.10%, 12/20/2030	JPY	512,950,000	3,765,340
Series 337, 0.30%, 12/20/2024	JPY	163,300,000	1,243,813
Series 341, 0.30%, 12/20/2025	JPY	284,500,000	2,170,993
Series 338, 0.40%, 3/20/2025	JPY	287,650,000	2,196,796
Series 339, 0.40%, 6/20/2025	JPY	346,700,000	2,649,682
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,272,749
Series 335, 0.50%, 9/20/2024	JPY	355,100,000	2,712,561
Series 336, 0.50%, 12/20/2024	JPY	119,700,000	915,279
Security Description		Principal Amount	Value
Series 333, 0.60%, 3/20/2024	JPY	317,250,000	$ 2,421,362
Series 334, 0.60%, 6/20/2024	JPY	298,300,000	2,279,578
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	860,264
Series 169, 0.30%, 6/20/2039	JPY	125,000,000	826,992
Series 170, 0.30%, 9/20/2039	JPY	47,750,000	314,587
Series 171, 0.30%, 12/20/2039	JPY	65,400,000	428,925
Series 156, 0.40%, 3/20/2036	JPY	113,900,000	810,754
Series 168, 0.40%, 3/20/2039	JPY	181,000,000	1,223,549
Series 172, 0.40%, 3/20/2040	JPY	169,150,000	1,124,316
Series 173, 0.40%, 6/20/2040	JPY	258,850,000	1,713,477
Series 174, 0.40%, 9/20/2040	JPY	183,000,000	1,205,502
Series 158, 0.50%, 9/20/2036	JPY	134,050,000	960,137
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	977,472
Series 165, 0.50%, 6/20/2038	JPY	140,000,000	974,488
Series 167, 0.50%, 12/20/2038	JPY	101,000,000	696,777
Series 175, 0.50%, 12/20/2040	JPY	222,450,000	1,486,720
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	651,749
Series 161, 0.60%, 6/20/2037	JPY	126,150,000	906,507
Series 162, 0.60%, 9/20/2037	JPY	105,850,000	757,480
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	684,089
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	741,839
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	678,777
Series 155, 1.00%, 12/20/2035	JPY	159,900,000	1,231,355
Series 151, 1.20%, 12/20/2034	JPY	155,000,000	1,231,389
Series 152, 1.20%, 3/20/2035	JPY	145,000,000	1,149,989
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	829,331
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	880,692

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 150, 1.40%, 9/20/2034	JPY	362,150,000	$ 2,944,958
Series 144, 1.50%, 3/20/2033	JPY	86,200,000	713,197
Series 148, 1.50%, 3/20/2034	JPY	157,950,000	1,301,320
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	822,631
Series 136, 1.60%, 3/20/2032	JPY	110,600,000	920,257
Series 143, 1.60%, 3/20/2033	JPY	79,850,000	666,511
Series 147, 1.60%, 12/20/2033	JPY	176,000,000	1,465,757
Series 140, 1.70%, 9/20/2032	JPY	134,000,000	1,129,045
Series 141, 1.70%, 12/20/2032	JPY	150,000,000	1,264,209
Series 145, 1.70%, 6/20/2033	JPY	166,400,000	1,400,941
Series 146, 1.70%, 9/20/2033	JPY	177,650,000	1,494,511
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	791,945
Series 130, 1.80%, 9/20/2031	JPY	152,100,000	1,278,461
Series 133, 1.80%, 12/20/2031	JPY	186,550,000	1,572,791
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,416,497
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	424,733
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	450,195
Series 121, 1.90%, 9/20/2030	JPY	74,600,000	625,770
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	275,414
Series 77, 2.00%, 3/20/2025	JPY	34,000,000	268,738
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	244,581
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	549,225
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	359,867
Series 92, 2.10%, 12/20/2026	JPY	83,800,000	683,833
Series 94, 2.10%, 3/20/2027	JPY	99,000,000	810,150
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	353,066
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	743,744
Series 105, 2.10%, 9/20/2028	JPY	78,200,000	651,867
Security Description		Principal Amount	Value
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	$ 417,996
Series 113, 2.10%, 9/20/2029	JPY	120,250,000	1,013,128
Series 117, 2.10%, 3/20/2030	JPY	156,450,000	1,323,739
Series 90, 2.20%, 9/20/2026	JPY	78,550,000	641,027
Series 97, 2.20%, 9/20/2027	JPY	136,800,000	1,132,243
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	691,238
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	418,921
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	637,339
Series 125, 2.20%, 3/20/2031	JPY	53,650,000	461,855
Series 95, 2.30%, 6/20/2027	JPY	70,000,000	579,476
Series 102, 2.40%, 6/20/2028	JPY	105,800,000	892,234
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	89,000,000	524,597
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	342,988
Series 65, 0.40%, 12/20/2049	JPY	64,850,000	373,436
Series 66, 0.40%, 3/20/2050	JPY	120,000,000	689,269
Series 52, 0.50%, 9/20/2046	JPY	85,500,000	527,373
Series 62, 0.50%, 3/20/2049	JPY	52,050,000	308,324
Series 53, 0.60%, 12/20/2046	JPY	83,650,000	526,631
Series 67, 0.60%, 6/20/2050	JPY	95,000,000	568,430
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	536,815
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	360,226
Series 61, 0.70%, 12/20/2048	JPY	75,000,000	470,185
Series 69, 0.70%, 12/20/2050	JPY	107,900,000	659,527
Series 50, 0.80%, 3/20/2046	JPY	99,650,000	664,225
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	531,293
Series 55, 0.80%, 6/20/2047	JPY	90,500,000	593,598
Series 56, 0.80%, 9/20/2047	JPY	178,850,000	1,170,072

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 57, 0.80%, 12/20/2047	JPY	88,250,000	$ 575,650
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	501,047
Series 60, 0.90%, 9/20/2048	JPY	146,650,000	970,061
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	639,825
Series 49, 1.40%, 12/20/2045	JPY	91,550,000	693,239
Series 45, 1.50%, 12/20/2044	JPY	65,950,000	512,520
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	540,466
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	811,661
Series 11, 1.70%, 6/20/2033	JPY	46,550,000	391,871
Series 41, 1.70%, 12/20/2043	JPY	104,850,000	848,670
Series 42, 1.70%, 3/20/2044	JPY	50,750,000	410,404
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	812,097
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	540,519
Series 38, 1.80%, 3/20/2043	JPY	64,000,000	527,992
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	576,998
Series 37, 1.90%, 9/20/2042	JPY	87,300,000	731,839
Series 39, 1.90%, 6/20/2043	JPY	63,500,000	531,957
Series 13, 2.00%, 12/20/2033	JPY	87,900,000	760,132
Series 33, 2.00%, 9/20/2040	JPY	110,200,000	938,118
Series 35, 2.00%, 9/20/2041	JPY	118,250,000	1,006,198
Series 36, 2.00%, 3/20/2042	JPY	171,750,000	1,463,048
Series 34, 2.20%, 3/20/2041	JPY	92,400,000	808,417
Series 21, 2.30%, 12/20/2035	JPY	39,000,000	347,348
Series 25, 2.30%, 12/20/2036	JPY	43,400,000	387,131
Series 30, 2.30%, 3/20/2039	JPY	99,350,000	882,694
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	565,076
Series 26, 2.40%, 3/20/2037	JPY	69,300,000	624,911
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	450,051
Security Description		Principal Amount	Value
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	$ 181,301
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	272,554
Series 22, 2.50%, 3/20/2036	JPY	41,750,000	379,890
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	273,328
Series 27, 2.50%, 9/20/2037	JPY	67,550,000	615,791
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	150,250,000	784,245
Series 12, 0.50%, 3/20/2059	JPY	92,000,000	483,871
Series 13, 0.50%, 3/20/2060	JPY	155,000,000	808,133
Series 11, 0.80%, 3/20/2058	JPY	79,450,000	470,203
Series 10, 0.90%, 3/20/2057	JPY	136,750,000	841,695
Series 8, 1.40%, 3/20/2055	JPY	72,750,000	522,149
Series 7, 1.70%, 3/20/2054	JPY	103,900,000	806,175
Series 6, 1.90%, 3/20/2053	JPY	58,350,000	474,212
Series 5, 2.00%, 3/20/2052	JPY	60,700,000	505,409
Series 2, 2.20%, 3/20/2049	JPY	76,750,000	667,811
Series 3, 2.20%, 3/20/2050	JPY	31,250,000	274,435
Series 4, 2.20%, 3/20/2051	JPY	62,500,000	542,134
Series 1, 2.40%, 3/20/2048	JPY	42,950,000	387,889
Government of Japan 5 Year Bond:
Series 139, 0.10%, 3/20/2024	JPY	312,300,000	2,369,333
Series 140, 0.10%, 6/20/2024	JPY	329,100,000	2,496,815
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	1,301,606
Series 142, 0.10%, 12/20/2024	JPY	255,000,000	1,934,749
Series 143, 0.10%, 3/20/2025	JPY	361,500,000	2,742,764
Series 144, 0.10%, 6/20/2025	JPY	383,000,000	2,905,802
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	2,276,153
Series 146, 0.10%, 12/20/2025	JPY	260,200,000	1,974,026

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Japan Government 10 Year Bond:
Series 360, 0.10%, 9/20/2030	JPY	324,050,000	$ 2,383,350
Series 362, 0.10%, 3/20/2031	JPY	450,000,000	3,298,272
Series 363, 0.10%, 6/20/2031	JPY	385,650,000	2,824,018
Series 364, 0.10%, 9/20/2031	JPY	357,500,000	2,616,121
Series 365, 0.10%, 12/20/2031	JPY	645,000,000	4,724,297
Japan Government 20 Year Bond:
Series 177, 0.40%, 6/20/2041	JPY	229,000,000	1,491,273
Series 176, 0.50%, 3/20/2041	JPY	160,000,000	1,065,256
Series 179, 0.50%, 12/20/2041	JPY	295,000,000	1,949,175
Japan Government 30 Year Bond:
Series 70, 0.70%, 3/20/2051	JPY	90,000,000	548,601
Series 71, 0.70%, 6/20/2051	JPY	90,500,000	550,325
Japan Government 5 Year Bond:
Series 148, 0.01%, 6/20/2026	JPY	415,000,000	3,135,657
Series 149, 0.01%, 9/20/2026	JPY	388,100,000	2,928,288
Series 150, 0.01%, 12/20/2026	JPY	455,000,000	3,427,682
Series 152, 0.10%, 3/20/2027	JPY	250,000,000	1,887,567
Series 154, 0.10%, 9/20/2027	JPY	375,000,000	2,823,961
Japan Government Five Year Bond:
Series 147, 0.01%, 3/20/2026	JPY	348,800,000	2,638,054
Series 151, 0.01%, 3/20/2027	JPY	334,000,000	2,512,069
0.01%, 6/20/2027	JPY	655,500,000	4,921,578
Japan Government Forty Year Bond:
Series 14, 0.70%, 3/20/2061	JPY	135,550,000	755,585
1.00%, 3/20/2062	JPY	200,650,000	1,217,556
Japan Government Ten Year Bond:
Series 366, 0.20%, 3/20/2032	JPY	475,000,000	3,527,877
0.20%, 6/20/2032	JPY	600,000,000	4,450,627
Series 368, 0.20%, 9/20/2032	JPY	500,000,000	3,709,690
Security Description		Principal Amount	Value
Japan Government Thirty Year Bond:
Series 72, 0.70%, 9/20/2051	JPY	100,000,000	$ 606,571
Series 73, 0.70%, 12/20/2051	JPY	120,000,000	727,676
Series 74, 1.00%, 3/20/2052	JPY	170,000,000	1,115,330
1.30%, 6/20/2052	JPY	150,000,000	1,065,762
Series 76, 1.40%, 9/20/2052	JPY	145,000,000	1,050,435
Japan Government Twenty Year Bond:
Series 178, 0.50%, 9/20/2041	JPY	245,000,000	1,622,762
Series 180, 0.80%, 3/20/2042	JPY	235,000,000	1,639,131
0.90%, 6/20/2042	JPY	183,250,000	1,300,131
Series 182, 1.10%, 9/20/2042	JPY	275,000,000	2,015,611
Japan Government Two Year Bond:
Series 434, 0.01%, 3/1/2024	JPY	113,650,000	861,309
Series 435, 0.01%, 4/1/2024	JPY	165,000,000	1,250,446
0.01%, 5/1/2024	JPY	227,000,000	1,720,121
0.01%, 6/1/2024	JPY	148,000,000	1,121,433
Series 438, 0.01%, 7/1/2024	JPY	140,000,000	1,060,613
Series 439, 0.01%, 8/1/2024	JPY	150,000,000	1,136,269
Series 440, 0.01%, 9/1/2024	JPY	212,000,000	1,605,895
Series 441, 0.01%, 10/1/2024	JPY	280,000,000	2,121,099
Series 442, 0.01%, 11/1/2024	JPY	350,000,000	2,651,321
			258,622,276
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	200,000	189,902
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	101,202
1.38%, 5/16/2036	EUR	350,000	281,118
Series 7, 2.25%, 2/15/2047	EUR	100,000	83,192
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	105,916
			761,330
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.75%, 5/6/2030	EUR	250,000	216,915

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series EMTN, 0.95%, 5/26/2027	EUR	70,000	$ 66,821
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	151,159
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	207,034
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	102,603
Series EMTN, 2.13%, 10/22/2035	EUR	272,000	242,930
Series EMTN, 3.38%, 1/22/2024	EUR	270,000	288,878
			1,276,340
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.01%, 11/13/2026	EUR	154,000	146,618
0.63%, 2/1/2027	EUR	488,000	473,158
2.25%, 3/19/2028	EUR	80,000	82,251
			702,027
MALAYSIA — 2.4%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	1,750,000	358,284
Series 0319, 3.48%, 6/14/2024	MYR	2,950,000	667,176
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	1,132,773
Series 0519, 3.76%, 5/22/2040	MYR	1,650,000	345,903
Series 0413, 3.84%, 4/15/2033	MYR	3,875,000	858,536
Series 0219, 3.89%, 8/15/2029	MYR	4,250,000	957,868
Series 0316, 3.90%, 11/30/2026	MYR	2,000,000	455,125
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	641,116
Series 0115, 3.96%, 9/15/2025	MYR	4,350,000	992,370
Series 0217, 4.06%, 9/30/2024	MYR	1,725,000	393,663
Series 0120, 4.07%, 6/15/2050	MYR	5,425,000	1,123,129
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	295,773
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	395,612
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	307,562
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	532,356
Series 0322, 4.50%, 4/30/2029	MYR	9,225,000	2,149,624
Security Description		Principal Amount	Value
Series 0222, 4.70%, 10/15/2042	MYR	3,250,000	$ 766,897
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	621,523
Series 0317, 4.76%, 4/7/2037	MYR	3,870,000	922,861
Series 0713, 4.94%, 9/30/2043	MYR	1,910,000	460,433
Malaysia Government Investment Issue:
Series 0220, 3.47%, 10/15/2030	MYR	6,360,000	1,385,335
Series 0419, 3.66%, 10/15/2024	MYR	3,115,000	707,425
Series 0319, 3.73%, 3/31/2026	MYR	4,525,000	1,023,512
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	281,938
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	285,612
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	423,545
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	296,973
Series 0619, 4.12%, 11/30/2034	MYR	1,500,000	335,813
Series 0122, 4.19%, 10/7/2032	MYR	6,850,000	1,557,811
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	229,538
Series 0117, 4.26%, 7/26/2027	MYR	4,220,000	972,983
Series 0813, 4.44%, 5/22/2024	MYR	2,230,000	511,578
Series 0219, 4.47%, 9/15/2039	MYR	2,950,000	673,617
Series 0513, 4.58%, 8/30/2033	MYR	2,978,000	697,710
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	379,301
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	495,642
Series 0615, 4.79%, 10/31/2035	MYR	2,520,000	598,420
Series 0417, 4.90%, 5/8/2047	MYR	4,080,000	955,524
Series 0913, 4.94%, 12/6/2028	MYR	725,000	172,598
Series 0222, 5.36%, 5/15/2052	MYR	1,000,000	248,771
			26,612,230
MEXICO — 1.8%
Mexican Bonos:
Series M, 5.50%, 3/4/2027	MXN	37,800,000	1,691,774
Series M, 5.75%, 3/5/2026	MXN	48,065,000	2,230,935

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series M 20, 7.50%, 6/3/2027	MXN	27,785,000	$ 1,343,877
Series M, 7.75%, 5/29/2031	MXN	42,205,000	2,004,100
Series M, 7.75%, 11/23/2034	MXN	21,965,000	1,018,051
Series M, 7.75%, 11/13/2042	MXN	28,060,000	1,256,399
Series M, 8.00%, 9/5/2024	MXN	60,635,000	3,008,313
Series M, 8.00%, 11/7/2047	MXN	41,158,000	1,882,975
Series M, 8.00%, 7/31/2053	MXN	3,500,000	159,341
Series M 20, 8.50%, 5/31/2029	MXN	30,610,000	1,527,276
Series M 30, 8.50%, 11/18/2038	MXN	35,514,000	1,724,248
Series M 20, 10.00%, 12/5/2024	MXN	42,078,000	2,164,073
Series M 30, 10.00%, 11/20/2036	MXN	6,200,000	340,469
			20,351,831
NETHERLANDS — 3.5%
Kingdom of Netherlands:
0.01%, 1/15/2024 (a)	EUR	1,185,000	1,230,815
0.01%, 1/15/2027 (a)	EUR	2,292,900	2,197,737
0.01%, 7/15/2030 (a)	EUR	1,744,000	1,514,694
0.01%, 7/15/2031 (a)	EUR	2,208,000	1,863,906
0.01%, 1/15/2052 (a)	EUR	1,825,000	942,955
0.25%, 7/15/2025 (a)	EUR	2,441,000	2,453,380
0.25%, 7/15/2029 (a)	EUR	1,917,000	1,746,477
0.50%, 7/15/2026 (a)	EUR	2,850,000	2,823,300
0.50%, 1/15/2040 (a)	EUR	1,822,000	1,340,363
0.75%, 7/15/2027 (a)	EUR	2,354,000	2,310,597
0.75%, 7/15/2028 (a)	EUR	2,062,000	1,987,014
2.00%, 7/15/2024 (a)	EUR	1,395,000	1,472,993
2.50%, 1/15/2033 (a)	EUR	1,672,000	1,729,757
2.75%, 1/15/2047 (a)	EUR	2,583,000	2,783,721
3.75%, 1/15/2042 (a)	EUR	2,207,000	2,670,883
4.00%, 1/15/2037 (a)	EUR	2,091,000	2,511,598
5.50%, 1/15/2028 (a)	EUR	1,635,000	1,972,111
Netherlands Government Bond:
0.01%, 1/15/2026	EUR	1,715,000	1,685,881
0.01%, 1/15/2029	EUR	1,479,000	1,341,677
0.01%, 1/15/2038 (a)	EUR	1,417,000	990,491
0.50%, 7/15/2032	EUR	1,661,000	1,432,573
2.00%, 1/15/2054 (a)	EUR	596,000	550,070
			39,552,993
Security Description		Principal Amount	Value
NEW ZEALAND — 0.8%
New Zealand Government Bond:
Series 0528, 0.25%, 5/15/2028	NZD	550,000	$ 278,351
Series 0524, 0.50%, 5/15/2024	NZD	1,477,000	877,838
Series 0526, 0.50%, 5/15/2026	NZD	1,025,000	564,635
Series 0531, 1.50%, 5/15/2031	NZD	1,800,000	905,833
Series 0541, 1.75%, 5/15/2041	NZD	886,000	359,655
Series 0532, 2.00%, 5/15/2032	NZD	1,875,000	963,854
Series 0425, 2.75%, 4/15/2025	NZD	1,515,000	913,550
Series 0437, 2.75%, 4/15/2037	NZD	801,000	407,548
Series 0551, 2.75%, 5/15/2051	NZD	430,000	194,906
Series 0429, 3.00%, 4/20/2029	NZD	2,943,000	1,710,721
Series 0433, 3.50%, 4/14/2033	NZD	780,000	453,703
Series 0427, 4.50%, 4/15/2027	NZD	1,560,000	983,751
			8,614,345
NORWAY — 0.5%
Norway Government Bond:
Series 483, 1.25%, 9/17/2031 (a)	NOK	4,425,000	384,051
Series 482, 1.38%, 8/19/2030 (a)	NOK	12,688,000	1,131,523
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,163,000	499,696
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,760,000	568,024
Series 479, 1.75%, 2/17/2027 (a)	NOK	4,655,000	448,873
Series 481, 1.75%, 9/6/2029 (a)	NOK	4,965,000	462,322
Series 480, 2.00%, 4/26/2028 (a)	NOK	6,134,000	589,489
2.13%, 5/18/2032 (a)	NOK	4,600,000	427,416
Series 476, 3.00%, 3/14/2024 (a)	NOK	5,687,000	576,263
Series 485, 3.50%, 10/6/2042 (a)	NOK	3,325,000	346,394
			5,434,051
PERU — 0.3%
Peru Government Bond:
5.35%, 8/12/2040	PEN	800,000	155,661
5.40%, 8/12/2034	PEN	1,725,000	361,504
5.94%, 2/12/2029	PEN	3,425,000	822,560

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
6.15%, 8/12/2032	PEN	2,065,000	$ 475,153
6.35%, 8/12/2028	PEN	2,125,000	529,246
6.90%, 8/12/2037	PEN	3,950,000	925,454
8.20%, 8/12/2026	PEN	1,650,000	452,421
			3,721,999
POLAND — 1.0%
Poland Government Bond:
Series 1026, 0.25%, 10/25/2026	PLN	3,950,000	702,801
Series 0425, 0.75%, 4/25/2025	PLN	3,475,000	690,128
Series 1030, 1.25%, 10/25/2030	PLN	5,424,000	829,877
Series 1024, 2.25%, 10/25/2024	PLN	5,000,000	1,054,887
Series 0424, 2.50%, 4/25/2024	PLN	3,502,000	758,644
Series 0726, 2.50%, 7/25/2026	PLN	7,005,000	1,375,367
Series 0727, 2.50%, 7/25/2027	PLN	3,075,000	583,698
Series 0428, 2.75%, 4/25/2028	PLN	4,370,000	816,165
Series 1029, 2.75%, 10/25/2029	PLN	6,550,000	1,157,982
Series 0725, 3.25%, 7/25/2025	PLN	5,090,000	1,064,476
Series 0447, 4.00%, 4/25/2047	PLN	315,000	47,398
Series 0429, 5.75%, 4/25/2029	PLN	885,000	191,194
Republic of Poland Government Bond:
Series 0724, 0.01%, 7/25/2024	PLN	1,300,000	267,928
Series 0432, 1.75%, 4/25/2032	PLN	3,450,000	515,740
Series 0527, 3.75%, 5/25/2027	PLN	4,925,000	988,065
			11,044,350
PORTUGAL — 1.6%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	849,000	694,703
0.48%, 10/18/2030 (a)	EUR	1,509,000	1,302,408
0.70%, 10/15/2027 (a)	EUR	1,179,000	1,134,817
0.90%, 10/12/2035 (a)	EUR	922,000	710,822
1.00%, 4/12/2052 (a)	EUR	453,000	240,678
1.65%, 7/16/2032 (a)	EUR	850,000	771,737
1.95%, 6/15/2029 (a)	EUR	1,671,400	1,664,613
Security Description		Principal Amount	Value
2.13%, 10/17/2028 (a)	EUR	1,836,000	$ 1,868,593
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	851,000	797,992
2.88%, 10/15/2025 (a)	EUR	1,532,000	1,635,026
2.88%, 7/21/2026 (a)	EUR	1,451,000	1,548,861
3.88%, 2/15/2030 (a)	EUR	1,125,000	1,252,572
4.10%, 4/15/2037 (a)	EUR	1,184,000	1,304,858
4.10%, 2/15/2045 (a)	EUR	695,000	772,820
4.13%, 4/14/2027 (a)	EUR	1,358,000	1,518,675
5.65%, 2/15/2024 (a)	EUR	1,100,000	1,210,550
			18,429,725
ROMANIA — 0.4%
Romania Government Bond:
Series 7Y, 2.50%, 10/25/2027	RON	1,200,000	205,405
Series 7Y, 3.25%, 4/29/2024	RON	2,175,000	449,642
Series 5Y, 3.25%, 6/24/2026	RON	1,625,000	304,926
Series 5Y, 3.65%, 7/28/2025	RON	2,275,000	449,902
Series 15Y, 3.65%, 9/24/2031	RON	1,600,000	255,711
Series 4YR, 3.70%, 11/25/2024	RON	1,825,000	372,297
Series 8Y, 4.15%, 1/26/2028	RON	3,050,000	559,676
Series 10YR, 4.15%, 10/24/2030	RON	2,000,000	337,124
Series 5Y, 4.50%, 6/17/2024	RON	950,000	198,686
Series 15Y, 4.75%, 10/11/2034	RON	900,000	140,294
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	318,188
Series 10Y, 5.00%, 2/12/2029	RON	4,330,000	802,825
6.70%, 2/25/2032	RON	2,250,000	440,711
			4,835,387
SINGAPORE — 1.2%
Singapore Government Bond:
0.50%, 11/1/2025	SGD	719,000	501,349
1.25%, 11/1/2026	SGD	630,000	443,752
1.63%, 7/1/2031	SGD	970,000	643,677
1.88%, 3/1/2050	SGD	750,000	486,505
1.88%, 10/1/2051	SGD	1,070,000	703,534
2.00%, 2/1/2024	SGD	1,274,000	937,270
2.13%, 6/1/2026	SGD	1,300,000	946,406
2.25%, 8/1/2036	SGD	1,467,000	993,659
2.38%, 6/1/2025	SGD	1,030,000	757,601
2.38%, 7/1/2039	SGD	615,000	424,154

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
2.63%, 5/1/2028	SGD	715,000	$ 523,349
2.63%, 8/1/2032	SGD	600,000	430,222
2.75%, 4/1/2042	SGD	560,000	426,326
2.75%, 3/1/2046	SGD	985,000	763,794
2.88%, 9/1/2027	SGD	805,000	601,577
2.88%, 7/1/2029	SGD	1,340,000	988,615
2.88%, 9/1/2030	SGD	850,000	623,621
3.00%, 9/1/2024	SGD	850,000	632,626
3.38%, 9/1/2033	SGD	690,000	526,297
3.50%, 3/1/2027	SGD	730,000	558,440
			12,912,774
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 231, 0.63%, 5/22/2026	EUR	536,000	522,758
Series 234, 1.00%, 6/12/2028	EUR	909,000	851,483
Series 237, 1.00%, 10/9/2030	EUR	375,000	328,445
Series 239, 1.00%, 5/14/2032	EUR	150,000	127,696
Series 228, 1.38%, 1/21/2027	EUR	341,000	337,562
Series 229, 1.63%, 1/21/2031	EUR	964,000	889,443
Series 232, 1.88%, 3/9/2037	EUR	384,000	314,323
Series 233, 2.00%, 10/17/2047	EUR	380,000	286,554
Series 235, 2.25%, 6/12/2068	EUR	71,000	52,373
Series 223, 3.38%, 11/15/2024	EUR	495,000	529,769
Series 227, 3.63%, 1/16/2029	EUR	763,000	821,070
4.00%, 10/19/2032	EUR	225,000	245,559
Series 216, 4.35%, 10/14/2025	EUR	413,000	452,939
			5,759,974
SLOVENIA — 0.3%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	282,287
Series RS81, 1.19%, 3/14/2029	EUR	270,000	252,267
Series RS79, 1.25%, 3/22/2027	EUR	362,000	357,696
Series RS74, 1.50%, 3/25/2035	EUR	433,000	351,915
Series RS78, 1.75%, 11/3/2040	EUR	285,000	212,800
Series RS75, 2.13%, 7/28/2025	EUR	666,000	706,145
Security Description		Principal Amount	Value
Series RS77, 2.25%, 3/3/2032	EUR	564,000	$ 533,137
Series RS76, 3.13%, 8/7/2045	EUR	498,000	461,450
Series RS66, 4.63%, 9/9/2024	EUR	210,000	232,721
Series RS70, 5.13%, 3/30/2026	EUR	375,000	429,511
			3,819,929
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2406, 1.13%, 6/10/2024	KRW	2,956,000,000	2,252,877
Series 3006, 1.38%, 6/10/2030	KRW	1,610,000,000	1,074,857
Series 2503, 1.50%, 3/10/2025	KRW	3,715,000,000	2,799,169
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	825,708
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	411,343
Series 4009, 1.50%, 9/10/2040	KRW	1,050,000,000	592,467
Series 5003, 1.50%, 3/10/2050	KRW	3,050,000,000	1,513,676
Series 7009, 1.63%, 9/10/2070	KRW	2,050,000,000	876,774
Series 2412, 1.88%, 12/10/2024	KRW	1,315,000,000	1,002,420
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	642,837
Series 5103, 1.88%, 3/10/2051	KRW	3,555,000,000	1,927,255
Series 3106, 2.00%, 6/10/2031	KRW	6,670,000,000	4,592,087
Series 4603, 2.00%, 3/10/2046	KRW	975,000,000	569,177
Series 4903, 2.00%, 3/10/2049	KRW	8,439,000,000	4,797,965
Series 2706, 2.13%, 6/10/2027	KRW	3,219,870,000	2,372,883
Series 4703, 2.13%, 3/10/2047	KRW	1,770,330,000	1,051,961
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	801,021
Series 2506, 2.25%, 6/10/2025	KRW	1,250,000,000	953,651
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	698,058
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	328,383
Series 2703, 2.38%, 3/10/2027	KRW	2,110,000,000	1,577,187
Series 5203, 2.50%, 3/10/2052	KRW	1,100,000,000	688,066
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	656,421

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 4803, 2.63%, 3/10/2048	KRW	590,000,000	$ 385,905
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	847,716
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,284,065
Series 4212, 3.00%, 12/10/2042	KRW	2,971,780,000	2,119,698
Series 2506, 3.13%, 6/10/2025	KRW	1,507,000,000	1,173,751
Series 3206, 3.38%, 6/10/2032	KRW	1,950,000,000	1,489,472
Series 2403, 3.50%, 3/10/2024	KRW	1,985,830,000	1,565,940
Series 3312, 3.75%, 12/10/2033	KRW	1,936,250,000	1,523,132
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,301,645
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	2,604,153
Series 2803, 5.50%, 3/10/2028	KRW	4,937,000,000	4,213,504
			51,515,224
SPAIN — 4.6%
Kingdom of Spain:
0.01%, 1/31/2025	EUR	836,000	840,249
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	901,000	923,244
0.50%, 4/30/2030 (a)	EUR	1,042,000	912,595
0.60%, 10/31/2029 (a)	EUR	1,130,000	1,014,254
1.00%, 10/31/2050 (a)	EUR	1,110,000	617,059
1.20%, 10/31/2040 (a)	EUR	635,000	443,478
1.25%, 10/31/2030 (a)	EUR	1,150,000	1,053,480
1.30%, 10/31/2026 (a)	EUR	1,700,000	1,704,411
1.40%, 4/30/2028 (a)	EUR	1,326,000	1,294,280
1.40%, 7/30/2028 (a)	EUR	1,333,000	1,296,221
1.45%, 10/31/2027 (a)	EUR	1,533,000	1,515,995
1.45%, 4/30/2029 (a)	EUR	1,473,000	1,416,742
1.50%, 4/30/2027 (a)	EUR	1,554,000	1,556,275
1.60%, 4/30/2025 (a)	EUR	1,274,000	1,320,387
1.85%, 7/30/2035 (a)	EUR	850,000	738,403
1.95%, 4/30/2026 (a)	EUR	1,326,000	1,368,616
1.95%, 7/30/2030 (a)	EUR	969,000	940,459
2.15%, 10/31/2025 (a)	EUR	1,201,000	1,256,167
2.35%, 7/30/2033 (a)	EUR	1,010,000	961,179
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	1,216,000	1,058,417
2.75%, 10/31/2024 (a)	EUR	933,000	992,611
Security Description		Principal Amount	Value
2.90%, 10/31/2046 (a)	EUR	1,206,000	$ 1,107,125
3.45%, 7/30/2066 (a)	EUR	803,000	763,931
3.80%, 4/30/2024 (a)	EUR	1,024,000	1,106,063
4.20%, 1/31/2037 (a)	EUR	1,053,000	1,177,489
4.65%, 7/30/2025 (a)	EUR	1,228,000	1,365,863
4.70%, 7/30/2041 (a)	EUR	1,060,000	1,262,362
4.80%, 1/31/2024 (a)	EUR	579,000	631,479
4.90%, 7/30/2040 (a)	EUR	886,000	1,082,277
5.15%, 10/31/2028 (a)	EUR	1,016,000	1,193,832
5.15%, 10/31/2044 (a)	EUR	838,000	1,064,431
5.75%, 7/30/2032	EUR	1,219,000	1,546,133
5.90%, 7/30/2026 (a)	EUR	1,478,000	1,731,093
6.00%, 1/31/2029	EUR	1,310,000	1,614,528
Spain Government Bond:
0.01%, 5/31/2024	EUR	683,000	700,152
0.01%, 5/31/2025	EUR	1,197,000	1,189,432
0.01%, 1/31/2026	EUR	1,463,000	1,423,819
0.01%, 1/31/2027	EUR	1,202,000	1,132,314
0.01%, 1/31/2028	EUR	1,520,000	1,385,051
0.10%, 4/30/2031 (a)	EUR	1,920,000	1,567,166
0.50%, 10/31/2031 (a)	EUR	1,358,000	1,128,038
0.70%, 4/30/2032 (a)	EUR	1,341,000	1,114,735
0.80%, 7/30/2029	EUR	500,000	456,249
1.00%, 7/30/2042 (a)	EUR	747,000	486,393
1.90%, 10/31/2052 (a)	EUR	596,000	407,359
2.55%, 10/31/2032 (a)	EUR	950,000	927,956
			50,789,792
SWEDEN — 0.5%
Kingdom of Sweden:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	10,315,000	821,236
Series 1063, 0.50%, 11/24/2045 (a)	SEK	2,075,000	137,419
Series 1060, 0.75%, 5/12/2028 (a)	SEK	9,860,000	863,683
Series 1061, 0.75%, 11/12/2029 (a)	SEK	8,325,000	714,852
Series 1059, 1.00%, 11/12/2026 (a)	SEK	8,645,000	780,255
Series 1064, 1.38%, 6/23/2071 (a)	SEK	1,455,000	82,202
Series 1065, 1.75%, 11/11/2033	SEK	1,025,000	92,565
Series 1056, 2.25%, 6/1/2032 (a)	SEK	7,215,000	686,019
Series 1058, 2.50%, 5/12/2025 (a)	SEK	8,905,000	848,976
Series 1053, 3.50%, 3/30/2039 (a)	SEK	4,490,000	503,012

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Sweden Government International Bond Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	$ 161,524
			5,691,743
SWITZERLAND — 0.8%
Swiss Confederation Government Bond:
0.01%, 6/26/2034	CHF	300,000	269,597
0.25%, 6/23/2035	CHF	499,000	455,788
1.50%, 10/26/2038	CHF	200,000	212,278
Switzerland Government Bond:
0.01%, 6/22/2029	CHF	718,000	704,970
0.01%, 7/24/2039	CHF	375,000	310,297
0.50%, 5/27/2030	CHF	418,000	419,309
0.50%, 6/27/2032	CHF	320,000	313,279
0.50%, 6/28/2045	CHF	595,000	511,409
0.50%, 5/24/2055	CHF	130,000	104,849
0.50%, 5/30/2058	CHF	184,000	144,765
1.25%, 6/11/2024	CHF	320,000	345,937
1.25%, 5/28/2026	CHF	810,000	871,984
1.25%, 6/27/2037	CHF	340,000	349,143
1.50%, 7/24/2025	CHF	435,000	472,378
1.50%, 4/30/2042	CHF	385,000	408,728
2.00%, 6/25/2064	CHF	554,000	696,435
2.25%, 6/22/2031	CHF	364,000	415,032
2.50%, 3/8/2036	CHF	495,000	588,800
3.25%, 6/27/2027	CHF	270,000	314,825
3.50%, 4/8/2033	CHF	300,000	382,134
4.00%, 4/8/2028	CHF	576,000	701,946
4.00%, 1/6/2049	CHF	275,000	451,021
			9,444,904
THAILAND — 2.0%
Thailand Government Bond:
0.75%, 9/17/2024	THB	6,000,000	171,131
0.95%, 6/17/2025	THB	35,125,000	997,599
1.00%, 6/17/2027	THB	66,350,000	1,838,528
1.45%, 12/17/2024	THB	58,750,000	1,689,553
1.59%, 12/17/2035	THB	33,500,000	823,663
1.88%, 6/17/2049	THB	4,500,000	88,745
2.00%, 12/17/2031	THB	19,500,000	541,674
2.00%, 6/17/2042	THB	41,600,000	967,283
2.13%, 12/17/2026	THB	37,825,000	1,106,629
2.35%, 6/17/2026	THB	36,400,000	1,073,547
2.65%, 6/17/2028	THB	17,500,000	521,563
2.88%, 6/17/2046	THB	25,850,000	659,265
3.30%, 6/17/2038	THB	39,300,000	1,150,731
3.35%, 6/17/2033	THB	11,500,000	352,218
3.40%, 6/17/2036	THB	17,710,000	529,700
3.58%, 12/17/2027	THB	16,000,000	496,721
3.60%, 6/17/2067	THB	16,750,000	417,185
3.78%, 6/25/2032	THB	64,250,000	2,032,493
Security Description		Principal Amount	Value
3.85%, 12/12/2025	THB	35,350,000	$ 1,082,087
4.00%, 6/17/2066	THB	36,920,000	1,019,555
4.26%, 12/12/2037	THB	56,550,000	1,800,132
4.68%, 6/29/2044	THB	18,340,000	630,405
4.75%, 12/20/2024	THB	5,000,000	152,958
4.85%, 6/17/2061	THB	19,010,000	620,230
4.88%, 6/22/2029	THB	41,255,000	1,384,120
			22,147,715
UNITED KINGDOM — 5.0%
United Kingdom Treasury Bond:
0.13%, 1/31/2024	GBP	1,080,000	1,249,635
0.13%, 1/30/2026	GBP	1,613,000	1,749,186
0.13%, 1/31/2028	GBP	1,410,000	1,422,205
0.25%, 1/31/2025	GBP	1,300,000	1,451,393
0.25%, 7/31/2031	GBP	1,098,000	989,470
0.38%, 10/22/2026	GBP	1,357,000	1,444,193
0.38%, 10/22/2030	GBP	1,368,000	1,285,518
0.50%, 1/31/2029	GBP	750,000	745,719
0.50%, 10/22/2061	GBP	800,000	342,490
0.63%, 6/7/2025	GBP	1,549,000	1,739,197
0.63%, 7/31/2035	GBP	450,000	364,458
0.63%, 10/22/2050	GBP	875,000	468,779
0.88%, 10/22/2029	GBP	1,381,000	1,389,266
0.88%, 7/31/2033	GBP	300,000	269,357
0.88%, 1/31/2046	GBP	1,275,000	811,541
1.00%, 4/22/2024	GBP	1,200,000	1,395,081
1.00%, 1/31/2032	GBP	1,775,000	1,690,165
1.13%, 10/22/2073	GBP	550,000	288,819
1.25%, 7/22/2027	GBP	920,000	996,931
1.25%, 10/22/2041	GBP	1,684,000	1,284,159
1.25%, 7/31/2051	GBP	1,679,000	1,090,824
1.50%, 7/22/2026	GBP	920,000	1,028,427
1.50%, 7/22/2047	GBP	1,083,000	794,385
1.50%, 7/31/2053	GBP	250,000	172,022
1.63%, 10/22/2028	GBP	1,236,000	1,335,222
1.63%, 10/22/2054	GBP	520,000	368,987
1.63%, 10/22/2071	GBP	906,000	604,547
1.75%, 9/7/2037	GBP	1,886,000	1,706,562
1.75%, 1/22/2049	GBP	653,000	502,532
1.75%, 7/22/2057	GBP	944,000	693,076
Series REGS, 2.00%, 9/7/2025	GBP	1,325,000	1,529,382
2.50%, 7/22/2065	GBP	563,000	506,502
2.75%, 9/7/2024	GBP	800,000	947,550
3.25%, 1/22/2044	GBP	740,000	788,522
3.50%, 1/22/2045	GBP	896,000	990,137
3.50%, 7/22/2068	GBP	510,000	587,038
3.75%, 1/29/2038	GBP	500,000	580,580
3.75%, 7/22/2052	GBP	1,034,000	1,197,979
4.00%, 1/22/2060	GBP	795,000	1,000,774
4.13%, 1/29/2027	GBP	1,075,000	1,307,728
4.25%, 12/7/2027	GBP	970,000	1,197,441
4.25%, 6/7/2032	GBP	1,095,000	1,378,061
4.25%, 3/7/2036	GBP	715,000	889,144

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
4.25%, 9/7/2039	GBP	597,000	$ 735,904
4.25%, 12/7/2040	GBP	842,000	1,035,641
4.25%, 12/7/2046	GBP	638,000	790,716
4.25%, 12/7/2049	GBP	715,000	891,451
4.25%, 12/7/2055	GBP	789,000	1,013,294
4.50%, 9/7/2034	GBP	2,099,000	2,675,990
4.50%, 12/7/2042	GBP	782,000	998,425
4.75%, 12/7/2030	GBP	1,377,000	1,785,721
4.75%, 12/7/2038	GBP	784,000	1,025,748
5.00%, 3/7/2025	GBP	978,000	1,209,107
6.00%, 12/7/2028	GBP	445,000	599,888
			55,336,869
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,294,255,248)			1,107,147,072
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (c)(d) (Cost $311,474)	311,474	311,474
TOTAL INVESTMENTS — 99.3% (Cost $1,294,566,722)		1,107,458,546
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		7,907,548
NET ASSETS — 100.0%		$ 1,115,366,094
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.2% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$1,107,147,072	$—	$1,107,147,072
Short-Term Investment	311,474	—	—	311,474
TOTAL INVESTMENTS	$311,474	$1,107,147,072	$—	$1,107,458,546

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,329,850	$2,329,850	$96,111,721	$98,130,097	$—	$—	311,474	$311,474	$15,738
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	3,090,000	$ 1,975,957
Series 161, 0.25%, 11/21/2025	AUD	1,850,000	1,143,560
Series 137, 2.75%, 4/21/2024	AUD	1,855,000	1,248,534
Series 139, 3.25%, 4/21/2025	AUD	3,375,000	2,277,976
			6,646,027
AUSTRIA — 2.6%
Austria Government Bond:
0.01%, 7/15/2024 (a)	EUR	965,000	986,747
0.01%, 4/20/2025 (a)	EUR	915,000	915,479
1.20%, 10/20/2025 (a)	EUR	750,000	768,913
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,100,000	1,149,861
			3,821,000
BELGIUM — 3.1%
Belgium Government Bond:
Series 82, 0.50%, 10/22/2024 (a)	EUR	835,000	856,873
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,950,000	1,989,046
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,500,000	1,597,032
			4,442,951
CANADA — 4.6%
Canadian Government Bond:
0.25%, 4/1/2024	CAD	1,450,000	1,018,637
0.50%, 9/1/2025	CAD	1,665,000	1,126,385
0.75%, 10/1/2024	CAD	1,975,000	1,377,588
1.50%, 9/1/2024	CAD	950,000	672,526
2.25%, 6/1/2025	CAD	550,000	391,694
2.50%, 6/1/2024	CAD	2,200,000	1,586,689
3.00%, 10/1/2025	CAD	650,000	469,678
			6,643,197
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	450,000,000	475,978
5.80%, 6/1/2024 (a)	CLP	85,000,000	97,525
			573,503
Security Description		Principal Amount	Value
CHINA — 4.6%
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	1,000,000	$ 142,404
2.18%, 6/25/2024	CNY	9,900,000	1,420,660
Series INBK, 2.47%, 9/2/2024	CNY	11,200,000	1,612,776
Series INBK, 2.84%, 4/8/2024	CNY	1,500,000	217,142
Series 1913, 2.94%, 10/17/2024	CNY	4,450,000	646,148
Series INBK, 3.02%, 10/22/2025	CNY	6,250,000	912,356
Series 1713, 3.57%, 6/22/2024	CNY	600,000	88,049
3.61%, 6/7/2025	CNY	10,850,000	1,608,759
			6,648,294
COLOMBIA — 0.5%
Colombian TES:
Series B, 6.25%, 11/26/2025	COP	1,645,000,000	290,220
Series B, 10.00%, 7/24/2024	COP	2,005,000,000	402,658
			692,878
CYPRUS — 0.2%
Cyprus Government International Bond:
Series EMTN, 2.75%, 6/27/2024	EUR	100,000	105,848
Series EMTN, 4.25%, 11/4/2025	EUR	150,000	162,231
			268,079
CZECH REPUBLIC — 0.9%
Czech Republic Government Bond:
Series 120, 1.25%, 2/14/2025	CZK	10,330,000	417,956
Series 89, 2.40%, 9/17/2025	CZK	10,000,000	409,111
Series 58, 5.70%, 5/25/2024	CZK	10,000,000	442,073
			1,269,140
DENMARK — 0.9%
Denmark Government Bond:
0.01%, 11/15/2024	DKK	5,030,000	685,511
1.75%, 11/15/2025	DKK	4,000,000	558,713
7.00%, 11/10/2024	DKK	250,000	38,545
			1,282,769
FINLAND — 1.3%
Finland Government Bond:
0.01%, 9/15/2024 (a)	EUR	360,000	366,934

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
2.00%, 4/15/2024 (a)	EUR	750,000	$ 792,528
4.00%, 7/4/2025 (a)	EUR	600,000	660,039
			1,819,501
FRANCE — 5.1%
France Government Bond OAT:
0.01%, 3/25/2024	EUR	1,465,000	1,510,101
0.01%, 3/25/2025	EUR	1,600,000	1,604,979
0.50%, 5/25/2025	EUR	1,425,000	1,441,218
1.00%, 11/25/2025	EUR	750,000	762,087
1.75%, 11/25/2024	EUR	900,000	941,646
2.25%, 5/25/2024	EUR	1,075,000	1,138,771
			7,398,802
GERMANY — 4.5%
Federal Republic of Germany:
Series 179, 0.01%, 4/5/2024	EUR	115,000	119,022
Series 180, 0.01%, 10/18/2024	EUR	645,000	657,709
Series 181, 0.01%, 4/11/2025	EUR	535,000	539,329
Series 182, 0.01%, 10/10/2025	EUR	550,000	548,070
Series G, 0.01%, 10/10/2025	EUR	150,000	149,951
0.50%, 2/15/2025	EUR	1,075,000	1,099,382
1.00%, 8/15/2024	EUR	825,000	859,251
1.00%, 8/15/2025	EUR	385,000	395,121
1.50%, 5/15/2024	EUR	900,000	947,667
1.75%, 2/15/2024	EUR	1,205,000	1,275,488
			6,590,990
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
0.36%, 4/15/2024	HKD	850,000	103,661
2.22%, 8/7/2024	HKD	900,000	111,806
			215,467
HUNGARY — 0.6%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	140,000,000	285,241
Series 24/C, 2.50%, 10/24/2024	HUF	57,000,000	130,037
Series 24/B, 3.00%, 6/26/2024	HUF	75,500,000	177,111
Series 25/B, 5.50%, 6/24/2025	HUF	95,000,000	221,501
			813,890
Security Description		Principal Amount	Value
INDONESIA — 2.2%
Indonesia Treasury Bond:
Series FR81, 6.50%, 6/15/2025	IDR	12,500,000,000	$ 809,759
Series FR70, 8.38%, 3/15/2024	IDR	20,240,000,000	1,342,525
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.13%, 10/15/2025	IDR	5,340,000,000	340,992
Series PBS, 6.63%, 10/15/2024	IDR	10,965,000,000	709,167
			3,202,443
IRELAND — 1.3%
Ireland Government Bond:
3.40%, 3/18/2024	EUR	600,000	645,472
5.40%, 3/13/2025	EUR	1,090,000	1,226,942
			1,872,414
ISRAEL — 1.2%
Israel Government Bond:
Series 1024, 0.40%, 10/31/2024	ILS	1,175,000	312,502
Series 0425, 0.50%, 4/30/2025	ILS	1,965,000	517,427
Series 0825, 1.75%, 8/31/2025	ILS	1,350,000	363,717
Series 0324, 3.75%, 3/31/2024	ILS	2,000,000	564,333
			1,757,979
ITALY — 5.1%
Italy Buoni Poliennali Del Tesoro:
0.01%, 4/15/2024	EUR	100,000	102,600
0.01%, 8/15/2024	EUR	125,000	126,768
0.35%, 2/1/2025	EUR	325,000	326,113
1.20%, 8/15/2025	EUR	1,050,000	1,056,114
1.45%, 11/15/2024	EUR	200,000	206,694
1.45%, 5/15/2025	EUR	775,000	791,552
1.75%, 7/1/2024	EUR	850,000	887,772
Republic of Italy:
1.85%, 7/1/2025 (a)	EUR	225,000	230,801
2.00%, 12/1/2025	EUR	250,000	255,666
2.50%, 12/1/2024	EUR	735,000	774,463
3.75%, 9/1/2024	EUR	1,000,000	1,076,123
4.50%, 3/1/2024	EUR	800,000	866,999
5.00%, 3/1/2025 (a)	EUR	700,000	772,335
			7,474,000
JAPAN — 23.2%
Government of Japan 10 Year Bond:
Series 340, 0.40%, 9/20/2025	JPY	190,000,000	1,453,213

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 333, 0.60%, 3/20/2024	JPY	456,000,000	$ 3,480,350
Government of Japan 5 Year Bond:
Series 139, 0.10%, 3/20/2024	JPY	563,000,000	4,271,324
Series 140, 0.10%, 6/20/2024	JPY	250,000,000	1,896,699
Series 141, 0.10%, 9/20/2024	JPY	570,000,000	4,324,777
Series 142, 0.10%, 12/20/2024	JPY	154,350,000	1,171,092
Series 143, 0.10%, 3/20/2025	JPY	525,000,000	3,983,268
Series 144, 0.10%, 6/20/2025	JPY	550,000,000	4,172,822
Series 145, 0.10%, 9/20/2025	JPY	365,000,000	2,769,320
Series 146, 0.10%, 12/20/2025	JPY	500,000,000	3,793,285
Japan Government Two Year Bond Series 434, 0.01%, 3/1/2024	JPY	319,500,000	2,421,367
			33,737,517
MALAYSIA — 2.3%
Malaysia Government Bond:
Series 0319, 3.48%, 6/14/2024	MYR	600,000	135,697
Series 0115, 3.96%, 9/15/2025	MYR	2,000,000	456,262
Series 0217, 4.06%, 9/30/2024	MYR	1,250,000	285,263
Malaysia Government Investment Issue:
Series 0419, 3.66%, 10/15/2024	MYR	4,090,000	928,849
Series 0415, 3.99%, 10/15/2025	MYR	2,410,000	550,661
Series 0217, 4.05%, 8/15/2024	MYR	3,150,000	721,171
Series 0813, 4.44%, 5/22/2024	MYR	925,000	212,202
			3,290,105
MEXICO — 2.0%
Mexican Bonos:
Series M, 5.00%, 3/6/2025	MXN	8,300,000	386,134
Series M, 8.00%, 9/5/2024	MXN	28,065,000	1,392,402
Series M 20, 10.00%, 12/5/2024	MXN	21,725,000	1,117,318
			2,895,854
Security Description		Principal Amount	Value
NETHERLANDS — 3.1%
Kingdom of Netherlands:
0.01%, 1/15/2024 (a)	EUR	767,000	$ 796,654
0.25%, 7/15/2025 (a)	EUR	1,750,000	1,758,875
2.00%, 7/15/2024 (a)	EUR	1,860,000	1,963,990
			4,519,519
NEW ZEALAND — 0.9%
New Zealand Government Bond:
Series 0524, 0.50%, 5/15/2024	NZD	1,010,000	600,282
Series 0425, 2.75%, 4/15/2025	NZD	1,275,000	768,829
			1,369,111
NORWAY — 0.7%
Norway Government Bond:
Series 477, 1.75%, 3/13/2025 (a)	NOK	3,990,000	393,475
Series 476, 3.00%, 3/14/2024 (a)	NOK	6,555,000	664,217
			1,057,692
PERU — 0.1%
Peru Government Bond 5.70%, 8/12/2024	PEN	550,000	142,113
POLAND — 1.9%
Poland Government Bond:
Series 0425, 0.75%, 4/25/2025	PLN	1,775,000	352,511
Series 1024, 2.25%, 10/25/2024	PLN	3,750,000	791,166
Series 0424, 2.50%, 4/25/2024	PLN	2,880,000	623,899
Series 0725, 3.25%, 7/25/2025	PLN	3,750,000	784,240
Republic of Poland Government Bond Series 0724, 0.01%, 7/25/2024	PLN	750,000	154,574
			2,706,390
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
2.88%, 10/15/2025 (a)	EUR	975,000	1,040,568
5.65%, 2/15/2024 (a)	EUR	950,000	1,045,475
			2,086,043
ROMANIA — 0.8%
Romania Government Bond:
3.50%, 11/25/2025	RON	750,000	146,011
Series 5Y, 3.65%, 7/28/2025	RON	1,200,000	237,311

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 4YR, 3.70%, 11/25/2024	RON	1,670,000	$ 340,677
Series 5Y, 4.50%, 6/17/2024	RON	840,000	175,681
Series 10Y, 4.75%, 2/24/2025	RON	1,135,000	233,970
			1,133,650
SINGAPORE — 1.5%
Singapore Government Bond:
0.50%, 11/1/2025	SGD	500,000	348,643
2.00%, 2/1/2024	SGD	415,000	305,311
2.38%, 6/1/2025	SGD	900,000	661,982
3.00%, 9/1/2024	SGD	1,100,000	818,693
			2,134,629
SLOVAKIA — 0.6%
Slovakia Government Bond:
Series 240, 0.01%, 6/17/2024	EUR	200,000	203,855
Series 238, 0.25%, 5/14/2025	EUR	250,000	248,637
Series 223, 3.38%, 11/15/2024	EUR	300,000	321,072
Series 216, 4.35%, 10/14/2025	EUR	150,000	164,506
			938,070
SLOVENIA — 0.2%
Slovenia Government Bond:
Series RS75, 2.13%, 7/28/2025	EUR	150,000	159,042
Series RS66, 4.63%, 9/9/2024	EUR	150,000	166,229
			325,271
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2406, 1.13%, 6/10/2024	KRW	1,608,000,000	1,225,516
Series 2409, 1.38%, 9/10/2024	KRW	2,600,000,000	1,976,732
Series 2503, 1.50%, 3/10/2025	KRW	900,000,000	678,130
Series 2403, 1.88%, 3/10/2024	KRW	440,000,000	340,476
Series 2506, 2.25%, 6/10/2025	KRW	1,790,000,000	1,365,628
Series 2512, 2.25%, 12/10/2025	KRW	1,500,000,000	1,136,902
			6,723,384
SPAIN — 4.5%
Kingdom of Spain:
0.01%, 1/31/2025	EUR	895,000	899,549
Security Description		Principal Amount	Value
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	525,000	$ 537,961
1.60%, 4/30/2025 (a)	EUR	525,000	544,115
2.15%, 10/31/2025 (a)	EUR	800,000	836,748
2.75%, 10/31/2024 (a)	EUR	925,000	984,100
3.80%, 4/30/2024 (a)	EUR	900,000	972,126
4.65%, 7/30/2025 (a)	EUR	775,000	862,006
4.80%, 1/31/2024 (a)	EUR	473,000	515,872
Spain Government Bond:
0.01%, 5/31/2024	EUR	100,000	102,511
0.01%, 5/31/2025	EUR	250,000	248,419
			6,503,407
SWEDEN — 0.4%
Kingdom of Sweden Series 1058, 2.50%, 5/12/2025 (a)	SEK	6,395,000	609,680
SWITZERLAND — 0.4%
Switzerland Government Bond:
1.25%, 6/11/2024	CHF	275,000	297,290
1.50%, 7/24/2025	CHF	285,000	309,489
			606,779
THAILAND — 2.1%
Thailand Government Bond:
0.75%, 6/17/2024	THB	31,175,000	891,237
0.95%, 6/17/2025	THB	12,000,000	340,817
1.45%, 12/17/2024	THB	44,200,000	1,271,119
3.85%, 12/12/2025	THB	18,800,000	575,480
			3,078,653
UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
0.25%, 1/31/2025	GBP	400,000	446,582
0.63%, 6/7/2025	GBP	975,000	1,094,718
1.00%, 4/22/2024	GBP	1,500,000	1,743,851
Series REGS, 2.00%, 9/7/2025	GBP	1,050,000	1,211,963
2.75%, 9/7/2024	GBP	935,000	1,107,450
5.00%, 3/7/2025	GBP	800,000	989,044
			6,593,608
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $155,076,153)			143,884,799
TOTAL INVESTMENTS — 99.1% (Cost $155,076,153)			143,884,799
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			1,351,423
NET ASSETS — 100.0%			$ 145,236,222

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.0% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$143,884,799	$—	$143,884,799

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	412,399	$412,399	$7,889,731	$8,302,130	$—	$—	—	$—	$1,307
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.4%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 32CI, 0.25%, 11/21/2032	AUD	3,412,080	$ 2,029,771
Series 27CI, 0.75%, 11/21/2027	AUD	5,635,066	3,771,097
Series 50CI, 1.00%, 2/21/2050	AUD	3,683,225	2,029,182
Series 40CI, 1.25%, 8/21/2040	AUD	3,819,942	2,356,924
Series 35CI, 2.00%, 8/21/2035	AUD	3,856,370	2,700,825
Series 30CI, 2.50%, 9/20/2030	AUD	6,902,467	5,058,446
Series 25CI, 3.00%, 9/20/2025	AUD	8,284,536	6,022,565
			23,968,810
BRAZIL — 7.5%
Brazil Letras do Tesouro Nacional:
Series NTNB, 6.00%, 8/15/2024	BRL	32,194,091	6,041,879
Series NTNB, 6.00%, 5/15/2025	BRL	20,566,633	3,878,760
Series NTNB, 6.00%, 8/15/2026	BRL	19,668,090	3,700,419
Series NTNB, 6.00%, 5/15/2027	BRL	12,779,267	2,408,676
Series NTNB, 6.00%, 8/15/2028	BRL	11,281,697	2,122,121
Series NTNB, 6.00%, 8/15/2030	BRL	16,333,500	3,088,680
6.00%, 8/15/2032	BRL	4,991,901	941,133
Series NTNB, 6.00%, 5/15/2035	BRL	17,371,814	3,270,693
Series NTNB, 6.00%, 8/15/2040	BRL	13,657,777	2,549,058
Series NTNB, 6.00%, 5/15/2045	BRL	15,734,472	2,919,675
Series NTNB, 6.00%, 8/15/2050	BRL	22,363,717	4,131,359
Series NTNB, 6.00%, 5/15/2055	BRL	14,935,768	2,761,423
6.00%, 8/15/2060	BRL	5,790,605	1,070,950
			38,884,826
CANADA — 4.6%
Canadian Government Real Return Bond:
0.25%, 12/1/2054	CAD	2,064,206	1,186,163
Series CPI, 0.50%, 12/1/2050	CAD	4,359,760	2,728,410
Series CPI, 1.25%, 12/1/2047	CAD	3,305,001	2,469,719
Security Description		Principal Amount	Value
Series CPI, 1.50%, 12/1/2044	CAD	4,256,448	$ 3,310,508
Series CPI, 2.00%, 12/1/2041	CAD	4,562,384	3,796,347
Series CPI, 3.00%, 12/1/2036	CAD	3,866,818	3,485,002
Series CPI, 4.00%, 12/1/2031	CAD	4,307,585	3,872,805
Series CPI, 4.25%, 12/1/2026	CAD	3,597,874	2,928,989
			23,777,943
CHILE — 4.9%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	1,018,218,420	1,124,069
0.01%, 10/1/2028	CLP	933,014,599	973,840
0.01%, 10/1/2033	CLP	1,369,328,220	1,297,499
1.50%, 3/1/2026	CLP	5,020,870,140	5,767,791
1.90%, 9/1/2030	CLP	2,843,989,380	3,390,849
2.00%, 3/1/2035	CLP	3,860,488,730	4,675,169
2.10%, 7/15/2050	CLP	1,263,995,280	1,603,559
Series 30YR, 3.00%, 1/1/2044	CLP	4,581,982,890	6,577,409
			25,410,185
COLOMBIA — 4.5%
Colombian TES:
Series UVR, 2.25%, 4/18/2029	COP	12,675,159,200	2,155,774
Series UVR, 3.00%, 3/25/2033	COP	13,786,715,250	2,203,102
Series UVR, 3.30%, 3/17/2027	COP	21,345,079,140	4,043,755
Series UVR, 3.50%, 5/7/2025	COP	17,225,284,230	3,473,153
Series UVR, 3.75%, 2/25/2037	COP	26,502,932,610	4,173,570
Series UVR, 3.75%, 6/16/2049	COP	17,290,162,890	2,403,444
Series UVR, 4.75%, 4/4/2035	COP	27,995,141,790	4,967,792
			23,420,590
FRANCE — 7.9%
French Republic Government Bond OAT:
Series OATI, 0.10%, 3/1/2025	EUR	2,187,935	2,352,586
Series OATE, 0.10%, 3/1/2026 (a)	EUR	2,883,658	3,044,652
Series OATI, 0.10%, 3/1/2028	EUR	3,096,048	3,304,586
Series OATE, 0.10%, 3/1/2029	EUR	1,707,181	1,766,782

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series OATE, 0.10%, 7/25/2031 (a)	EUR	1,566,559	$ 1,599,014
Series OATI, 0.10%, 3/1/2032	EUR	706,400	742,371
Series OATI, 0.10%, 3/1/2036 (a)	EUR	1,197,433	1,208,822
Series OATE, 0.10%, 7/25/2036 (a)	EUR	3,061,346	2,925,142
0.10%, 7/25/2038 (a)	EUR	1,129,320	1,076,423
Series OATE, 0.10%, 7/25/2047 (a)	EUR	2,339,135	2,116,482
Series OATE, 0.10%, 7/25/2053 (a)	EUR	932,818	829,492
Series OATE, 0.25%, 7/25/2024	EUR	3,527,799	3,789,891
Series OATE, 0.70%, 7/25/2030 (a)	EUR	3,262,545	3,502,493
Series OATE, 1.80%, 7/25/2040 (a)	EUR	2,415,070	2,979,828
Series OATE, 1.85%, 7/25/2027	EUR	4,177,438	4,743,704
Series OATE, 3.15%, 7/25/2032	EUR	1,780,323	2,321,290
Series OATI, 3.40%, 7/25/2029	EUR	2,049,835	2,678,164
			40,981,722
GERMANY — 4.5%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2026	EUR	6,796,859	7,184,089
Series I/L, 0.10%, 4/15/2033	EUR	2,465,355	2,575,605
Series I/L, 0.10%, 4/15/2046	EUR	4,858,519	5,089,221
Series I/L, 0.50%, 4/15/2030	EUR	8,008,253	8,646,631
			23,495,546
ISRAEL — 4.4%
Israel Government Bond - CPI Linked:
Series 0726, 0.10%, 7/31/2026	ILS	6,259,081	1,725,376
Series 1131, 0.10%, 11/30/2031	ILS	7,230,317	1,921,827
Series 0529, 0.50%, 5/31/2029	ILS	8,956,960	2,481,334
Series 1151, 0.50%, 11/30/2051	ILS	4,420,107	1,063,980
Series 1025, 0.75%, 10/31/2025	ILS	8,666,923	2,447,922
Series 0527, 0.75%, 5/31/2027	ILS	8,910,287	2,509,731
Series 0545, 1.00%, 5/31/2045	ILS	8,701,871	2,421,385
Security Description		Principal Amount	Value
Series 0923, 1.75%, 9/29/2023	ILS	3,017,632	$ 862,688
Series 0841, 2.75%, 8/30/2041	ILS	7,505,956	2,747,182
Series 0536, 4.00%, 5/30/2036	ILS	7,726,920	3,031,205
Israel Government Bond - Galil Series 5904, 4.00%, 7/31/2024	ILS	5,994,875	1,790,505
			23,003,135
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2033 (a)	EUR	1,983,768	1,650,275
Series CPI, 0.15%, 5/15/2051 (a)	EUR	1,431,566	873,434
Series CPI, 0.40%, 5/15/2030 (a)	EUR	2,298,600	2,144,766
Series CPI, 0.65%, 5/15/2026	EUR	1,609,132	1,661,016
Series CPI, 1.25%, 9/15/2032 (a)	EUR	2,559,045	2,467,858
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,870,085	2,958,094
Series CPI, 2.35%, 9/15/2024 (a)	EUR	2,936,602	3,226,982
Series CPI, 2.35%, 9/15/2035 (a)	EUR	3,053,860	3,211,809
Series CPI, 2.55%, 9/15/2041 (a)	EUR	2,724,466	2,945,194
Series CPI, 3.10%, 9/15/2026 (a)	EUR	2,459,960	2,785,120
			23,924,548
JAPAN — 4.8%
Japanese Government CPI Linked Bond:
Series 26, 0.01%, 3/10/2031	JPY	260,935,000	2,056,629
0.01%, 3/10/2032	JPY	269,453,790	2,140,049
Series 18, 0.10%, 3/10/2024	JPY	155,518,800	1,204,866
Series 19, 0.10%, 9/10/2024	JPY	358,651,800	2,789,680
Series 20, 0.10%, 3/10/2025	JPY	582,571,000	4,534,689
Series 21, 0.10%, 3/10/2026	JPY	419,384,628	3,301,202
Series 22, 0.10%, 3/10/2027	JPY	275,646,949	2,191,784
Series 23, 0.10%, 3/10/2028	JPY	369,377,700	2,908,214
Series 24, 0.10%, 3/10/2029	JPY	428,227,475	3,374,508

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series 25, 0.20%, 3/10/2030	JPY	96,022,500	$ 785,304
			25,286,925
MEXICO — 4.7%
Mexican Udibonos:
Series S, 2.75%, 11/27/2031	MXN	51,221,132	2,347,936
Series S, 3.00%, 12/3/2026	MXN	28,286,297	1,367,107
Series S, 4.00%, 11/30/2028	MXN	81,800,911	4,138,350
Series S, 4.00%, 11/15/2040	MXN	75,310,349	3,767,054
Series S, 4.00%, 11/8/2046	MXN	64,982,033	3,237,889
Series S, 4.00%, 11/3/2050	MXN	73,391,469	3,621,471
Series S, 4.50%, 12/4/2025	MXN	54,202,660	2,765,060
Series S, 4.50%, 11/22/2035	MXN	60,700,863	3,204,112
			24,448,979
NEW ZEALAND — 2.9%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	3,791,308	2,426,964
Series 0935, 2.50%, 9/20/2035	NZD	9,078,170	5,855,506
Series 0940, 2.50%, 9/20/2040	NZD	5,418,688	3,481,727
Series 0930, 3.00%, 9/20/2030	NZD	4,998,343	3,371,755
			15,135,952
SOUTH AFRICA — 4.7%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	31,767,410	1,635,359
Series 2033, 1.88%, 2/28/2033	ZAR	47,681,790	2,225,574
Series 2025, 2.00%, 1/31/2025	ZAR	62,509,750	3,575,184
Series 2038, 2.25%, 1/31/2038	ZAR	68,917,741	3,063,556
Series 2046, 2.50%, 3/31/2046	ZAR	70,875,515	2,976,841
Series 2050, 2.50%, 12/31/2050	ZAR	83,524,067	3,360,736
Series R210, 2.60%, 3/31/2028	ZAR	33,814,657	1,873,924
Series R202, 3.45%, 12/7/2033	ZAR	50,135,999	2,696,003
Security Description		Principal Amount	Value
Series R197, 5.50%, 12/7/2023	ZAR	49,927,687	$ 2,979,632
			24,386,809
SOUTH KOREA — 0.8%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,606,636,200	1,271,517
Series 3006, 1.13%, 6/10/2030	KRW	2,090,605,500	1,636,743
Series 2806, 1.75%, 6/10/2028	KRW	1,716,844,400	1,398,278
			4,306,538
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,940,694	2,085,724
0.65%, 11/30/2027 (a)	EUR	4,927,711	5,193,464
0.70%, 11/30/2033 (a)	EUR	5,642,213	5,628,796
1.00%, 11/30/2030 (a)	EUR	5,822,817	6,158,842
1.80%, 11/30/2024 (a)	EUR	4,526,031	4,964,594
			24,031,420
SWEDEN — 4.3%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026 (a)	SEK	44,527,071	4,311,099
Series 3113, 0.13%, 12/1/2027 (a)	SEK	35,437,542	3,394,289
Series 3114, 0.13%, 6/1/2030 (a)	SEK	27,519,971	2,598,556
Series 3111, 0.13%, 6/1/2032 (a)	SEK	28,366,864	2,680,643
Series 3109, 1.00%, 6/1/2025 (a)	SEK	46,070,480	4,565,379
Series 3104, 3.50%, 12/1/2028 (a)	SEK	44,104,461	5,047,242
			22,597,208
TURKEY — 4.7%
Turkey Government Bond:
Series CPI, 0.01%, 2/11/2032	TRY	21,838,694	1,680,319
Series CPI, 0.01%, 8/4/2032	TRY	11,331,437	892,249
1.50%, 6/18/2025	TRY	52,763,558	3,925,084
Series CPI, 2.00%, 9/18/2024	TRY	19,926,566	1,412,972
Series CPI, 2.00%, 4/16/2025	TRY	12,025,385	826,821
2.36%, 1/29/2025	TRY	13,111,442	947,571
Series CPI, 2.40%, 5/8/2024	TRY	11,458,560	767,511

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description		Principal Amount	Value
Series CPI, 2.70%, 1/14/2026	TRY	30,103,280	$ 2,378,299
Series CPI, 2.90%, 7/7/2027	TRY	22,701,641	1,887,288
Series CPI, 2.90%, 1/12/2028	TRY	33,592,494	2,829,462
Series CPI, 3.00%, 5/28/2031	TRY	25,377,839	2,328,256
3.20%, 11/6/2024	TRY	7,651,957	564,186
Series CPI, 3.30%, 6/28/2028	TRY	28,203,430	2,279,964
4.10%, 6/5/2024	TRY	9,751,114	663,609
Series CPI, 4.20%, 1/10/2024	TRY	16,576,215	1,072,384
			24,455,975
UNITED KINGDOM — 20.4%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	6,508,575	7,978,790
Series 3MO, 0.13%, 3/22/2026	GBP	3,107,966	3,762,134
Series 3MO, 0.13%, 8/10/2028	GBP	4,983,842	5,996,064
Series 3MO, 0.13%, 3/22/2029	GBP	2,323,652	2,785,373
Series 3MO, 0.13%, 8/10/2031	GBP	5,030,879	6,084,931
Series 3MO, 0.13%, 11/22/2036	GBP	2,190,141	2,543,455
Series 3MO, 0.13%, 3/22/2039	GBP	3,958,350	4,516,760
Series 3MO, 0.13%, 8/10/2041	GBP	6,386,272	7,223,956
Series 3MO, 0.13%, 3/22/2044	GBP	2,606,037	2,881,255
Series 3MO, 0.13%, 3/22/2046	GBP	2,968,440	3,234,723
Series 3MO, 0.13%, 8/10/2048	GBP	2,577,528	2,774,690
Series 3MO, 0.13%, 3/22/2051	GBP	1,633,730	1,751,595
Series 3MO, 0.13%, 11/22/2056	GBP	1,632,596	1,751,526
Series 3MO, 0.13%, 3/22/2058	GBP	2,288,096	2,459,003
Series 3MO, 0.13%, 11/22/2065	GBP	1,844,987	2,036,296
Series 3MO, 0.13%, 3/22/2068	GBP	2,779,532	3,037,408
Series 3MO, 0.25%, 3/22/2052	GBP	2,573,288	2,866,213
Series 3MO, 0.38%, 3/22/2062	GBP	3,056,211	3,617,659
Series 3MO, 0.50%, 3/22/2050	GBP	3,085,559	3,666,211
Security Description		Principal Amount	Value
Series 3MO, 0.63%, 3/22/2040	GBP	2,630,096	$ 3,249,717
Series 3MO, 0.63%, 11/22/2042	GBP	1,641,737	2,033,545
Series 3MO, 0.75%, 3/22/2034	GBP	3,853,058	4,868,238
Series 3MO, 0.75%, 11/22/2047	GBP	2,252,740	2,824,727
Series 3MO, 1.13%, 11/22/2037	GBP	2,411,102	3,186,071
Series 3MO, 1.25%, 11/22/2027	GBP	3,759,735	4,778,021
Series 3MO, 1.25%, 11/22/2032	GBP	3,176,607	4,233,354
Series 3MO, 1.25%, 11/22/2055	GBP	2,555,530	3,786,509
Series 8MO, 2.00%, 1/26/2035	GBP	1,244,707	1,863,388
Series 8MO, 2.50%, 7/17/2024	GBP	1,466,884	1,944,060
Series 8MO, 4.13%, 7/22/2030	GBP	748,557	1,220,748
United Kingdom Inflation-Linked Gilt Series 3MO, 0.13%, 3/22/2073	GBP	1,154,390	1,327,239
			106,283,659
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $603,745,086)			517,800,770
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (b)(c) (Cost $367,253)	367,253	367,253
TOTAL INVESTMENTS — 99.5% (Cost $604,112,339)		518,168,023
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,606,733
NET ASSETS — 100.0%		$ 520,774,756

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.5% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2022.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$517,800,770	$—	$517,800,770
Short-Term Investment	367,253	—	—	367,253
TOTAL INVESTMENTS	$367,253	$517,800,770	$—	$518,168,023

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	636,650	$636,650	$141,545,932	$141,815,329	$—	$—	367,253	$367,253	$14,998
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,106,035,622	$137,726,064
Investments in affiliated issuers, at value	43,505,616	8,861,440
Total Investments	2,149,541,238	146,587,504
Foreign currency, at value	14,083,223	912,876
Net cash at broker	260,000	—
Cash	—	—
Receivable for investments sold	3,917,480	262,675
Unrealized appreciation on forward foreign currency exchange contracts	855,320	—
Dividends receivable — affiliated issuers	12,759	1,617
Interest receivable — unaffiliated issuers	32,163,789	1,330,473
Securities lending income receivable — unaffiliated issuers	790	—
Securities lending income receivable — affiliated issuers	19,563	3,211
Receivable for foreign taxes recoverable	381,620	1,722
TOTAL ASSETS	2,201,235,782	149,100,078
LIABILITIES
Due to custodian	479,632	—
Payable upon return of securities loaned	36,893,506	8,734,973
Payable for investments purchased	10,871,501	201,399
Unrealized depreciation on forward foreign currency exchange contracts	784,815	—
Deferred foreign taxes payable	177,677	—
Advisory fee payable	544,246	58,354
TOTAL LIABILITIES	49,751,377	8,994,726
NET ASSETS	$2,151,484,405	$140,105,352
NET ASSETS CONSIST OF:
Paid-in Capital	$2,451,234,357	$168,066,990
Total distributable earnings (loss)**	(299,749,952)	(27,961,638)
NET ASSETS	$2,151,484,405	$140,105,352
NET ASSET VALUE PER SHARE
Net asset value per share	$ 20.49	$ 27.47
Shares outstanding (unlimited amount authorized, $0.01 par value)	105,000,000	5,100,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,293,391,002	$164,813,136
Investments in affiliated issuers	43,505,616	8,861,440
Total cost of investments	$2,336,896,618	$173,674,576
Foreign currency, at cost	$ 14,153,354	$ 898,153
* Includes investments in securities on loan, at value	$ 35,830,780	$ 8,535,613
** Includes deferred foreign taxes	$ 177,678	$ —
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$1,107,147,072	$143,884,799	$ 517,800,770
311,474	—	367,253
1,107,458,546	143,884,799	518,168,023
834,026	321,272	—
—	—	—
1,278,691	23,013	808
7,575,881	5,804,930	449,631
—	—	—
2,867	397	4,358
7,900,308	900,407	2,808,235
—	—	—
—	—	—
463,632	142,865	—
1,125,513,951	151,077,683	521,431,055

—	—	431,393
—	—	—
9,738,062	5,798,618	—
—	—	—
84,855	—	1,927
324,941	42,843	222,979
10,147,858	5,841,461	656,299
$ 1,115,366,093	$145,236,222	$ 520,774,756

$1,313,736,330	$159,135,226	$ 631,967,919
(198,370,237)	(13,899,004)	(111,193,163)
$ 1,115,366,093	$145,236,222	$ 520,774,756

$ 22.35	$ 26.90	$ 41.33
49,900,038	5,400,000	12,600,483

$1,294,255,248	$155,076,153	$ 603,745,086
311,474	—	367,253
$1,294,566,722	$155,076,153	$ 604,112,339
$ 826,519	$ 327,353	$ —
$ —	$ —	$ —
$ 84,855	$ —	$ —

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2022

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 106,510,272	$ 1,504,127
Dividend income — affiliated issuers	99,376	4,740
Unaffiliated securities lending income	788	—
Affiliated securities lending income	113,699	14,843
Foreign taxes withheld	(2,440,027)	—
TOTAL INVESTMENT INCOME (LOSS)	104,284,108	1,523,710
EXPENSES
Advisory fee	5,432,080	592,501
Trustees’ fees and expenses	18,181	1,336
Miscellaneous expenses	74,078	5,097
TOTAL EXPENSES	5,524,339	598,934
NET INVESTMENT INCOME (LOSS)	$ 98,759,769	$ 924,776
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(172,613,258)	(2,882,086)
In-kind redemptions — unaffiliated issuers	(11,048,273)	(1,281,874)
Forward foreign currency exchange contracts	1,592,412	—
Foreign currency transactions	(15,815,725)	(421,426)
Net realized gain (loss)	(197,884,844)	(4,585,386)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(76,779,322)	(23,281,127)
Forward foreign currency exchange contracts	64,389	—
Foreign currency translations	681,715	87,606
Net change in unrealized appreciation/depreciation	(76,033,218)	(23,193,521)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(273,918,062)	(27,778,907)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(175,158,293)	$(26,854,131)
* Includes foreign capital gain taxes	$ (34,749)	$ —
** Includes foreign deferred taxes	$ (177,678)	$ —
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 15,784,311	$ 1,322,664	$ 54,306,260
15,738	1,307	14,998
—	—	—
—	—	—
(294,122)	(39,431)	(73,885)
15,505,927	1,284,540	54,247,373

3,043,048	559,681	2,425,513
9,316	1,371	5,152
36,079	7,143	20,781
3,088,443	568,195	2,451,446
$ 12,417,484	$ 716,345	$ 51,795,927

(23,903,159)	(12,219,291)	(40,685,824)
(6,344,133)	(2,664,311)	1,322,058
—	—	—
(2,864,438)	(368,924)	(1,811,492)
(33,111,730)	(15,252,526)	(41,175,258)

(155,328,025)	(6,751,562)	(97,495,988)
—	—	—
293,954	34,926	59,806
(155,034,071)	(6,716,636)	(97,436,182)
(188,145,801)	(21,969,162)	(138,611,440)
$(175,728,317)	$(21,252,817)	$ (86,815,513)
$ (15,995)	$ —	$ 71
$ (84,855)	$ —	$ —

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 98,759,769	$ 48,111,753
Net realized gain (loss)	(197,884,844)	(19,437,230)
Net change in unrealized appreciation/depreciation	(76,033,218)	(153,701,691)
Net increase (decrease) in net assets resulting from operations	(175,158,293)	(125,027,168)
Distributions to shareholders	(3,714,999)	(39,014,812)
Return of capital	(86,940,908)	(6,269,073)
Total Distributions to shareholders	(90,655,907)	(45,283,885)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,604,488,801	434,698,879
Cost of shares redeemed	(370,867,980)	(99,044,429)
Other Capital	3,574,214	782,719
Net increase (decrease) in net assets from beneficial interest transactions	1,237,195,035	336,437,169
Contribution from Affiliate (Note 4)	534,103	—
Net increase (decrease) in net assets during the period	971,914,938	166,126,116
Net assets at beginning of period	1,179,569,467	1,013,443,351
NET ASSETS AT END OF PERIOD	$2,151,484,405	$1,179,569,467
SHARES OF BENEFICIAL INTEREST:
Shares sold	74,600,000	16,200,000
Shares redeemed	(18,000,000)	(4,000,000)
Net increase (decrease) from share transactions	56,600,000	12,200,000
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF		SPDR Bloomberg International Treasury Bond ETF
Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21

$ 924,776	$ 684,532	$ 12,417,484	$ 9,467,164
(4,585,386)	4,249,086	(33,111,730)	(4,314,448)
(23,193,521)	(23,496,804)	(155,034,071)	(102,758,112)
(26,854,131)	(18,563,186)	(175,728,317)	(97,605,396)
(628,666)	(716,688)	(10,363,828)	(8,885,986)
—	—	—	—
(628,666)	(716,688)	(10,363,828)	(8,885,986)

35,563,928	11,048,448	471,484,457	198,759,981
(19,639,302)	(100,711,744)	(121,779,953)	(152,553,253)
22,126	38,452	175,444	316,263
15,946,752	(89,624,844)	349,879,948	46,522,991
—	—	—	—
(11,536,045)	(108,904,718)	163,787,803	(59,968,391)
151,641,397	260,546,115	951,578,290	1,011,546,681
$140,105,352	$ 151,641,397	$1,115,366,093	$ 951,578,290

1,300,000	300,000	20,600,000	6,600,000
(600,000)	(2,800,000)	(4,500,000)	(5,200,000)
700,000	(2,500,000)	16,100,000	1,400,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 716,345	$ (185,511)
Net realized gain (loss)	(15,252,526)	2,521,922
Net change in unrealized appreciation/depreciation	(6,716,636)	(18,112,708)
Net increase (decrease) in net assets resulting from operations	(21,252,817)	(15,776,297)
Distributions to shareholders	(665,086)	(1,221,564)
Return of capital	—	—
Total Distributions to shareholders	(665,086)	(1,221,564)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	18,163,682	45,229,410
Cost of shares redeemed	(21,099,179)	(71,606,306)
Other Capital	(46,964)	79,744
Net increase (decrease) in net assets from beneficial interest transactions	(2,982,461)	(26,297,152)
Contribution from Affiliate (Note 4)	2,298	—
Net increase (decrease) in net assets during the period	(24,898,066)	(43,295,013)
Net assets at beginning of period	170,134,288	213,429,301
NET ASSETS AT END OF PERIOD	$145,236,222	$170,134,288
SHARES OF BENEFICIAL INTEREST:
Shares sold	600,000	1,400,000
Shares redeemed	(800,000)	(2,300,000)
Net increase (decrease) from share transactions	(200,000)	(900,000)
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Year Ended 12/31/22	Year Ended 12/31/21

$ 51,795,927	$ 19,310,847
(41,175,258)	66,637
(97,436,182)	(35,046,104)
(86,815,513)	(15,668,620)
(37,295,303)	(19,115,383)
(11,096,490)	—
(48,391,793)	(19,115,383)

237,160,404	129,824,774
(34,725,536)	(22,699,668)
267,829	168,959
202,702,697	107,294,065
51,944	—
67,547,335	72,510,062
453,227,421	380,717,359
$520,774,756	$453,227,421

4,900,000	2,300,000
(700,000)	(400,000)
4,200,000	1,900,000

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 24.37	$ 28.00	$ 27.83	$ 27.76	$ 27.08	$ 28.99
Income (loss) from investment operations:
Net investment income (loss) (b)	1.13	1.01	1.13	0.65	1.51	1.41
Net realized and unrealized gain (loss) (c)	(4.08)	(3.72)	0.05	0.15	0.45	(2.28)
Total from investment operations	(2.95)	(2.71)	1.18	0.80	1.96	(0.87)
Contribution from Affiliate (Note 4)	0.01	—	—	—	0.01	—
Other capital (b)	0.04	0.02	0.02	0.01	0.02	0.06
Distributions to shareholders from:
Net investment income	(0.04)	(0.81)	(0.22)	(0.07)	(0.79)	(0.67)
Return of Capital	(0.94)	(0.13)	(0.81)	(0.67)	(0.52)	(0.43)
Total distributions	(0.98)	(0.94)	(1.03)	(0.74)	(1.31)	(1.10)
Net asset value, end of period	$ 20.49	$ 24.37	$ 28.00	$ 27.83	$ 27.76	$ 27.08
Total return (d)	(11.89)%(e)	(9.74)%	4.59%	2.94%	7.70%(f)	(3.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,151,484	$1,179,569	$1,013,443	$1,015,629	$810,738	$519,933
Ratios to average net assets:
Total expenses	0.31%	0.30%	0.30%	0.30%(g)	0.39%	0.41%
Net expenses	0.31%	0.30%	0.30%	0.30%(g)	0.38%	0.41%
Net investment income (loss)	5.45%	3.86%	4.26%	4.69%(g)	5.68%	4.81%
Portfolio turnover rate (h)	39%	22%	50%	18%(i)	43%	83%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2022, the total return would have been (11.93)%.
(f)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Corporate Bond ETF
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 34.46	$ 37.76	$ 33.98	$ 34.15	$ 33.87	$ 33.17
Income (loss) from investment operations:
Net investment income (loss) (b)	0.23	0.12	0.18	0.14	0.29	0.25
Net realized and unrealized gain (loss) (c)	(7.08)	(3.30)	3.74	(0.20)	0.23	0.63
Total from investment operations	(6.85)	(3.18)	3.92	(0.06)	0.52	0.88
Other capital (b)	0.01	0.01	0.02	0.02	0.00(d)	0.04
Distributions to shareholders from:
Net investment income	(0.15)	(0.13)	(0.04)	(0.10)	—	(0.22)
Return of Capital	—	—	(0.12)	(0.03)	(0.24)	—
Total distributions	(0.15)	(0.13)	(0.16)	(0.13)	(0.24)	(0.22)
Net asset value, end of period	$ 27.47	$ 34.46	$ 37.76	$ 33.98	$ 34.15	$ 33.87
Total return (e)	(19.86)%	(8.41)%	11.69%	(0.15)%	1.59%	2.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$140,105	$151,641	$260,546	$190,273	$167,358	$230,286
Ratios to average net assets:
Total expenses	0.51%	0.50%	0.50%	0.50%(f)	0.51%	0.50%
Net investment income (loss)	0.78%	0.32%	0.54%	0.81%(f)	0.88%	0.72%
Portfolio turnover rate (g)	14%	14%	23%	5%(h)	16%	23%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Treasury Bond ETF
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 28.15	$ 31.22	$ 28.74	$ 28.87	$ 27.88	$ 27.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.34	0.28	0.35	0.19	0.39	0.31
Net realized and unrealized gain (loss) (c)	(5.87)	(3.10)	2.42	(0.13)	0.92	0.24
Total from investment operations	(5.53)	(2.82)	2.77	0.06	1.31	0.55
Contribution from Affiliate	—	—	0.00(d)	—	—	—
Other capital (b)	0.00(d)	0.01	0.01	0.00(d)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.27)	(0.26)	(0.30)	(0.19)	(0.33)	(0.24)
Net asset value, end of period	$ 22.35	$ 28.15	$ 31.22	$ 28.74	$ 28.87	$ 27.88
Total return (e)	(19.66)%	(9.01)%	9.73%(f)	0.20%	4.78%	2.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,115,366	$951,578	$1,011,547	$1,028,855	$1,122,866	$1,519,631
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%(g)	0.38%	0.50%
Net investment income (loss)	1.43%	0.95%	1.19%	1.31%(g)	1.42%	1.09%
Portfolio turnover rate (h)	14%	15%	16%	7%(i)	18%	29%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 9.73%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 30.38	$ 32.84	$ 30.88	$ 31.05	$ 31.38	$ 31.23
Income (loss) from investment operations:
Net investment income (loss) (b)	0.12	(0.03)	0.05	0.07	0.16	0.00(c)
Net realized and unrealized gain (loss) (d)	(3.47)	(2.26)	1.94	(0.17)	(0.10)	0.28
Total from investment operations	(3.35)	(2.29)	1.99	(0.10)	0.06	0.28
Contribution from Affiliate (Note 4)	0.00(c)	—	0.00(c)	—	—	—
Other capital (b)	(0.01)	0.01	0.01	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.12)	(0.18)	(0.04)	—	(0.33)	(0.14)
Return of Capital	—	—	—	(0.07)	(0.06)	—
Total distributions	(0.12)	(0.18)	(0.04)	(0.07)	(0.39)	(0.14)
Net asset value, end of period	$ 26.90	$ 30.38	$ 32.84	$ 30.88	$ 31.05	$ 31.38
Total return (e)	(11.07)%(f)	(6.91)%	6.49%(g)	(0.36)%	0.21%	0.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$145,236	$170,134	$213,429	$299,496	$298,118	$332,582
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%(h)	0.36%	0.35%
Net investment income (loss)	0.45%	(0.09)%	0.16%	0.43%(h)	0.51%	0.01%
Portfolio turnover rate (i)	56%	64%	67%	31%(j)	66%	63%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended ended December 31, 2022, the total return would have remained (11.07)%
(g)	If an affiliate had not made a contribution during the year ended ended December 31, 2020, the total return would have remained 6.49%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(j)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 53.95	$ 58.57	$ 55.28	$ 55.31	$ 54.63	$ 55.75
Income (loss) from investment operations:
Net investment income (loss) (b)	4.91	2.56	1.02	0.66	1.92	1.73
Net realized and unrealized gain (loss) (c)	(12.97)	(4.71)	3.17	0.19	0.57	(1.11)
Total from investment operations	(8.06)	(2.15)	4.19	0.85	2.49	0.62
Contribution from Affiliate (Note 4)	0.00	—	—	—	—	0.00(d)
Other capital (b)	0.03	0.02	0.03	0.01	0.03	0.11
Distributions to shareholders from:
Net investment income	(3.53)	(2.49)	(0.93)	(0.87)	—	(1.18)
Net realized gains	—	—	—	—	—	(0.47)
Return of Capital	(1.06)	—	—	(0.02)	(1.84)	(0.20)
Total distributions	(4.59)	(2.49)	(0.93)	(0.89)	(1.84)	(1.85)
Net asset value, end of period	$ 41.33	$ 53.95	$ 58.57	$ 55.28	$ 55.31	$ 54.63
Total return (e)	(15.41)%(f)	(3.68)%	7.76%	1.58%	4.78%	1.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$520,775	$453,227	$380,717	$431,216	$475,714	$568,158
Ratios to average net assets:
Total expenses	0.51%	0.50%	0.50%	0.50%(g)	0.50%	0.50%
Net investment income (loss)	10.68%	4.57%	1.90%	2.39%(g)	3.60%	3.02%
Portfolio turnover rate (h)	37%	20%	28%	8%(i)	37%	32%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an Affiliate had not made a contribution during the year ended December 31 2022, the total return would have remained (15.41)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund, except for SPDR Bloomberg International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the fiscal year ended December 31, 2022, the SPDR Bloomberg Emerging Markets Local Bond ETF entered into forward foreign currency exchange contracts to manage currency exposure.
The following tables summarize the value of the Funds' derivative instruments as of December 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$855,320	$—	$—	$—	$855,320
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$784,815	$—	$—	$—	$784,815

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$1,592,412	$—	$—	$—	$1,592,412
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$64,389	$—	$—	$—	$64,389
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2022:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital	$195,648	$(195,648)	$—	$ —
Goldman Sachs Capital Markets L.P.	47,651	—	—	47,651
UBS AG	612,021	(95,624)	—	516,397
	$855,320	$(291,272)	$—	$564,048
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital	$(277,691)	$195,648	$—	$ (82,043)
Standard Chartered Bank	(378,037)	—	—	(378,037)
UBS AG	(95,624)	95,624	—	—
Westpac Banking Corp.	(33,463)	—	—	(33,463)
	$(784,815)	$291,272	$—	$(493,543)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg International Corporate Bond ETF	0.50
SPDR Bloomberg International Treasury Bond ETF	0.35
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2023.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg International Corporate Bond ETF and SPDR Bloomberg Emerging Markets Local Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2022 are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

During the fiscal year ended December 31, 2022, State Street made contributions of $489,633, $2,298 and $51,944 to the SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF, respectively, related to an accounting matter.
During the fiscal year ended December 31, 2022, the Adviser agreed to make a contribution $44,470 to the SPDR Bloomberg Emerging Markets Local Bond ETF related to a trade processing matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2022, were as follows:
	Purchases	Sales
SPDR Bloomberg Emerging Markets Local Bond ETF	$1,901,557,667	$704,891,129
SPDR Bloomberg International Corporate Bond ETF	24,926,394	16,991,888
SPDR Bloomberg International Treasury Bond ETF	210,250,345	123,961,748
SPDR Bloomberg Short Term International Treasury Bond ETF	89,348,808	88,139,519
SPDR FTSE International Government Inflation-Protected Bond ETF	189,600,420	179,568,936
For the year ended December 31, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Emerging Markets Local Bond ETF	$135,820,601	$136,160,292	$(11,048,273)
SPDR Bloomberg International Corporate Bond ETF	28,140,371	19,028,316	(1,281,874)
SPDR Bloomberg International Treasury Bond ETF	366,096,330	99,670,677	(6,344,133)
SPDR Bloomberg Short Term International Treasury Bond ETF	14,342,200	17,650,715	(2,664,311)
SPDR FTSE International Government Inflation-Protected Bond ETF	168,138,057	17,511,824	1,322,058
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, premium amortization, net operating losses, wash sale loss deferrals, TIPS adjustments, forward contracts and distributions in excess of current earnings.
The tax character of distributions paid during the year ended December 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 3,714,999	$ —	$86,940,908	$90,655,907
SPDR Bloomberg International Corporate Bond ETF	628,666	—	—	628,666
SPDR Bloomberg International Treasury Bond ETF	10,363,828	—	—	10,363,828
SPDR Bloomberg Short Term International Treasury Bond ETF	526,121	138,965	—	665,086
SPDR FTSE International Government Inflation-Protected Bond ETF	37,295,303	—	11,096,490	48,391,793
The tax character of distributions paid during the fiscal period ended December 31, 2021 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 39,014,812	$ —	$ 6,269,073	$ 45,283,885
SPDR Bloomberg International Corporate Bond ETF	716,688	—	—	716,688
SPDR Bloomberg International Treasury Bond ETF	8,885,986	—	—	8,885,986
SPDR Bloomberg Short Term International Treasury Bond ETF	1,221,564	—	—	1,221,564
SPDR FTSE International Government Inflation-Protected Bond ETF	17,883,899	1,231,484	—	19,115,383
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$—	$(102,997,164)	$—	$(196,752,788)	$(299,749,952)
SPDR Bloomberg International Corporate Bond ETF	—	(826,338)	—	(27,135,300)	(27,961,638)
SPDR Bloomberg International Treasury Bond ETF	—	(9,590,138)	—	(188,780,099)	(198,370,237)
SPDR Bloomberg Short Term International Treasury Bond ETF	—	(2,461,219)	—	(11,437,785)	(13,899,004)
SPDR FTSE International Government Inflation-Protected Bond ETF	—	(8,576,000)	—	(102,617,163)	(111,193,163)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

As of December 31, 2022, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Emerging Markets Local Bond ETF	$39,775,120	$63,222,044
SPDR Bloomberg International Corporate Bond ETF	214,332	612,006
SPDR Bloomberg International Treasury Bond ETF	2,425,494	7,164,644
SPDR Bloomberg Short Term International Treasury Bond ETF	1,097,731	1,363,488
SPDR FTSE International Government Inflation-Protected Bond ETF	5,592,148	2,983,852
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Emerging Markets Local Bond ETF	$2,346,402,571	$22,101,409	$218,962,742	$(196,861,333)
SPDR Bloomberg International Corporate Bond ETF	173,772,421	524,823	27,709,740	(27,184,917)
SPDR Bloomberg International Treasury Bond ETF	1,296,340,754	5,518,844	194,401,052	(188,882,208)
SPDR Bloomberg Short Term International Treasury Bond ETF	155,326,332	1,315,894	12,757,427	(11,441,533)
SPDR FTSE International Government Inflation-Protected Bond ETF	620,751,560	1,499,504	104,083,041	(102,583,537)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 35,830,780	$ 36,893,506	$ 36,893,506
SPDR Bloomberg International Corporate Bond ETF	8,535,613	8,734,973	8,734,973

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Emerging Markets Local Bond ETF	Foreign Government Obligations	$36,893,506	$—	$—	$—	$36,893,506	$36,893,506
SPDR Bloomberg International Corporate Bond ETF	Corporate Bonds & Notes	8,734,973	—	—	—	8,734,973	8,734,973
10.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate.
The Fund had no outstanding loans as of December 31, 2022.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value. A reduction in liquidity of certain Fund holdings as a result of sanctions and related actions may cause a Fund to experience increased premiums or discounts to its NAV and/or wider bid-ask spreads. Additionally, if it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions, or if deemed appropriate by the Fund’s investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs.
12.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond (collectively referred to as the “Funds”) (five of the series constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of December 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the series constituting SPDR® Series Trust) at December 31, 2022, the results of their operations for the year then ended, the changes in their net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual series constituting SPDR Series Trust	Statement of operations	Statements of changes in net assets	Financial highlights
SPDR Bloomberg Emerging Markets Local Bond ETF (formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)

SPDR Bloomberg International Corporate Bond ETF (formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)

SPDR Bloomberg International Treasury Bond ETF (formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)

SPDR Bloomberg Short Term International Treasury Bond ETF (formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)

SPDR FTSE International Government Inflation-Protected Bond	For the year ended December 31, 2022	For the each of the two years in the period ended December 31, 2022	For each of the two years in the period ended December 31, 2022, the period from July 1, 2019 to December 31, 2019 and each of the two years in the period ended June 30, 2019
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Emerging Markets Local Bond ETF	0.31%	$1,035.50	$1.59	$1,023.60	$1.58
SPDR Bloomberg International Corporate Bond ETF	0.51	988.20	2.56	1,022.60	2.60
SPDR Bloomberg International Treasury Bond ETF	0.36	977.10	1.79	1,023.40	1.84
SPDR Bloomberg Short Term International Treasury Bond ETF	0.36	1,003.60	1.82	1,023.40	1.84
SPDR FTSE International Government Inflation-Protected Bond ETF	0.51	972.20	2.54	1,022.60	2.60
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2022.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Funds during the fiscal period ended December 31, 2022:
Amount
SPDR Bloomberg Short Term International Treasury Bond ETF	$138,965
Foreign Tax Credit
The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2022, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Bloomberg Emerging Markets Local Bond ETF	$2,362,958
The amount of foreign source income earned on the Fund during the year ended December 31, 2022 was as follows:
Amount
SPDR Bloomberg Emerging Markets Local Bond ETF	$92,616,511

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Shareholder Meeting Results
A Special Meeting of the Shareholders of SPDR Series Trust (the “Shareholder Meeting”) was held on October 20, 2022. The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. At the Shareholder Meeting, the shareholders of each Fund approved the election of Trustees. The results of the voting are as follows:
Trustee Nominee Name	Shares For	Shares Withheld
Clare S. Richer	458,963,922.211	3,805,311.071
Sandra G. Sponem	458,912,867.553	3,856,365.729
Kristi L. Rowsell	459,030,936.405	3,738,296.877
Gunjan Chauhan	458,827,846.171	3,941,387.111
Carolyn M. Clancy	459,042,164.143	3,727,069.139
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	125	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	125	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Bond & Investment Grade
Debt Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund;
Guggenheim Energy
					& Income Fund; Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CAROLYN M. CLANCY c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1960	Independent Trustee	Term: Unlimited Served: since October 2022	Retired. Executive Vice President, Head of Strategy, Analytics and Market Readiness, Fidelity Investments (April 2020 – June 2021); Executive Vice President, Head of Broker Dealer Business, Fidelity Investments (July 2017 – March 2020).	125	Assumption University (Trustee); Big Sister Association of Greater Boston (Director).
KRISTI L. ROWSELL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1966	Independent Trustee	Term: Unlimited Served: since October 2022	Partner and President, Harris Associates (2010 – 2021).	125	Oakmark Funds (Trustee); Board of Governors, Investment Company Institute (Member); Habitat for Humanity Chicago (Director).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	President, Winnisquam Capital LLC (December 2022 – present); Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	136	Investment Managers Series Trust (December 2022 – present); The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I PLC
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II PLC
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
GUNJAN CHAUHAN** c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1982	Interested Trustee	Term: Unlimited Served: Since October 2022	Senior Managing Director, State Street Global Advisors (April 2018 – Present); Managing Director, State Street Global Advisors (June 2015– March 2018).	125	State Street ICAV (Director).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser, which includes series of SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust.
* Mr. Ross is an Interested Trustee because of his ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
** Ms. Chauhan is an Interested Trustee because of her position with an affiliate of the Adviser.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Co. (May 2014 - May 2017).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.sssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSERTRYEAR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal year ending December 31, 2022 and December 31, 2021, the aggregate audit fees billed for professional services rendered by the principal accountant were $123,675 and $89,700, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal year ending December 31, 2022 and December 31, 2021, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal year ending December 31, 2022 and December 31, 2021, the aggregate tax fees billed for professional services rendered by the principal accountant were $13,890 and $34,725, respectively. Tax services related to the review of year-end distribution requirements for the fiscal year ended December 31, 2022 and the review of year-end distribution requirements as well as tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended December 31, 2021.

(d) All Other Fees.

For the fiscal year ending December 31, 2022 and December 31, 2021, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal year ended December 31, 2022 and calendar year ended December 31, 2021, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,327,125 and $8,904,469, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2022 (in millions)		FY 2021 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex(1):
Audit Related Fees	$18.1		$18.1
Tax Fees	$5.4		$5.4
All Other Fees	$14.5		$14.5

(1)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s Audit committee are Dwight Churchill, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:  March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:  March 8, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:  March 8, 2023